UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue,

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 – March 31, 2006

Item 1.	Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

STATEMENT OF INVESTMENTS (Unaudited)

March 31, 2006

SHARES			VALUE
COMMON STOCKS - 99.68%
APPAREL AND OTHER TEXTILE PRODUCTS - 0.87%
4,304		Polo Ralph Lauren Corp	$260,865

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	260,865

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.36%
6,354		Lowe’s Cos, Inc	409,452

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	409,452

BUSINESS SERVICES - 12.70%
14,067	*	Adobe Systems, Inc	491,220
4,352	*	Cognizant Technology Solutions Corp	258,900
13,070	*	eBay, Inc	510,514
8,290	*	Electronic Arts, Inc	453,629
1,200	*	F5 Networks, Inc	86,988
2,115	*	Google, Inc (Class A)	824,850
21,986		Microsoft Corp	598,239
4,300	*	Red Hat, Inc	120,314
6,832		SAP AG. (Spon ADR)	371,114
3,136	*	Yahoo!, Inc	101,167

		TOTAL BUSINESS SERVICES	3,816,935

CHEMICALS AND ALLIED PRODUCTS - 12.43%
8,219	*	Amgen, Inc	597,932
6,834		Eli Lilly & Co	377,920
3,668	*	Genentech, Inc	309,983
4,957	*	Genzyme Corp	333,210
4,100	*	Gilead Sciences, Inc	255,102
4,000	*	Keryx Biopharmaceuticals, Inc	76,440
2,850		Monsanto Co	241,538
11,062		Procter & Gamble Co	637,392
4,826	*	Sepracor, Inc	235,557
13,192		Teva Pharmaceutical Industries Ltd (Spon ADR)	543,247
2,605		Wyeth	126,395

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,734,716

COMMUNICATIONS - 4.27%
5,574		America Movil S.A. de C.V., Series L	190,965
8,500		AT&T, Inc	229,840
15,356		Sprint Nextel Corp	396,799
10,230	*	Univision Communications, Inc (Class A)	352,628
2,891	*	Viacom, Inc	112,171

		TOTAL COMMUNICATIONS	1,282,403

EATING AND DRINKING PLACES - 0.52%
4,130	*	Starbucks Corp	155,453

		TOTAL EATING AND DRINKING PLACES	155,453

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 15.33%
8,046	*	Broadcom Corp (Class A)	347,265
6,443	*	Cisco Systems, Inc	139,620
5,073		Emerson Electric Co	424,255
21,754		General Electric Co	756,604

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES			VALUE
2,948		Harman International Industries, Inc	$327,611
5,013	*	Marvell Technology Group Ltd	271,203
26,479		Motorola, Inc	606,634
5,661	*	Nvidia Corp	324,149
17,322		Qualcomm, Inc	876,666
16,391		Texas Instruments, Inc	532,216

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,606,223

ENGINEERING AND MANAGEMENT SERVICES - 1.53%
11,033		Paychex, Inc	459,635

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	459,635

FOOD AND KINDRED PRODUCTS - 3.86%
7,100		Altria Group, Inc	503,106
11,368		PepsiCo, Inc	656,957

		TOTAL FOOD AND KINDRED PRODUCTS	1,160,063

FURNITURE AND HOMEFURNISHINGS STORES - 1.19%
9,345	*	Bed Bath & Beyond, Inc	358,848

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	358,848

GENERAL MERCHANDISE STORES - 2.23%
7,478		Target Corp	388,931
5,978		Wal-Mart Stores, Inc	282,401

		TOTAL GENERAL MERCHANDISE STORES	671,332

HEALTH SERVICES - 1.56%
9,539		Caremark Rx, Inc	469,128

		TOTAL HEALTH SERVICES	469,128

HOTELS AND OTHER LODGING PLACES - 1.14%
1,320	*	Las Vegas Sands Corp	74,791
3,953	*	Starwood Hotels & Resorts Worldwide, Inc	267,737

		TOTAL HOTELS AND OTHER LODGING PLACES	342,528

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.38%
5,378	*	Apple Computer, Inc	337,308
16,855		Applied Materials, Inc	295,131
4,403		Caterpillar, Inc	316,179
400		Deere & Co	31,620
2,665	*	Dell, Inc	79,310
11,801	*	Juniper Networks, Inc	225,635
14,292	*	Network Appliance, Inc	514,941
2,228	*	Rackable Systems, Inc	117,750

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,917,874

INSTRUMENTS AND RELATED PRODUCTS - 5.12%
810		Alcon, Inc	84,451
3,902		Johnson & Johnson	231,076
9,433		Medtronic, Inc	478,725
8,266	*	St. Jude Medical, Inc	338,906

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES			VALUE
6,004	*	Zimmer Holdings, Inc	$405,870

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,539,028

INSURANCE CARRIERS - 4.27%
10,096		Aetna, Inc	496,117
2,973		Progressive Corp	309,965
6,165	*	WellPoint, Inc	477,356

		TOTAL INSURANCE CARRIERS	1,283,438

LEATHER AND LEATHER PRODUCTS - 0.65%
5,618	*	Coach, Inc	194,270

		TOTAL LEATHER AND LEATHER PRODUCTS	194,270

METAL MINING - 0.85%
5,285		Companhia Vale do Rio Doce (ADR)	256,481

		TOTAL METAL MINING	256,481

MISCELLANEOUS RETAIL - 1.82%
18,338		CVS Corp	547,756

		TOTAL MISCELLANEOUS RETAIL	547,756

MOTION PICTURES - 0.52%
5,565		Walt Disney Co	155,208

		TOTAL MOTION PICTURES	155,208

NONDEPOSITORY INSTITUTIONS - 2.90%
12,376		American Express Co	650,359
4,241		SLM Corp	220,278

		TOTAL NONDEPOSITORY INSTITUTIONS	870,637

OIL AND GAS EXTRACTION - 3.32%
1,477		Baker Hughes, Inc	101,027
4,860		Halliburton Co	354,877
3,804		Schlumberger Ltd	481,472
1,400		XTO Energy, Inc	60,998

		TOTAL OIL AND GAS EXTRACTION	998,374

PETROLEUM AND COAL PRODUCTS - 0.79%
3,303		EOG Resources, Inc	237,816

		TOTAL PETROLEUM AND COAL PRODUCTS	237,816

PRIMARY METAL INDUSTRIES - 2.23%
24,851	*	Corning, Inc	668,740

		TOTAL PRIMARY METAL INDUSTRIES	668,740

SECURITY AND COMMODITY BROKERS - 5.40%
29,450		Charles Schwab Corp	506,835
555		Chicago Mercantile Exchange Holdings, Inc	248,363
9,090	*	E*Trade Financial Corp	245,248
3,009		Goldman Sachs Group, Inc	472,293

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES			VALUE
7,114		TD Ameritrade Holding Corp	$148,469

		TOTAL SECURITY AND COMMODITY BROKERS	1,621,208

TRANSPORTATION BY AIR - 0.49%
8,128		Southwest Airlines Co	146,223

		TOTAL TRANSPORTATION BY AIR	146,223

TRANSPORTATION EQUIPMENT - 3.63%
6,181		Boeing Co	481,685
10,517		United Technologies Corp	609,670

		TOTAL TRANSPORTATION EQUIPMENT	1,091,355

TRANSPORTATION SERVICES - 0.21%
1,300		CH Robinson Worldwide, Inc	63,817

		TOTAL TRANSPORTATION SERVICES	63,817

TRUCKING AND WAREHOUSING - 1.59%
6,002		United Parcel Service, Inc (Class B)	476,440

		TOTAL TRUCKING AND WAREHOUSING	476,440

WHOLESALE TRADE-DURABLE GOODS - 0.45%
2,900	*	Advanced Medical Optics, Inc	135,256

		TOTAL WHOLESALE TRADE-DURABLE GOODS	135,256

WHOLESALE TRADE-NONDURABLE GOODS - 0.07%
251		Nike, Inc (Class B)	21,360

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	21,360

		TOTAL COMMON STOCKS
		(Cost $27,114,485)	29,952,862

		TOTAL PORTFOLIO - 99.68%
		(Cost $27,114,485)	29,952,862
		OTHER ASSETS & LIABILITIES, NET - 0.32%	97,646

		NET ASSETS - 100.00%	$30,050,508

*	Non-income producing

ABBREVIATION:

Spon ADR - Sponsored American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUND

STATEMENT OF INVESTMENTS

GROWTH & INCOME FUND (Unaudited)

March 31, 2006

SHARES			VALUE
COMMON STOCKS - 99.70%
AMUSEMENT AND RECREATION SERVICES - 0.11%
8,670	*	GameLoft	$59,909

		TOTAL AMUSEMENT AND RECREATION SERVICES	59,909

APPAREL AND ACCESSORY STORES - 0.55%
2,310		Abercrombie & Fitch Co (Class A)	134,673
4,221		Nordstrom, Inc	165,379

		TOTAL APPAREL AND ACCESSORY STORES	300,052

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.52%
6,647		Home Depot, Inc	281,168

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	281,168

BUSINESS SERVICES - 5.93%
7,176	*	Adobe Systems, Inc	250,586
11,165		Automatic Data Processing, Inc	510,017
12,501	*	BEA Systems, Inc	164,138
9,591	*	eBay, Inc	374,624
767	*	Google, Inc (Class A)	299,130
34,508		Microsoft Corp	938,963
5,727		SAP AG. (Spon ADR)	311,091
11,497	*	Yahoo!, Inc	370,893

		TOTAL BUSINESS SERVICES	3,219,442

CHEMICALS AND ALLIED PRODUCTS - 13.76%
5,539		Air Products & Chemicals, Inc	372,165
2,839		Akzo Nobel NV	150,446
4,565	*	Amgen, Inc	332,104
4,783		Colgate-Palmolive Co	273,109
4,467		Cytec Industries, Inc	268,065
5,205		Eli Lilly & Co	287,837
6,389	*	Gilead Sciences, Inc	397,524
5,956	*	Hospira, Inc	235,024
8,000	*	Keryx Biopharmaceuticals, Inc	152,880
10,128		Merck & Co, Inc	356,809
5,559		Monsanto Co	471,125
8,728		Novartis AG. (ADR)	483,880
10,283	*	PDL BioPharma, Inc	337,282
35,237		Pfizer, Inc	878,106
15,843		Procter & Gamble Co	912,874
1,623		Roche Holding AG. (Genusscheine)	241,056
17,766		Schering-Plough Corp	337,376
10,050		Teva Pharmaceutical Industries Ltd (Spon ADR)	413,859
419	*	Tronox, Inc	7,119
11,698		Wyeth	567,587

		TOTAL CHEMICALS AND ALLIED PRODUCTS	7,476,227

COMMUNICATIONS - 3.14%
8,917		America Movil S.A. de C.V., Series L	305,496
8,287		AT&T, Inc	224,080
8,521		BellSouth Corp	295,253
12,184	*	Comcast Corp (Class A)	318,733

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES			VALUE
4,303		SES Global S.A.	$68,424
19,170		Sprint Nextel Corp	495,353

		TOTAL COMMUNICATIONS	1,707,339

DEPOSITORY INSTITUTIONS - 8.47%
21,180		Bank of America Corp	964,537
19,630		Citigroup, Inc	927,125
21,770		JPMorgan Chase & Co	906,503
10,765		Northern Trust Corp	565,163
5,620		PNC Financial Services Group, Inc	378,282
17,621		US Bancorp	537,441
5,074		Wells Fargo & Co	324,076

		TOTAL DEPOSITORY INSTITUTIONS	4,603,127

EATING AND DRINKING PLACES - 0.59%
716	*	Chipotle Mexican Grill, Inc	39,659
7,488	*	Starbucks Corp	281,848

		TOTAL EATING AND DRINKING PLACES	321,507

ELECTRIC, GAS, AND SANITARY SERVICES - 2.33%
13,676	*	Allegheny Energy, Inc	462,933
12,066		DPL, Inc	325,782
9,001		Exelon Corp	476,153

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,264,868

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 12.42%
7,914	*	Broadcom Corp (Class A)	341,568
43,574	*	Cisco Systems, Inc	944,249
4,499	*	Comverse Technology, Inc	105,861
5,472		Emerson Electric Co	457,623
3,081		Gamesa Corp Tecnologica S.A.	59,171
47,794		General Electric Co	1,662,275
17,241		Honeywell International, Inc	737,398
17,767		Intel Corp	343,791
8,069		Intersil Corp (Class A)	233,355
53,357	*	JDS Uniphase Corp	222,499
12,506		Motorola, Inc	286,512
7,085		Nokia Oyj (Spon ADR)	146,801
5,663	*	Nvidia Corp	324,263
15,450		Qualcomm, Inc	781,925
2,200		Sony Corp	101,619

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,748,910

FOOD AND KINDRED PRODUCTS - 6.50%
27,273		Altria Group, Inc	1,932,565
7,976		Archer Daniels Midland Co	268,392
12,435		Diageo plc	195,524
741		Nestle S.A. (Regd)	219,434
15,822		PepsiCo, Inc	914,353

		TOTAL FOOD AND KINDRED PRODUCTS	3,530,268

FOOD STORES - 0.49%
13,206		Kroger Co	268,874

		TOTAL FOOD STORES	268,874

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES			VALUE
FURNITURE AND HOMEFURNISHINGS STORES - 2.01%
12,455	*	Bed Bath & Beyond, Inc	$478,272
8,968		Best Buy Co, Inc	501,580
9,459		Pier 1 Imports, Inc	109,819

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,089,671

GENERAL MERCHANDISE STORES - 1.92%
7,484		Target Corp	389,243
13,874		Wal-Mart Stores, Inc	655,408

		TOTAL GENERAL MERCHANDISE STORES	1,044,651

HEALTH SERVICES - 1.82%
10,902	*	Coventry Health Care, Inc	588,490
7,045	*	Medco Health Solutions, Inc	403,115

		TOTAL HEALTH SERVICES	991,605

HOLDING AND OTHER INVESTMENT OFFICES - 0.92%
10,445		iShares MSCI Japan Index Fund	150,408
2,690		SPDR Trust Series 1	349,243

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	499,651

HOTELS AND OTHER LODGING PLACES - 0.34%
3,679		Boyd Gaming Corp	183,729

		TOTAL HOTELS AND OTHER LODGING PLACES	183,729

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.71%
3,893		3M Co	294,661
7,274	*	Apple Computer, Inc	456,225
6,948	*	Electronics for Imaging, Inc	194,336
8,016	*	EMC Corp	109,258
25,342		Hewlett-Packard Co	833,752
6,166		International Business Machines Corp	508,510
6,099		Seagate Technology	160,587

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,557,329

INSTRUMENTS AND RELATED PRODUCTS - 1.96%
3,480	*	Advanced Medical Optics, Inc	162,307
20,747	*	Boston Scientific Corp	478,218
4,601		Kla-Tencor Corp	222,504
5,681		Tektronix, Inc	202,869

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,065,898

INSURANCE CARRIERS - 6.06%
9,828		ACE Ltd	511,154
11,459		Aflac, Inc	517,145
19,101		American International Group, Inc	1,262,385
6,694		Assurant, Inc	329,680
3,722		Chubb Corp	355,228
2,443		Cigna Corp	319,105

		TOTAL INSURANCE CARRIERS	3,294,697

METAL MINING - 1.36%
3,027		Companhia Vale do Rio Doce (ADR)	146,900
4,027	*	Inco Ltd	200,907

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES			VALUE
2,917		Phelps Dodge Corp	$234,906
2,400		Teck Cominco Ltd (Class B)	154,583

		TOTAL METAL MINING	737,296

MISCELLANEOUS RETAIL - 0.31%
5,606		CVS Corp	167,451

		TOTAL MISCELLANEOUS RETAIL	167,451

MOTION PICTURES - 1.05%
17,921		News Corp (Class A)	297,668
4,226	*	Pixar	271,056

		TOTAL MOTION PICTURES	568,724

NONDEPOSITORY INSTITUTIONS - 3.31%
14,849		American Express Co	780,315
9,394		Fannie Mae	482,852
10,318		SLM Corp	535,917

		TOTAL NONDEPOSITORY INSTITUTIONS	1,799,084

OIL AND GAS EXTRACTION - 3.19%
5,958	*	Cooper Cameron Corp	262,629
6,160		Halliburton Co	449,803
4,677		Schlumberger Ltd	591,968
5,366	*	Transocean, Inc	430,890

		TOTAL OIL AND GAS EXTRACTION	1,735,290

PETROLEUM AND COAL PRODUCTS - 6.28%
4,487		EOG Resources, Inc	323,064
25,715		Exxon Mobil Corp	1,565,015
2,080		Kerr-McGee Corp	198,598
6,537		Marathon Oil Corp	497,923
8,917		Occidental Petroleum Corp	826,160

		TOTAL PETROLEUM AND COAL PRODUCTS	3,410,760

PRINTING AND PUBLISHING - 0.24%
4,336	*	VistaPrint Ltd	129,430

		TOTAL PRINTING AND PUBLISHING	129,430

RAILROAD TRANSPORTATION - 0.55%
5,529		Norfolk Southern Corp	298,953

		TOTAL RAILROAD TRANSPORTATION	298,953

SECURITY AND COMMODITY BROKERS - 3.31%
2,323	*	IntercontinentalExchange, Inc	160,403
7,691		Lazard Ltd	340,327
1,712		Legg Mason, Inc	214,565
2,992		Lehman Brothers Holdings, Inc	432,434
10,362		Morgan Stanley	650,941

		TOTAL SECURITY AND COMMODITY BROKERS	1,798,670

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES			VALUE
TRANSPORTATION BY AIR - 0.47%
9,463	*	AMR Corp	$255,974

		TOTAL TRANSPORTATION BY AIR	255,974

TRANSPORTATION EQUIPMENT - 3.77%
4,128	*	Alstom RGPT	345,688
6,800		Boeing Co	529,924
9,066		Northrop Grumman Corp	619,117
9,557		United Technologies Corp	554,019

		TOTAL TRANSPORTATION EQUIPMENT	2,048,748

TRANSPORTATION SERVICES - 0.29%
5,070		UTI Worldwide, Inc	160,212

		TOTAL TRANSPORTATION SERVICES	160,212

WHOLESALE TRADE-NONDURABLE GOODS - 1.02%
5,224		Cardinal Health, Inc	389,292
4,643	*	United Natural Foods, Inc	162,366

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	551,658

		TOTAL COMMON STOCKS
		(Cost $48,146,416)	54,171,172

		TOTAL PORTFOLIO - 99.70%
		(Cost $48,146,416)	54,171,172
		OTHER ASSETS & LIABILITIES, NET - 0.30%	164,069

		NET ASSETS - 100.00%	$54,335,241

*	Non-income producing

ABBREVIATION:

Spon ADR - Sponsored American Depositary Receipt

Regd - Registered

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS (Unaudited)

March 31, 2006

SHARES		VALUE
COMMON STOCKS - 100.41%
APPAREL AND OTHER TEXTILE PRODUCTS - 0.23%
66,000	Toyobo Co Ltd	$203,610

	TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	203,610

BUSINESS SERVICES - 2.07%
5,000	Mitsuba Corp	62,209
34	NTT Data Corp	163,099
1,300	Otsuka Corp	152,157
131	Rakuten, Inc	118,798
644	SAP AG.	139,509
4,500	Secom Co Ltd	229,596
5,700	Sumisho Computer Systems Corp	112,560
69,801	WPP Group plc	836,012

	TOTAL BUSINESS SERVICES	1,813,940

CHEMICALS AND ALLIED PRODUCTS - 10.38%
33,000	Air Water, Inc	322,476
59,196	Bayer AG.	2,368,287
4,387	Dr Reddy’s Laboratories Ltd	139,923
10,000	Kaken Pharmaceutical Co Ltd	83,566
7,500	Kuraray Co Ltd	87,974
39,000	Nippon Paint Co Ltd	194,025
14,000	Nippon Shokubai Co Ltd	165,997
36,022	Novartis AG. (Regd)	1,998,389
1,900	Ono Pharmaceutical Co Ltd	89,372
49,158	Reckitt Benckiser plc	1,727,511
875	Roche Holding AG. (Genusscheine)	129,959
2,600	Shin-Etsu Chemical Co Ltd	140,809
23,000	Sumitomo Chemical Co Ltd	186,745
5,700	Takeda Pharmaceutical Co Ltd	324,155
33,000	Teijin Ltd	218,993
21,882	Teva Pharmaceutical Industries Ltd (Spon ADR)	901,101

	TOTAL CHEMICALS AND ALLIED PRODUCTS	9,079,282

COAL MINING - 1.07%
46,805	BHP Billiton Ltd	934,481

	TOTAL COAL MINING	934,481

COMMUNICATIONS - 2.14%
46	KDDI Corp	245,224
44	Nippon Telegraph & Telephone Corp	188,321
111,401	Royal KPN NV	1,253,751
247	SKY Perfect Communications, Inc	181,288

	TOTAL COMMUNICATIONS	1,868,584

DEPOSITORY INSTITUTIONS - 6.59%
10,152	Australia & New Zealand Banking Group Ltd	191,830
19	DBS Group Holdings Ltd	191
7,900	Hang Seng Bank Ltd	101,755
5,571	ICICI Bank Ltd (Spon ADR)	154,205
32,999	Julius Baer Holding AG.	2,977,069
41	Mitsubishi UFJ Financial Group, Inc	625,477
63	Mizuho Financial Group. Inc	514,188

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES			VALUE
76	*	Resona Holdings, Inc	$260,870
33		Sumitomo Mitsui Financial Group, Inc	363,590
37,000		Sumitomo Trust & Banking Co Ltd	427,104
8,557		Westpac Banking Corp	145,339

		TOTAL DEPOSITORY INSTITUTIONS	5,761,618

ELECTRIC, GAS, AND SANITARY SERVICES - 5.58%
126,061		Fortum Oyj	3,176,147
35,000		Hong Kong & China Gas Ltd	84,570
44,868		Iberdrola S.A.	1,446,472
6,900		Tokyo Electric Power Co, Inc	171,637

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,878,826

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.81%
13,829		Ericsson (LM) (B Shs)	52,522
1,400		Fanuc Ltd	134,435
800		Hirose Electric Co Ltd	112,213
8,900		Hitachi Maxell Ltd	146,862
2,300		Kyocera Corp	203,119
12,861		Nokia Oyj	265,829
1,500		Rohm Co Ltd	158,276
9,754		Satyam Computer Services Ltd	185,712
8,000		Sharp Corp	141,368
3,400		Sumco Corp	182,117

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,582,453

FABRICATED METAL PRODUCTS - 1.11%
29,000		NEOMAX Co Ltd	877,447
8,056		Tata Steel Ltd	96,983

		TOTAL FABRICATED METAL PRODUCTS	974,430

FOOD AND KINDRED PRODUCTS - 2.26%
13,497		Bajaj Hindusthan Ltd	152,778
9,000		Bajaj Hindusthan Ltd	73,080
97,739		CSR Ltd	310,830
42,000		Meiji Seika Kaisha Ltd	213,577
21,000		Mitsui Sugar Co Ltd	93,440
39,000		Nippon Formula Feed Manufacturing Co Ltd	80,651
116,000		Nisshin Oillio Group Ltd	894,652
20,000		Nosan Corp	72,888
78,000		Olam International Ltd	82,427

		TOTAL FOOD AND KINDRED PRODUCTS	1,974,323

FOOD STORES - 0.03%
2,149		Woolworths Ltd	28,854

		TOTAL FOOD STORES	28,854

GENERAL BUILDING CONTRACTORS - 1.32%
20,000		Sekisui Chemical Co Ltd	168,997
1,098,000		Shanghai Forte Land Co	573,065
57,000		Shimizu Corp	414,010

		TOTAL GENERAL BUILDING CONTRACTORS	1,156,072

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES			VALUE
HEAVY CONSTRUCTION, EXCEPT BUILDING - 2.34%
12,858		Multiplex Group	$28,147
20,505		Vinci S.A.	2,018,629

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,046,776

HOLDING AND OTHER INVESTMENT OFFICES - 5.91%
10		Housing Development Finance Corp	300
24,000		iShares MSCI EAFE Index Fund	1,558,080
1,464		Macquarie Infrastructure Group	3,977
64,737		Man Group plc	2,767,940
1,455		Nobel Biocare Holding AG.	323,154
221,200		Noble Group Ltd	168,140
12,000	*	Softbank Corp	350,877

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,172,468

HOTELS AND OTHER LODGING PLACES - 4.02%
61,150		Accor S.A.	3,520,211

		TOTAL HOTELS AND OTHER LODGING PLACES	3,520,211

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.66%
126,068		GEA Group AG.	2,117,549
35,000		Komatsu Ltd	665,946
12,800		Melco Holdings, Inc	384,033
28,907		Rheinmetall AG.	2,238,835
7,000		Tokyo Seimitsu Co Ltd	417,069

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,823,432

INSTRUMENTS AND RELATED PRODUCTS - 1.44%
1,540		Advantest Corp	183,119
11,931		Tecan Group AG.	634,506
13,600		Terumo Corp	446,072

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,263,697

INSURANCE CARRIERS - 4.83%
92,000		Aioi Insurance Co Ltd	678,362
34,640		AMP Ltd	214,396
31,468		Fondiaria-Sai S.p.A	1,255,530
35,000		Nipponkoa Insurance Co Ltd	318,586
5,631		QBE Insurance Group Ltd	87,852
7,124		Zurich Financial Services AG.	1,669,453

		TOTAL INSURANCE CARRIERS	4,224,179

METAL MINING - 2.04%
4,235		Companhia Vale do Rio Doce (ADR)	205,525
23,000		Gold Fields Ltd	501,415
3,584		MMC Norilsk Nickel	346,573
61,538		Oxiana Ltd	117,598
10,379	v*	Polyus Gold Co (LON ADR)	172,499
4,202		Rio Tinto Ltd	236,253
30,052		Zinifex Ltd	204,429

		TOTAL METAL MINING	1,784,292

NONDEPOSITORY INSTITUTIONS - 8.27%
43,713		Deutsche Postbank AG.	3,167,609
41,576		Hypo Real Estate Holding AG.	2,846,217
6,150		ICICI Bank Ltd	81,289

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES			VALUE
149,000		Nissin Co Ltd	$162,904
258,000		Orient Corp	979,608

		TOTAL NONDEPOSITORY INSTITUTIONS	7,237,627

NONMETALLIC MINERALS, EXCEPT FUELS - 0.29%
30,000		Itochu Corp	257,056

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	257,056

OIL AND GAS EXTRACTION - 2.45%
9	v*	Inpex Holdings, Inc	76,049
531,000		PetroChina Co Ltd (Class H)	554,276
1,443		Petroleo Brasileiro S.A. (ADR)	125,065
2,669		Total S.A.	703,147
4,687		Woodside Petroleum Ltd	151,997
573,000		Xinao Gas Holdings Ltd	531,660

		TOTAL OIL AND GAS EXTRACTION	2,142,194

PAPER AND ALLIED PRODUCTS - 0.44%
65		Nippon Paper Group, Inc	280,405
37,700		PaperlinX Ltd	101,345

		TOTAL PAPER AND ALLIED PRODUCTS	381,750

PETROLEUM AND COAL PRODUCTS - 2.65%
56,759		BP plc	650,764
36,029		ENI S.p.A.	1,023,739
216,906		Futuris Corp Ltd	349,543
9,537		Royal Dutch Shell plc (A Shares)	297,433

		TOTAL PETROLEUM AND COAL PRODUCTS	2,321,479

PRIMARY METAL INDUSTRIES - 2.05%
60,287		BHP Billiton plc	1,099,563
28,000	*	Hunan Non-Ferrous Metal Corp Ltd	10,284
144,000	*	Nippon Steel Corp	556,522
6,200		Tokyo Steel Manufacturing Co Ltd	125,587

		TOTAL PRIMARY METAL INDUSTRIES	1,791,956

RAILROAD TRANSPORTATION - 0.36%
42		East Japan Railway Co	310,399

		TOTAL RAILROAD TRANSPORTATION	310,399

REAL ESTATE - 0.91%
10,000		Sumitomo Realty & Development Co Ltd	276,295
40,000		Tokyo Tatemono Co Ltd	435,291
6,884		Westfield Group	83,938

		TOTAL REAL ESTATE	795,524

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES			VALUE
SECURITY AND COMMODITY BROKERS - 0.51%
5,418		Macquarie Bank Ltd	$249,879
14,400	*	Matsui Securities Co Ltd	199,176

		TOTAL SECURITY AND COMMODITY BROKERS	449,055

STONE, CLAY, AND GLASS PRODUCTS - 3.07%
26,498		Holcim Ltd (Regd)	2,104,673
22,000		NGK Insulators Ltd	322,383
72,000		Sumitomo Osaka Cement Co Ltd	261,785

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,688,841

TOBACCO PRODUCTS - 0.36%
90		Japan Tobacco, Inc	315,789

		TOTAL TOBACCO PRODUCTS	315,789

TRANSPORTATION EQUIPMENT - 10.36%
48,340		DaimlerChrysler AG. (Regd)	2,772,836
279,467	*	Fiat S.p.A.	3,517,248
2,000		Honda Motor Co Ltd	123,570
1,530		Hyundai Motor Co	128,648
29,000		Keppel Corp Ltd	247,319
45,000		Mazda Motor Corp	272,693
20,000		NHK Spring Co Ltd	252,564
37,000		NSK Ltd	320,485
1,700		Toyota Industries Corp	69,302
25,000		Toyota Motor Corp	1,362,404

		TOTAL TRANSPORTATION EQUIPMENT	9,067,069

TRUCKING AND WAREHOUSING - 3.23%
112,847		Deutsche Post AG. (Regd)	2,825,463

		TOTAL TRUCKING AND WAREHOUSING	2,825,463

WATER TRANSPORTATION - 0.15%
19,000		Mitsui OSK Lines Ltd	128,180

		TOTAL WATER TRANSPORTATION	128,180

WHOLESALE TRADE-DURABLE GOODS - 3.42%
447,512	*	Hagemeyer NV	2,258,291
7,000		Riso Kagaku Corp	128,146
27,000		Sumitomo Corp	383,524
4,335		Wesfarmers Ltd	107,817
4,820		Wolseley plc	118,218

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,995,996

WHOLESALE TRADE-NONDURABLE GOODS - 0.06%
2,856		Reliance Industries Ltd	50,971

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	50,971

		TOTAL COMMON STOCKS
		(Cost $76,500,162)	87,850,877

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		VALUE
	TOTAL PORTFOLIO - 100.41%
	(Cost $76,500,162)	$87,850,877
	OTHER ASSETS & LIABILITIES, NET - (0.41)%	(361,483)

	NET ASSETS -100.00%	$87,489,394

*	Non-income producing

v	Security valued at fair value.

ABBREVIATION:

Spon ADR - Sponsored American Depositary Receipt

Regd - Registered

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY COUNTRIES (Unaudited)

March 31, 2006

	VALUE	% OF MARKET VALUE
UNITED STATES OF AMERICA	$1,558,080	1.77

DOMESTIC	1,558,080	1.77

FOREIGN
AUSTRALIA	3,548,505	4.04
BRAZIL	330,589	0.38
FINLAND	3,441,976	3.92
FRANCE	6,241,987	7.10
GERMANY	18,476,304	21.03
HONG KONG	1,855,610	2.11
INDIA	935,242	1.06
ISRAEL	901,101	1.03
ITALY	5,796,518	6.60
JAPAN	20,772,074	23.64
NETHERLANDS	3,512,041	4.00
REPUBLIC OF KOREA	128,648	0.15
RUSSIA	519,072	0.59
SINGAPORE	498,078	0.57
SOUTH AFRICA	501,415	0.57
SPAIN	1,446,472	1.65
SWEDEN	52,522	0.06
SWITZERLAND	9,837,203	11.20
UNITED KINGDOM	7,497,440	8.53

TOTAL FOREIGN	86,292,797	98.23

TOTAL PORTFOLIO	$87,850,877	100.00

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

STATEMENT OF INVESTMENTS (Unaudited)

March 31, 2006

SHARES			VALUE
COMMON STOCKS - 99.77%
APPAREL AND ACCESSORY STORES - 2.17%
62,119		Gap, Inc	$1,160,383

		TOTAL APPAREL AND ACCESSORY STORES	1,160,383

APPAREL AND OTHER TEXTILE PRODUCTS - 0.09%
584		Liz Claiborne, Inc	23,932
405		VF Corp	23,045

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	46,977

BUSINESS SERVICES - 1.02%
13,466	*	BEA Systems, Inc	176,809
1,250	*	Computer Sciences Corp	69,438
15,824	*	Manugistics Group, Inc	34,180
12,305	*	Redback Networks Inc	266,895

		TOTAL BUSINESS SERVICES	547,322

CHEMICALS AND ALLIED PRODUCTS - 5.71%
10,965		Akzo Nobel NV	581,062
7,669		Bristol-Myers Squibb Co	188,734
12,549		Colgate-Palmolive Co	716,548
7,653		Du Pont (E.I.) de Nemours & Co	323,033
35,980		Pfizer, Inc	896,622
2,885		Sasol Ltd (Spon ADR)	109,140
9	*	Tronox Inc	153
4,991		Wyeth	242,163

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,057,455

COMMUNICATIONS - 5.43%
30,585		AT&T Inc	827,018
12,330		BellSouth Corp	427,235
9,178	*	Liberty Media Corp (Class A)	75,351
32,257		Sprint Corp (FON Group)	833,521
21,822		Verizon Communications, Inc	743,257

		TOTAL COMMUNICATIONS	2,906,382

DEPOSITORY INSTITUTIONS - 18.11%
35,843		Bank Of America Corp	1,632,290
14,445		Bank Of New York Co, Inc	520,598
32,121		Citigroup, Inc	1,517,075
2,600		Compass Bancshares, Inc	131,586
60,503		Hudson City Bancorp, Inc	804,085
49,520		J.P. Morgan Chase & Co	2,062,013
5,572		Marshall & Ilsley Corp	242,828
86		National City Corp	3,001
931		New York Community Bancorp, Inc	16,311
3,508		South Financial Group, Inc	91,734
12,176		SunTrust Banks, Inc	885,926
12,343		U.S. Bancorp	376,462
707		Wachovia Corp	39,627
12,003		Washington Mutual, Inc	511,568

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES			VALUE
13,581		Wells Fargo & Co	$867,418

		TOTAL DEPOSITORY INSTITUTIONS	9,702,522

EATING AND DRINKING PLACES - 1.56%
19,755		Brinker International, Inc	834,649

		TOTAL EATING AND DRINKING PLACES	834,649

ELECTRIC, GAS, AND SANITARY SERVICES - 4.59%
10,986	*	Allegheny Energy, Inc	371,876
973		Dominion Resources, Inc	67,166
17,577		DPL, Inc	474,579
3,030		Duke Energy Corp	88,325
6,000		El Paso Corp	72,300
3,927		Exelon Corp	207,738
4,995		FirstEnergy Corp	244,256
5,500		FPL Group, Inc	220,770
516		MDU Resources Group, Inc	17,260
6,840		Northeast Utilities	133,585
1,800	*	NRG Energy Inc	81,396
3,839		PPL Corp	112,867
39,900	*	Sojitz Corp	235,362
3,390		Southern Co	111,090
886		Williams Cos, Inc	18,952

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,457,522

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.10%
226,000	*	AAC Acoustic Technology Holdings Inc	211,151
38,646	*	Atmel Corp	182,409
69,926	*	Brocade Communications Systems, Inc	467,106
70,629	*	CIENA Corp	367,977
20,052	*	Cypress Semiconductor Corp	339,881
28,601		General Electric Co	994,743
22,393		Honeywell International, Inc	957,749
25,901	*	Infineon Technologies AG	266,262
93,706	*	JDS Uniphase Corp	390,754
52,864	*	Nortel Networks Corp (U.S.)	161,235

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,339,267

FABRICATED METAL PRODUCTS - 0.59%
3,266		Illinois Tool Works, Inc	314,548

		TOTAL FABRICATED METAL PRODUCTS	314,548

FOOD AND KINDRED PRODUCTS - 4.92%
25,580		Altria Group Inc	1,812,599
7,910		Coca-Cola Co	331,192
21,000	*	Hercules, Inc	289,800
2,468		Unilever PLC	101,361

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES			VALUE
9,941		Unilever plc	$101,562

		TOTAL FOOD AND KINDRED PRODUCTS	2,636,514

FOOD STORES - 0.02%
616		Kroger Co	12,542

		TOTAL FOOD STORES	12,542

FURNITURE AND HOMEFURNISHINGS STORES - 0.79%
22,076		RadioShack Corp	424,521

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	424,521

GENERAL BUILDING CONTRACTORS - 0.45%
42,000	*	Daikyo, Inc	241,342

		TOTAL GENERAL BUILDING CONTRACTORS	241,342

HEALTH SERVICES - 0.36%
38,293	*	Healthsouth Corp	191,082

		TOTAL HEALTH SERVICES	191,082

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.47%
14,673	*	Infrasource Services Inc	252,522

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	252,522

HOLDING AND OTHER INVESTMENT OFFICES - 1.37%
2		Cross Timbers Royalty Trust	93
2,715		iShares Russell 1000 Value Index Fund	198,412
11,643		New Century Financial Corp	535,811

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	734,316

HOTELS AND OTHER LODGING PLACES - 1.05%
7,310		Accor S.A.	420,813
20,000		Fujita Kanko Inc	144,080

		TOTAL HOTELS AND OTHER LODGING PLACES	564,893

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.39%
38,907		Hewlett-Packard Co	1,280,040

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,280,040

INSTRUMENTS AND RELATED PRODUCTS - 2.60%
27,257	*	Boston Scientific Corp	628,274
5,938		Cooper Cos, Inc	320,830
7,312	*	Eagle Test Systems Inc	112,605
11,620		Eastman Kodak Co	330,473

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,392,182

INSURANCE AGENTS, BROKERS AND SERVICE - 1.23%
22,434		Marsh & McLennan Cos, Inc	658,662

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	658,662

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES			VALUE
INSURANCE CARRIERS - 6.48%
189		Aegon NV	$3,483
10,934		American International Group, Inc	722,628
6,954		Aspen Insurance Holdings Ltd	171,486
10,673		Axis Capital Holdings Ltd	319,123
5,259		IPC Holdings Ltd	147,515
8,001		Max Re Capital Ltd	190,424
9,789	*	Molina Healthcare Inc	327,638
10,317		Montpelier Re Holdings Ltd	168,167
6,486		PartnerRe Ltd	402,716
2,816		Platinum Underwriters Holdings Ltd	81,946
18,819		St. Paul Cos, Inc	786,446
2,305		XL Capital Ltd (Class A)	147,774

		TOTAL INSURANCE CARRIERS	3,469,346

LUMBER AND WOOD PRODUCTS - 0.50%
7,193		Plum Creek Timber Co, Inc	265,637

		TOTAL LUMBER AND WOOD PRODUCTS	265,637

METAL MINING - 0.73%
27,733	*	Coeur d’Alene Mines Corp Coeur dAlene Mines Corp	181,928
4,208	*	Inco Ltd Co (U.S.)	209,937

		TOTAL METAL MINING	391,865

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.05%
715		Anglo American PLC	27,508

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	27,508

MISCELLANEOUS RETAIL - 2.99%
125,829	*	Rite Aid Corp	503,316
8,307	*	Sears Holdings Corp	1,098,518

		TOTAL MISCELLANEOUS RETAIL	1,601,834

NONDEPOSITORY INSTITUTIONS - 3.12%
22,927		Fannie Mae	1,178,448
8,042		Freddie Mac	490,562

		TOTAL NONDEPOSITORY INSTITUTIONS	1,669,010

OIL AND GAS EXTRACTION - 3.09%
1,476		Anadarko Petroleum Corp	149,091
3,200	*	Cheniere Energy Inc	129,824
7,463		Devon Energy Corp	456,512
742		Equitable Resources, Inc	27,090
48		Kerr-McGee Corp	4,583
3,760		Noble Energy, Inc	165,139
168,000		PetroChina Co Ltd	175,364
4,652		Petroleo Brasileiro S.A. (ADR)	403,189
418		Pogo Producing Co	21,005
3,660	*	Pride International, Inc	114,119
274		W&T Offshore Inc	11,045

		TOTAL OIL AND GAS EXTRACTION	1,656,961

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES			VALUE
PAPER AND ALLIED PRODUCTS - 1.43%
57,369	*	Abitibi-Consolidated, Inc (Canada)	$238,081
8,493		Bowater, Inc	251,223
6,261		Temple-Inland, Inc	278,928

		TOTAL PAPER AND ALLIED PRODUCTS	768,232

PETROLEUM AND COAL PRODUCTS - 7.32%
23,663		ChevronTexaco Corp	1,371,744
3,343		ConocoPhillips	211,110
24,193		Exxon Mobil Corp	1,472,386
3,196		Marathon Oil Corp	243,439
6,734		Occidental Petroleum Corp	623,905

		TOTAL PETROLEUM AND COAL PRODUCTS	3,922,584

PRINTING AND PUBLISHING - 1.14%
9,099		CBS Corp	218,194
14,275		Tribune Co	391,563

		TOTAL PRINTING AND PUBLISHING	609,757

RAILROAD TRANSPORTATION - 0.41%
2,366		Union Pacific Corp	220,866

		TOTAL RAILROAD TRANSPORTATION	220,866

SECURITY AND COMMODITY BROKERS - 4.21%
23,348		Morgan Stanley	1,466,721
15,900		Nomura Holdings, Inc	353,738
18,913		Waddell & Reed Financial, Inc (Class A)	436,890

		TOTAL SECURITY AND COMMODITY BROKERS	2,257,349

STONE, CLAY, AND GLASS PRODUCTS - 0.68%
200		Lafarge North America, Inc	16,800
6,722	*	Owens-Illinois, Inc	116,761
16,203		Rinker Group Ltd	229,338

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	362,899

TRANSPORTATION BY AIR - 0.76%
7,885	*	Airtran Holdings, Inc	142,797
6,597	*	US Airways Group Inc/NEW	263,880

		TOTAL TRANSPORTATION BY AIR	406,677

TRANSPORTATION EQUIPMENT - 1.13%
5,938	*	ALSTOM	497,262
739	*	Magna International, Inc (Class A)	55,935
2,040	*	TransDigm Group Inc	52,530

		TOTAL TRANSPORTATION EQUIPMENT	605,727

TRANSPORTATION SERVICES - 0.46%
13,833		Lear Corp	245,259

		TOTAL TRANSPORTATION SERVICES	245,259

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		VALUE
WHOLESALE TRADE-DURABLE GOODS - 0.01%
67	Genuine Parts Co	$2,937

	TOTAL WHOLESALE TRADE-DURABLE GOODS	2,937

WHOLESALE TRADE-NONDURABLE GOODS - 2.24%
13,098	Cardinal Health, Inc	976,063
7,185	Supervalu, Inc	221,442

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,197,505

	TOTAL COMMON STOCKS -99.77%
	(Cost $46,461,454)	53,437,596

	TOTAL PORTFOLIO - 99.77%
	(Cost $46,461,454)	53,437,596
	OTHER ASSETS & LIABILITIES, NET - 0.23%	124,997

	NET ASSETS - 100.00%	$53,562,593

*	Non-income producing

ABBREVIATION:

Spon ADR - Sponsored American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

STATEMENT OF INVESTMENTS (Unaudited)

March 31, 2006

SHARES			VALUE
COMMON STOCKS - 99.71%
AGRICULTURAL PRODUCTION-CROPS - 0.20%
6,700		Chiquita Brands International, Inc	$112,359

		TOTAL AGRICULTURAL PRODUCTION-CROPS	112,359

AMUSEMENT AND RECREATION SERVICES - 0.12%
1,230		Dover Downs Gaming & Entertainment, Inc	26,777
3,600	*	Six Flags, Inc	36,648

		TOTAL AMUSEMENT AND RECREATION SERVICES	63,425

APPAREL AND ACCESSORY STORES - 2.90%
5,550	*	Aeropostale, Inc	167,388
1,200		Buckle, Inc	49,140
1,200		Burlington Coat Factory Warehouse Corp	54,540
500	*	Cache, Inc	9,170
1,150		Cato Corp (Class A)	27,439
2,100	*	Charlotte Russe Holding, Inc	44,940
3,843	*	Charming Shoppes, Inc	57,145
1,000	*	Children’s Place Retail Stores, Inc	57,900
1,628		Finish Line, Inc (Class A)	26,781
2,400	*	Genesco, Inc	93,336
1,100	*	Guess ?, Inc	43,021
1,100	*	Jo-Ann Stores, Inc	14,806
200		Men’s Wearhouse, Inc	7,188
6,700	*	New York & Co, Inc	100,098
7,567	*	Pacific Sunwear Of California, Inc	167,685
5,700	*	Payless Shoesource, Inc	130,473
990	*	Shoe Carnival, Inc	24,730
4,380		Stage Stores, Inc	130,305
5,352		Stein Mart, Inc	93,232
1,400		Talbots, Inc	37,618
5,200	*	Too, Inc	178,620
18,169	*	Wilsons The Leather Experts, Inc	70,859

		TOTAL APPAREL AND ACCESSORY STORES	1,586,414

APPAREL AND OTHER TEXTILE PRODUCTS - 0.39%
2,000	*	Gymboree Corp	52,080
1,267	*	Hartmarx Corp	11,289
400	*	Perry Ellis International, Inc	9,052
2,000		Phillips-Van Heusen Corp	76,420
400		Unifirst Corp	13,288
2,227	*	Warnaco Group, Inc	53,448

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	215,577

AUTO REPAIR, SERVICES AND PARKING - 0.07%
400	*	Amerco, Inc	39,588

		TOTAL AUTO REPAIR, SERVICES AND PARKING	39,588

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.66%
800	*	Asbury Automotive Group, Inc	15,776
5,100		Casey’s General Stores, Inc	116,637
5,000	*	CSK Auto Corp	69,350
2,000		Group 1 Automotive, Inc	95,080

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE
1,500		Sonic Automotive, Inc	$41,640
500		United Auto Group, Inc	21,500

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	359,983

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.17%
1,434		Building Material Holding Corp	51,108
600	*	Tractor Supply Co	39,804

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	90,912

BUSINESS SERVICES - 9.45%
3,200	*	Advent Software, Inc	90,944
553	*	American Reprographics Co	19,184
203	*	Ansoft Corp	8,463
500	*	Anteon International Corp	27,280
5,346	*	Arbinet-thexchange, Inc	39,347
1,590	*	AsiaInfo Holdings, Inc	7,950
5,900	*	Asset Acceptance Capital Corp	114,873
3,431	*	BearingPoint, Inc	29,129
601		Black Box Corp	28,878
2,910		Blackbaud, Inc	61,663
1,600		Catalina Marketing Corp	36,960
500		CDI Corp	14,385
1,900	*	Ciber, Inc	12,122
340	*	Click Commerce, Inc	8,140
886		Computer Programs & Systems, Inc	44,300
7,128	*	Covansys Corp	122,530
2,400	*	Cross Country Healthcare, Inc	46,464
951	*	CSG Systems International, Inc	22,120
3,000	*	Digital Insight Corp	109,200
14,066	*	Earthlink, Inc	134,330
4,000	*	eFunds Corp	103,360
23,117	*	Entrust, Inc	104,027
2,753	*	eResearch Technology, Inc	39,616
1,053	*	eSpeed, Inc (Class A)	8,392
3,000		Factset Research Systems, Inc	133,050
3,000	*	Filenet Corp	81,060
1,000		Healthcare Services Group	21,360
2,600	*	Heidrick & Struggles International, Inc	94,328
6,500	*	Homestore, Inc	42,640
11,700	*	Housevalues, Inc	96,408
800	*	Infocrossing, Inc	9,640
4,400	*	Informatica Corp	68,420
1,505	*	Infospace, Inc	42,065
2,266		infoUSA, Inc	29,413
1,042	*	Intergraph Corp	43,410
1,400	*	Internet Security Systems, Inc	33,572
600		Interpool, Inc	12,120
695	*	Intervideo, Inc	7,548
700	*	Intrado, Inc	18,186
571	*	iPayment, Inc	24,467
5,069	*	JDA Software Group, Inc	73,196
8,000	*	Keane, Inc	126,000
715		Kelly Services, Inc (Class A)	19,426
696	*	Keynote Systems, Inc	7,962
1,100	*	Kforce, Inc	14,025
4,000	*	Korn/Ferry International	81,560
2,853	*	Kronos, Inc	106,674
3,200	*	Labor Ready, Inc	76,640
6,000	*	Lawson Software, Inc	46,020
2,031	*	Lionbridge Technologies	16,065
975	*	Mantech International Corp (Class A)	32,390
882	*	Mercury Computer Systems, Inc	14,288
1,600	*	Micros Systems, Inc	73,712
1,158	*	MicroStrategy, Inc	121,926
2,522	*	Motive, Inc	9,836

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE
7,600	*	MPS Group, Inc	$116,280
2,500	*	MRO Software, Inc	39,900
2,555	*	NCO Group, Inc	60,681
4,072	*	Packeteer, Inc	47,235
8,562	*	Parametric Technology Corp	139,817
700	*	Perot Systems Corp (Class A)	10,892
921	*	Phase Forward, Inc	10,260
3,900	*	Portalplayer, Inc	86,697
400	*	PRA International	9,916
5,477	*	Priceline.com, Inc	136,049
1,509	*	Progress Software Corp	43,897
2,711		QAD, Inc	20,278
1,851	*	Quest Software, Inc	30,912
23,600	*	RealNetworks, Inc	194,700
88	*	Redback Networks, Inc Wts	1,214
83	*	Redback Networks, Inc Wts	1,428
4,250		Rollins, Inc	86,020
3,601	*	S1 Corp	18,149
1,100	*	Seachange International, Inc	8,547
8,700	*	Secure Computing Corp	100,398
400	*	SI International, Inc	14,060
2,000	*	Sotheby’s Holdings, Inc (Class A)	58,080
3,253	*	Sourcecorp	78,430
9,300	*	Spherion Corp	96,720
98	*	SPSS, Inc	3,103
1,700	*	SYKES Enterprises, Inc	24,106
5,900	*	Syniverse Holdings, Inc	93,220
1,300	*	THQ, Inc	33,657
13,200	*	TIBCO Software, Inc	110,352
3,902	*	Transaction Systems Architects, Inc	121,781
8,193	*	Trizetto Group, Inc	144,115
9,510		United Online, Inc	122,299
1,000	*	United Rentals, Inc	34,500
600	*	Universal Compression Holdings, Inc	30,402
1,900	*	Valassis Communications, Inc	55,803
300	*	Vertrue, Inc	12,540
2,000		Viad Corp	68,560
5,600	*	Vignette Corp	82,600
1,300	*	Wind River Systems, Inc	16,185

		TOTAL BUSINESS SERVICES	5,174,847

CHEMICALS AND ALLIED PRODUCTS - 5.53%
2,700	*	Abgenix, Inc	60,750
300	*	Adams Respiratory Therapeutics, Inc	11,931
4,927	*	Alkermes, Inc	108,640
5,700		Alpharma, Inc (Class A)	152,874
4,000	*	Amylin Pharmaceuticals, Inc	195,800
700	*	Bentley Pharmaceuticals, Inc	9,205
2,100	*	BioMarin Pharmaceuticals, Inc	28,182
600	*	Biosite, Inc	31,158
1,060	*	Chattem, Inc	39,909
1,305	*	Connetics Corp	22,094
2,100	*	Curis, Inc	4,998
900		Diagnostic Products Corp	42,867
2,281	*	Durect Corp	14,507
4,100		Georgia Gulf Corp	106,559
2,200		H.B. Fuller Co	112,948
1,750	*	Hi-Tech Pharmacal Co, Inc	49,350
3,764	*	Human Genome Sciences, Inc	40,915
1,600	*	ICOS Corp	35,280
1,050	*	Immucor, Inc	30,125
490	*	Kos Pharmaceuticals, Inc	23,407
500	*	KV Pharmaceutical Co (Class A)	12,060

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE
2	*	Ligand Pharmaceuticals, Inc (Class B)	$26
4,625		Mannatech, Inc	80,382
3,100	*	Medarex, Inc	40,982
1,560	*	Medicines Co	32,089
1,100		Medicis Pharmaceutical Corp (Class A)	35,860
600		Meridian Bioscience, Inc	16,188
1,574	*	Myriad Genetics, Inc	41,066
530		Natures Sunshine Products, Inc	6,625
1,700	*	Nektar Therapeutics	34,646
1,500	*	Neurocrine Biosciences, Inc	96,810
2,100		NewMarket Corp	99,939
3,900		Olin Corp	83,733
73	*	OSI Pharmaceuticals, Inc	2,343
3,700	*	Pain Therapeutics, Inc	40,219
3,217		Perrigo Co	52,469
7,000	*	Pharmion Corp	126,140
5,237	*	Pioneer Cos, Inc	159,729
7,000	*	PolyOne Corp	65,240
528	*	Revlon, Inc (Class A)	1,668
4,800	*	Rockwood Holdings, Inc	110,496
1,000	*	Rogers Corp	54,480
8,000	*	Savient Pharmaceuticals, Inc	42,640
3,300		Schulman (A.), Inc	81,675
1,311	*	Serologicals Corp	32,067
225	*	Techne Corp	13,532
1,975	*	United Therapeutics Corp	130,903
1,800	*	USANA Health Sciences, Inc	75,096
3,300		USEC, Inc	39,765
2,226	*	Ventana Medical Systems, Inc	92,980
3,760	*	Vertex Pharmaceuticals, Inc	137,578
1,107		WD-40 Co	34,151
1,000		Westlake Chemical Corp	34,550

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,029,626

COMMUNICATIONS - 1.55%
1,252		Centennial Communications Corp	9,177
12,600	*	Cincinnati Bell, Inc	56,952
6,700		Citadel Broadcasting Corp	74,303
685		Consolidated Communications Holdings, Inc	11,145
700		CT Communications, Inc	9,513
1,700		Entercom Communications Corp	47,464
4,655	*	General Communication, Inc (Class A)	56,279
1,240		Golden Telecom, Inc	37,262
900	*	j2 Global Communications, Inc	42,300
16,208	*	Level 3 Communications, Inc	83,957
2,600	*	Mastec, Inc	36,842
1,500	*	NeuStar, Inc	46,500
9,116	*	Premiere Global Services, Inc	73,384
1	v*	RCN Corp Wts 12/21/06	—
600	*	Saga Communications, Inc (Class A)	5,802
1,500	*	Salem Communications Corp (Class A)	22,515
1,700	*	SBA Communications Corp	39,797
9,800		Sinclair Broadcast Group, Inc (Class A)	79,870
1,378	*	Talk America Holdings, Inc	11,754
10,565	*	Ubiquitel, Inc	106,707

		TOTAL COMMUNICATIONS	851,523

DEPOSITORY INSTITUTIONS - 9.05%
3,121		1st Source Corp	93,568
751	*	ACE Cash Express, Inc	18,692
492		Alabama National Bancorp	33,653
510		Amcore Financial, Inc	16,126
668		Anchor Bancorp Wisconsin, Inc	20,247

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE
1,192		Bancfirst Corp	$51,971
1,500		Bancorpsouth, Inc	36,015
986		BankUnited Financial Corp (Class A)	26,661
488	*	Capital Crossing Bank	15,548
978		Cathay General Bancorp	36,812
5,700		Central Pacific Financial Corp	209,304
1,700		Chittenden Corp	49,249
4,401		Citizens Banking Corp	118,167
1,808		City Holding Co	66,516
8,500		Community Bank System, Inc	189,805
1,135		Corus Bankshares, Inc	67,464
1,629	*	EuroBancshares, Inc	19,206
3,500		First Bancorp (Puerto Rico)	43,260
733		First Citizens Bancshares, Inc (Class A)	141,469
1,301		First Community Bancorp, Inc	75,016
400		First Community Bancshares, Inc	12,792
2,399		First Merchants Corp	63,621
4,767		First Midwest Bancorp, Inc	174,329
9,550		First Niagara Financial Group, Inc	140,003
698	*	First Regional Bancorp	62,213
1,600		First Republic Bank	60,512
2,600	*	FirstFed Financial Corp	155,506
1,750		Flushing Financial Corp	30,555
516		FNB Corp (Virginia)	17,534
8,000		Gold Banc Corp, Inc	146,560
6,655		Greater Bay Bancorp	184,610
7,985		Hanmi Financial Corp	144,209
1,819	*	Heartland Payment Systems, Inc	45,057
1,389		Horizon Financial Corp	35,503
685		Huntington Bancshares, Inc	16,529
600		Integra Bank Corp	13,716
762		ITLA Capital Corp	36,744
500		Lakeland Financial Corp	23,375
861		Macatawa Bank Corp	32,641
3,673		MAF Bancorp, Inc	160,767
4,245		MB Financial, Inc	150,273
689		MBT Financial Corp	11,575
800		Mercantile Bank Corp	31,280
1,600		Mid-State Bancshares	47,088
4,100		MoneyGram International, Inc	125,952
798		NASB Financial, Inc	27,339
1,700		National Penn Bancshares, Inc	36,176
2,000		NBT Bancorp, Inc	46,500
1,509	*	Northern Empire Bancshares	38,102
3,800	*	Ocwen Financial Corp	38,836
1,700		Oriental Financial Group, Inc	24,565
3,100		Pacific Capital Bancorp	104,904
2,300		Pennfed Financial Services, Inc	44,091
1,000		PFF Bancorp, Inc	33,710
3,119		Placer Sierra Bancshares	89,047
775		Provident Bankshares Corp	28,249
791		Provident Financial Holdings	25,787
2,700		Provident Financial Services, Inc	48,870
1,750		R & G Financial Corp (Class B)	22,155
514		Republic Bancorp, Inc (Class A) (Kentucky)	10,444
5,649		Republic Bancorp, Inc (Michigan)	68,014
1,000		S&T Bancorp, Inc	36,580
2,680		Simmons First National Corp (Class A)	79,757
717		Southwest Bancorp, Inc	15,946
400		State National Bancshares, Inc	10,900
3,100		Sterling Bancshares, Inc	55,955
600		Sterling Financial Corp (Pennsylvania)	13,104

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE
1,066		Sterling Financial Corp (Spokane)	$30,914
500		Suffolk Bancorp	17,350
2,102	*	SVB Financial Group	111,511
1,164		Taylor Capital Group, Inc	45,617
2,112		TD Banknorth, Inc	61,987
6,035		TierOne Corp	204,888
993		Trustmark Corp	31,418
1,200		UMB Financial Corp	84,276
736		United Bankshares, Inc	28,167
1,100		United Community Banks, Inc	30,965
417		United Community Financial Corp	5,054
2,100		Vineyard National Bancorp	61,530
1,074		Virginia Financial Group, Inc	42,981
6,500		W Holding Co, Inc	51,155
2		Zions Bancorporation	165

		TOTAL DEPOSITORY INSTITUTIONS	4,958,702

EATING AND DRINKING PLACES - 1.37%
1,650	*	CEC Entertainment, Inc	55,473
7,900		CKE Restaurants, Inc	137,460
1,300		Domino’s Pizza, Inc	37,115
2,500	*	Jack in the Box, Inc	108,750
862		Lone Star Steakhouse & Saloon, Inc	24,498
1,451	*	Luby’s, Inc	18,123
800	*	McCormick & Schmick’s Seafood Restaurants, Inc	20,376
1,532	*	Papa John’s International, Inc	50,265
4,247	*	Rare Hospitality International, Inc	147,923
1,700		Ruby Tuesday, Inc	54,536
3,100	*	Ruth’s Chris Steak House, Inc	73,811
1,100	*	The Steak N Shake Co	23,210

		TOTAL EATING AND DRINKING PLACES	751,540

EDUCATIONAL SERVICES - 0.59%
2,200	*	DeVry, Inc	50,094
8,400	*	Educate, Inc	71,568
4,981	*	Lincoln Educational Services Corp	84,428
723		Strayer Education, Inc	73,934
1,400	*	Universal Technical Institute, Inc	42,140

		TOTAL EDUCATIONAL SERVICES	322,164

ELECTRIC, GAS, AND SANITARY SERVICES - 2.65%
1,900		Avista Corp	39,235
1,500		CH Energy Group, Inc	72,000
1,000	*	Clean Harbors, Inc	29,670
8,025		Cleco Corp	179,198
2,390	*	Covanta Holding Corp	39,841
3,000		Duquesne Light Holdings, Inc	49,500
1,800	*	El Paso Electric Co	34,272
1,513		ITC Holdings Corp	39,716
2,900		Laclede Group, Inc	99,818
1,500		New Jersey Resources Corp	67,875
5,900		Nicor, Inc	233,404
1,300		Northwest Natural Gas Co	46,137
1,755		NorthWestern Corp	54,651
5,580		Otter Tail Corp	160,090
50		PNM Resources, Inc	1,220
5,730	*	Sierra Pacific Resources	79,131
1,100		South Jersey Industries, Inc	29,997
3,150	*	Waste Connections, Inc	125,402
2,300		WGL Holdings, Inc	69,966

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,451,123

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.20%
4,400		Adtran, Inc	$115,192
498	*	Advanced Analogic Technologies, Inc	5,677
11,243	*	AMIS Holdings, Inc	101,862
7,100	*	Amkor Technology, Inc	61,344
3,600	*	Arris Group, Inc	49,536
16,400	*	Atmel Corp	77,408
850	*	Benchmark Electronics, Inc	32,598
26,800	*	Brocade Communications Systems, Inc	179,024
5,800	*	Checkpoint Systems, Inc	155,904
10,800	*	Ciena Corp	56,268
747	*	Comtech Telecommunications Corp	21,790
700		CTS Corp	9,366
2,600	*	Cypress Semiconductor Corp	44,070
3,000	*	Exar Corp	42,840
2,300	*	Fairchild Semiconductor International, Inc	43,861
5,113	*	Genesis Microchip, Inc	87,126
867	*	Genlyte Group, Inc	59,077
24,539	*	Glenayre Technologies, Inc	128,830
2,300		Imation Corp	98,693
2,872	*	Integrated Device Technology, Inc	42,678
1,593	*	InterVoice, Inc	13,716
1,097	*	IXYS Corp	10,114
1,115	*	Komag, Inc	53,074
30,302	*	Kopin Corp	151,813
1,800	*	LoJack Corp	43,164
9,300	*	Maxtor Corp	88,908
9,531	*	Micrel, Inc	141,249
1,208	*	Microsemi Corp	35,165
3,300	*	Monolithic Power Systems, Inc	61,512
4,200	*	Moog, Inc	149,058
338	*	Multi-Fineline Electronix, Inc	19,770
3,700	*	Omnivision Technologies, Inc	111,740
31,654	*	ON Semiconductor Corp	229,808
3,086	*	Pericom Semiconductor Corp	30,428
1,300		Plantronics, Inc	46,059
1,900	*	Plexus Corp	71,383
3,600	*	PMC - Sierra, Inc	44,244
4,914	*	Polycom, Inc	106,535
1,100	*	Power Integrations, Inc	27,258
80	b,v*	Read-Rite Corp	1
900		Regal-Beloit Corp	38,043
600	*	Rofin-Sinar Technologies, Inc	32,478
3,800	*	Semtech Corp	67,982
1,400	*	Sigmatel, Inc	12,236
12,550	*	Silicon Image, Inc	129,390
1,700	*	Silicon Laboratories, Inc	93,415
5,559	*	Skyworks Solutions, Inc	37,746
20,300	*	SonicWALL, Inc	143,927
700		Spectralink Corp	8,785
600	*	Standard Microsystems Corp	15,588
500	*	Supertex, Inc	18,810
6,144	*	Symmetricom, Inc	52,531
4,418	*	Synaptics, Inc	97,152
1,404	*	Tekelec	19,417
3,900	*	Teledyne Technologies, Inc	138,840
1,487	*	TTM Technologies, Inc	21,546
400		United Industrial Corp	24,372
500	*	Universal Electronics, Inc	8,850
13	*	Vishay Intertechnology, Inc	185
7,000	*	Westell Technologies, Inc	28,490
3,250		Woodward Governor Co	108,062

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,945,988

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE
ENGINEERING AND MANAGEMENT SERVICES - 1.80%
700	*	Advisory Board Co	$39,039
8,186	*	Albany Molecular Research, Inc	83,170
1,362	*	American Dental Partners, Inc	18,387
4,600		Arbitron, Inc	155,572
2,779	*	CBIZ, Inc	22,232
4,600	*	Digitas, Inc	66,240
546	*	Forrester Research, Inc	12,187
400	*	Geo Group, Inc	13,336
6,700		Gevity HR, Inc	163,882
700		MAXIMUS, Inc	25,186
400	*	MTC Technologies, Inc	11,196
2,266	*	Nanogen, Inc	6,843
3,400	*	Regeneron Pharmaceuticals, Inc	56,542
1,938	*	Resources Connection, Inc	48,275
6,355	*	SFBC International, Inc	154,935
1,936		Washington Group International, Inc	111,107

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	988,129

FABRICATED METAL PRODUCTS - 1.30%
2,300		Barnes Group, Inc	93,150
3,500	*	Blount International, Inc	56,385
1,022	*	Commercial Vehicle Group, Inc	19,633
5,600		Crane Co	229,656
600	*	Drew Industries, Inc	21,330
1,100	*	Griffon Corp	27,324
2,400	*	NCI Building Systems, Inc	143,448
1,126		Silgan Holdings, Inc	45,231
1,100		Simpson Manufacturing Co, Inc	47,630
800		Watts Water Technologies, Inc (Class A)	29,072

		TOTAL FABRICATED METAL PRODUCTS	712,859

FOOD AND KINDRED PRODUCTS - 0.93%
4,200		Corn Products International, Inc	124,194
3,800	*	Darling International, Inc	17,784
2,600		Flowers Foods, Inc	77,220
1,900	*	Gold Kist, Inc	24,016
300	*	Hansen Natural Corp	37,815
5,400	*	M&F Worldwide Corp	77,112
6,500		National Beverage Corp	75,205
400		Premium Standard Farms, Inc	7,020
1,800	*	Ralcorp Holdings, Inc	68,490

		TOTAL FOOD AND KINDRED PRODUCTS	508,856

FOOD STORES - 0.14%
438		Ingles Markets, Inc (Class A)	7,805
2,945	*	Krispy Kreme Doughnuts, Inc	26,446
688	*	Pantry, Inc	42,924

		TOTAL FOOD STORES	77,175

FURNITURE AND FIXTURES - 0.71%
1,500	*	BE Aerospace, Inc	37,680
1,200		Ethan Allen Interiors, Inc	50,424
1,900		Furniture Brands International, Inc	46,569
369		Hooker Furniture Corp	6,974
4,700		Knoll, Inc	100,204
1,900		La-Z-Boy, Inc	32,300
1,869	*	Select Comfort Corp	73,919

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE
1,409		Stanley Furniture Co, Inc	$41,213

		TOTAL FURNITURE AND FIXTURES	389,283

FURNITURE AND HOMEFURNISHINGS STORES - 0.12%
1,100	*	GameStop Corp	51,854
2,623	*	Trans World Entertainment Corp	14,610

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	66,464

GENERAL BUILDING CONTRACTORS - 0.23%
720		Brookfield Homes Corp	37,339
500		M/I Homes, Inc	23,500
800	*	Perini Corp	24,296
500		Walter Industries, Inc	33,310
100	*	William Lyon Homes, Inc	9,568

		TOTAL GENERAL BUILDING CONTRACTORS	128,013

GENERAL MERCHANDISE STORES - 0.04%
600		Bon-Ton Stores, Inc	19,410

		TOTAL GENERAL MERCHANDISE STORES	19,410

HEALTH SERVICES - 1.47%
5,900	*	Alliance Imaging, Inc	37,996
3,894	*	Allied Healthcare International, Inc	18,886
600	*	Amedisys, Inc	20,850
1,338	*	America Service Group, Inc	17,434
1,100	*	Amsurg Corp	24,959
1,400	*	Apria Healthcare Group, Inc	32,172
1,320	*	Array Biopharma, Inc	12,065
1	*	Britesmile, Inc	1
939	*	Genesis HealthCare Corp	41,260
2,368	*	Gentiva Health Services, Inc	43,121
1,300	*	Kindred Healthcare, Inc	32,695
1,400		LCA-Vision, Inc	70,154
22	*	LifePoint Hospitals, Inc	684
4,085	*	Magellan Health Services, Inc	165,320
1,821	*	Medcath Corp	34,817
600		National Healthcare Corp	24,048
1,000	*	Odyssey HealthCare, Inc	17,210
5,500		Option Care, Inc	77,770
500	*	Pediatrix Medical Group, Inc	51,320
400	*	Radiation Therapy Services, Inc	10,204
242	*	U.S. Physical Therapy, Inc	4,141
1,880	*	United Surgical Partners International, Inc	66,571

		TOTAL HEALTH SERVICES	803,678

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.31%
2,900		Granite Construction, Inc	141,172
1,000	*	Insituform Technologies, Inc (Class A)	26,600

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	167,772

HOLDING AND OTHER INVESTMENT OFFICES - 8.95%
200	*	Alexander’s, Inc	57,800
300		Alexandria Real Estate Equities, Inc	28,599
3,800		American Campus Communities, Inc	98,458
1,800		Anthracite Capital, Inc	19,764
2,200		Anworth Mortgage Asset Corp	17,292
2,300		Apollo Investment Corp	40,963
1,000		Arbor Realty Trust, Inc	26,990

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE
1,500		Ares Capital Corp	$25,770
3,800		Ashford Hospitality Trust, Inc	47,120
924		BioMed Realty Trust, Inc	27,387
8,400	*	Boykin Lodging Co	94,836
5,097		Brandywine Realty Trust	161,881
100		Capital Southwest Corp	9,550
5,500		Colonial Properties Trust	275,715
42		Commercial Net Lease Realty, Inc	979
500		Digital Realty Trust, Inc	14,085
900		Entertainment Properties Trust	37,782
5,300		Equity Inns, Inc	85,860
2,000		Equity Lifestyle Properties, Inc	99,500
3,300		FelCor Lodging Trust, Inc	69,630
2,800		First Potomac Realty Trust	79,100
400		Gladstone Capital Corp	8,620
2,735		Glimcher Realty Trust	77,674
800		Harris & Harris Group, Inc	11,160
13,300		Highland Hospitality Corp	169,043
3,013		Highwoods Properties, Inc	101,628
912		IHOP Corp	43,721
9,300		Innkeepers U.S.A. Trust	157,635
5,600	*	Interdigital Communications Corp	137,312
17,961		iShares Russell 2000 Index Fund	1,365,036
2,000		LaSalle Hotel Properties	82,000
900		LTC Properties, Inc	20,934
2,040		Luminent Mortgage Capital, Inc	16,544
1,835	*	Macrovision Corp	40,645
800		Maguire Properties, Inc	29,200
13,600		MFA Mortgage Investments, Inc	86,360
1,600		Mid-America Apartment Communities, Inc	87,600
3,600		National Health Investors, Inc	91,440
1,105		National Health Realty, Inc	22,012
4,900		Omega Healthcare Investors, Inc	68,698
300		One Liberty Properties, Inc	5,949
1,400		Parkway Properties, Inc	61,152
1,800		Pennsylvania Real Estate Investment Trust	79,200
1,211	*	Pico Holdings, Inc	39,830
1,500		Post Properties, Inc	66,750
800		Potlatch Corp	34,272
2,600		PS Business Parks, Inc	145,392
5,400	*	Rambus, Inc	212,436
600		Ramco-Gershenson Properties	18,162
1,500		Senior Housing Properties Trust	27,150
300		Sovran Self Storage, Inc	16,560
1,700		Sun Communities, Inc	60,095
1,900		Tanger Factory Outlet Centers, Inc	65,379
3,200		Taubman Centers, Inc	133,344

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,901,994

HOTELS AND OTHER LODGING PLACES - 0.26%
890		Ameristar Casinos, Inc	22,953
800	*	Gaylord Entertainment Co	36,304
2,200	*	Vail Resorts, Inc	84,084

		TOTAL HOTELS AND OTHER LODGING PLACES	143,341

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.02%
7,197	*	3Com Corp	36,849
300		Aaon, Inc	7,173
1,000		Actuant Corp	61,220

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE
16,007	*	Advanced Digital Information Corp	$140,541
2,000	*	AGCO Corp	41,480
5,100		Albany International Corp (Class A)	194,259
5,000	*	Asyst Technologies, Inc	52,050
6,790	*	Avocent Corp	215,515
8,101	*	Blue Coat Systems, Inc	176,116
2,000		Briggs & Stratton Corp	70,740
10	*	Brooks Automation, Inc	142
500		Cascade Corp	26,425
3,280	*	Cirrus Logic, Inc	27,814
1,700		Clarcor, Inc	60,520
2,905	*	Cymer, Inc	132,003
966	*	Digi International, Inc	11,273
1,700	*	Dot Hill Systems Corp	12,070
12,800	*	Emulex Corp	218,752
790	*	EnPro Industries, Inc	27,097
5,817	*	Extreme Networks, Inc	29,201
700	*	Flowserve Corp	40,838
1,600	*	Gardner Denver, Inc	104,320
10,435	*	Gateway, Inc	22,853
721	*	Hydril	56,202
1,200	*	Intermec, Inc	36,612
4,000		JLG Industries, Inc	123,160
2,000	*	Kadant, Inc	45,400
800		Kennametal, Inc	48,912
5,802	*	Kulicke & Soffa Industries, Inc	55,351
2,200		Lennox International, Inc	65,692
700		Lincoln Electric Holdings, Inc	37,793
700		Manitowoc Co, Inc	63,805
6,100	*	Mattson Technology, Inc	73,200
2,060	*	Metrologic Instruments, Inc	47,648
1,500	*	Middleby Corp	125,580
200		Nacco Industries, Inc (Class A)	30,792
1,250	*	Netgear, Inc	23,762
1,754		Nordson Corp	87,454
1,600	*	Oil States International, Inc	58,960
10,480	*	Palm, Inc	242,717
3,702	*	Radisys Corp	73,485
400	*	Rimage Corp	9,032
1,100	b*	Surebeam Corp (Class A)	10
2,013		Tennant Co	105,320
1,096	*	Varian Semiconductor Equipment Associates, Inc	30,776
2,300	*	VeriFone Holdings, Inc	69,667
2,800	*	Water Pik Technologies, Inc	77,588

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,298,169

INSTRUMENTS AND RELATED PRODUCTS - 6.59%
358	*	ADE Corp	10,962
2,903	*	Aeroflex, Inc	39,858
5,200	*	Align Technology, Inc	47,684
7,434	*	American Medical Systems Holdings, Inc	167,265
300	*	American Science & Engineering, Inc	28,020
433		Analogic Corp	28,665
628	*	Angiodynamics, Inc	18,878
828		Arrow International, Inc	27,051
361	*	Arthrocare Corp	17,263
1,597	*	Aspect Medical Systems, Inc	43,822
600	*	Bio-Rad Laboratories, Inc (Class A)	37,410
19,700	*	Bruker BioSciences Corp	106,380

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE
5,600	*	Caliper Life Sciences, Inc	$35,840
1,406	*	Candela Corp	30,370
400	*	Catapult Communications Corp	5,320
2,085	*	Cepheid, Inc	19,099
600	v*	China Energy Savings Technology, Inc	4,110
1,250		CNS, Inc	26,925
1,949		Cognex Corp	57,768
4,839	*	Coherent, Inc	169,897
40		Cohu, Inc	849
1,885	*	Conmed Corp	36,098
500		Datascope Corp	19,780
1,100	*	DHB Industries, Inc	5,258
656	*	Dionex Corp	40,331
1,100	*	DJ Orthopedics, Inc	43,736
1,500		DRS Technologies, Inc	82,305
6,780	*	Encore Medical Corp	34,714
3,000	*	Esterline Technologies Corp	128,250
1,200	*	Formfactor, Inc	47,184
4,510	*	Fossil, Inc	83,796
767	*	Foxhollow Technologies, Inc	23,432
1,700	*	Haemonetics Corp	86,309
662	*	Hologic, Inc	36,642
491	*	ICU Medical, Inc	17,769
1,400	*	Illumina, Inc	33,250
1,785	*	Integra LifeSciences Holdings Corp	73,149
2,496	*	Intuitive Surgical, Inc	294,528
1,100		Invacare Corp	34,166
250	*	Itron, Inc	14,963
3,899	*	Kyphon, Inc	145,043
2,000	*	LaBarge, Inc	29,900
753	*	Laserscope	17,808
1,130	*	Lifecell Corp	25,481
600		Mentor Corp	27,186
1,200		Mine Safety Appliances Co	50,400
6,453	*	MKS Instruments, Inc	151,194
920	*	Molecular Devices Corp	30,507
1,045		MTS Systems Corp	43,712
900	*	Neurometrix, Inc	35,046
15,454	*	OraSure Technologies, Inc	159,176
600	*	Palomar Medical Technologies, Inc	20,070
3,200	*	Rudolph Technologies, Inc	54,560
347	*	Somanetics Corp	7,662
1,900		STERIS Corp	46,892
800	*	Sybron Dental Specialties, Inc	32,992
3,600	*	Symmetry Medical, Inc	76,356
8,694	*	Thoratec Corp	167,533
34	*	Trimble Navigation Ltd	1,532
21,591	*	TriPath Imaging, Inc	150,705
2,128	*	Varian, Inc	87,631
3,400	*	Viasys Healthcare, Inc	102,272
567		Vital Signs, Inc	31,145
3,300	*	Vnus Medical Technologies, Inc	25,047
422		Young Innovations, Inc	15,411
500	*	Zoll Medical Corp	13,170

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,607,527

INSURANCE AGENTS, BROKERS AND SERVICE - 0.18%
600		Clark, Inc	7,086
1,800	*	HealthExtras, Inc	63,540

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE
500		National Financial Partners Corp	$28,260

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	98,886

INSURANCE CARRIERS - 2.52%
846		Affirmative Insurance Holdings, Inc	11,176
3,065	*	American Physicians Capital, Inc	147,120
700		Bristol West Holdings, Inc	13,475
2,680	*	Centene Corp	78,176
5,770	*	Ceres Group, Inc	31,850
600		Delphi Financial Group, Inc (Class A)	30,978
807		Direct General Corp	13,727
2,300		EMC Insurance Group, Inc	64,101
700		Great American Financial Resources, Inc	13,811
1,382		Harleysville Group, Inc	41,032
5,400		Horace Mann Educators Corp	101,520
18		Infinity Property & Casualty Corp	751
900		LandAmerica Financial Group, Inc	61,065
1,700	*	Molina Healthcare, Inc	56,899
200		National Western Life Insurance Co (Class A)	46,458
4,615		Ohio Casualty Corp	146,296
2,200		Phoenix Cos, Inc	35,860
400		Pre-Paid Legal Services, Inc	14,192
944		Presidential Life Corp	23,987
1,000	*	ProAssurance Corp	52,000
824		Safety Insurance Group, Inc	37,624
6,525	*	SeaBright Insurance Holdings, Inc	113,666
836		State Auto Financial Corp	28,182
600		Stewart Information Services Corp	28,248
48	*	Triad Guaranty, Inc	2,251
1,000		UICI	36,990
1,100	*	WellCare Health Plans, Inc	49,984
2,050		Zenith National Insurance Corp	98,667

		TOTAL INSURANCE CARRIERS	1,380,086

JUSTICE, PUBLIC ORDER AND SAFETY - 0.07%
800	*	Corrections Corp of America	36,160

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	36,160

LEATHER AND LEATHER PRODUCTS - 0.57%
500		Brown Shoe Co, Inc	26,240
2,587		K-Swiss, Inc (Class A)	77,972
1,100		Kenneth Cole Productions, Inc (Class A)	30,470
2,539	*	Skechers U.S.A., Inc (Class A)	63,297
5,050		Wolverine World Wide, Inc	111,757

		TOTAL LEATHER AND LEATHER PRODUCTS	309,736

LEGAL SERVICES - 0.23%
13	*	CRA International, Inc	640
4,400	*	FTI Consulting, Inc	125,532

		TOTAL LEGAL SERVICES	126,172

LUMBER AND WOOD PRODUCTS - 0.33%
4,800	*	Champion Enterprises, Inc	71,808
1,640	*	Palm Harbor Homes, Inc	35,145
900		Skyline Corp	37,242
600		Universal Forest Products, Inc	38,094

		TOTAL LUMBER AND WOOD PRODUCTS	182,289

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE
METAL MINING - 0.51%
2,400		Cleveland-Cliffs, Inc	$209,088
2,300		Delta & Pine Land Co	69,368

		TOTAL METAL MINING	278,456

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.61%
1,100		Blyth, Inc	23,122
2,100		Brady Corp (Class A)	78,666
1,800		Callaway Golf Co	30,960
2,000	*	Jakks Pacific, Inc	53,480
700	*	RC2 Corp	27,867
1,000	*	Shuffle Master, Inc	35,740
3,100		Yankee Candle Co, Inc	84,847

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	334,682

MISCELLANEOUS RETAIL - 0.98%
895		Blair Corp	37,062
500	*	Build-A-Bear Workshop, Inc	15,325
6,200		Cash America International, Inc	186,124
2,170	*	Insight Enterprises, Inc	47,762
3,400		Longs Drug Stores Corp	157,352
1,200	*	Sports Authority, Inc	44,280
1,820	*	Zale Corp	51,015

		TOTAL MISCELLANEOUS RETAIL	538,920

MOTION PICTURES - 0.06%
2,100		World Wrestling Entertainment, Inc	35,490

		TOTAL MOTION PICTURES	35,490

NONDEPOSITORY INSTITUTIONS - 1.45%
9,800		Advance America Cash Advance Centers, Inc	140,924
413		Asta Funding, Inc	13,736
8,067		Beverly Hills Bancorp, Inc	85,510
3,619	*	CompuCredit Corp	133,215
3,200		Delta Financial Corp	30,560
3,150		Doral Financial Corp	36,383
200	b*	DVI, Inc	1
500		Federal Agricultural Mortgage Corp (Class C)	14,710
1,300		Financial Federal Corp	38,090
3,300	*	TNS, Inc	69,894
228	*	United PanAm Financial Corp	7,045
8,085	*	World Acceptance Corp	221,529

		TOTAL NONDEPOSITORY INSTITUTIONS	791,597

OIL AND GAS EXTRACTION - 3.53%
3,064	*	Atlas America, Inc	146,490
300	*	Atwood Oceanics, Inc	30,303
300		Berry Petroleum Co (Class A)	20,535
2,200	*	Bronco Drilling Co, Inc	57,860
4,850		Cabot Oil & Gas Corp (Class A)	232,461
500	*	Callon Petroleum Co	10,510
1,282	*	Cheniere Energy, Inc	52,011
1,000	*	Clayton Williams Energy, Inc	40,920
3,448	*	Global Industries Ltd	49,962
20,400	*	Grey Wolf, Inc	151,776
1,500	*	Harvest Natural Resources, Inc	14,580
1,500	*	Helix Energy Solutions Group, Inc	56,850
2,800	*	Oceaneering International, Inc	160,440

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE
11,999	*	Parker Drilling Co	$111,231
2,200		Penn Virginia Corp	156,200
200	v*	PetroCorp (Escrow)	—
623	*	Petroleum Development Corp	28,259
900	*	Remington Oil & Gas Corp	38,898
600		RPC, Inc	13,710
5,300		St. Mary Land & Exploration Co	216,399
3,500	*	Superior Energy Services	93,765
1,900	*	Swift Energy Co	71,174
1,900		Todco	74,879
1,600	*	Veritas DGC, Inc	72,624
800		W&T Offshore, Inc	32,248

		TOTAL OIL AND GAS EXTRACTION	1,934,085

PAPER AND ALLIED PRODUCTS - 0.24%
1,100		Bowater, Inc	32,538
700		Greif, Inc (Class A)	47,894
1,900		Longview Fibre Co	49,096

		TOTAL PAPER AND ALLIED PRODUCTS	129,528

PERSONAL SERVICES - 0.42%
6,404	*	Alderwoods Group, Inc	114,632
3,600		Jackson Hewitt Tax Service, Inc	113,688

		TOTAL PERSONAL SERVICES	228,320

PETROLEUM AND COAL PRODUCTS - 1.16%
5,700		Alon USA Energy, Inc	140,334
4,545		Frontier Oil Corp	269,746
2,200	*	Giant Industries, Inc	152,988
800		Holly Corp	59,296
200		Tesoro Corp	13,668

		TOTAL PETROLEUM AND COAL PRODUCTS	636,032

PRIMARY METAL INDUSTRIES - 2.41%
2,300	*	AK Steel Holding Corp	34,500
1,100	*	Aleris International, Inc	52,877
6,900		Belden CDT, Inc	187,887
800	*	Brush Engineered Materials, Inc	15,800
500		Carpenter Technology Corp	47,260
800	*	Century Aluminum Co	33,960
1,538	*	Chaparral Steel Co	99,847
4,300	*	CommScope, Inc	122,765
4,200	*	General Cable Corp	127,386
1,600	*	Lone Star Technologies, Inc	88,656
1,264		Matthews International Corp (Class A)	48,361
1,400	*	Maverick Tube Corp	74,186
2,100	*	NS Group, Inc	96,663
1,800		Quanex Corp	119,934
700		Roanoke Electric Steel Corp	22,610
1,402		Steel Dynamics, Inc	79,535
600	*	Superior Essex, Inc	15,264
2,700		Worthington Industries, Inc	54,162

		TOTAL PRIMARY METAL INDUSTRIES	1,321,653

PRINTING AND PUBLISHING - 0.61%
1,800		Banta Corp	93,564
800	*	Consolidated Graphics, Inc	41,696

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE
1,500		John H Harland Co	$58,950
1,300		Journal Communications, Inc	16,120
1,600		Journal Register Co	19,488
700		Media General, Inc (Class A)	32,634
1,900		Reader’s Digest Association, Inc (Class A)	28,025
1,725	*	Scholastic Corp	46,161

		TOTAL PRINTING AND PUBLISHING	336,638

RAILROAD TRANSPORTATION - 0.06%
600		Florida East Coast Industries	32,340

		TOTAL RAILROAD TRANSPORTATION	32,340

REAL ESTATE - 0.97%
3,500	*	Bluegreen Corp	46,270
400		Consolidated-Tomoka Land Co	24,852
2,800		Jones Lang LaSalle, Inc	214,312
646		Resource America, Inc (Class A)	12,868
6,500	*	Trammell Crow Co	231,790

		TOTAL REAL ESTATE	530,092

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.71%
400	*	Deckers Outdoor Corp	16,216
1,300	*	Goodyear Tire & Rubber Co	18,824
1,300	*	Jarden Corp	42,705
1,000		Myers Industries, Inc	15,990
626		Raven Industries, Inc	24,483
5,900		Spartech Corp	141,600
5,300		Tupperware Corp	109,127
600		West Pharmaceutical Services, Inc	20,832

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	389,777

SECURITY AND COMMODITY BROKERS - 1.15%
802		Calamos Asset Management, Inc (Class A)	29,995
1,100	*	GFI Group, Inc	57,101
2,176		Greenhill & Co, Inc	143,855
900	*	Investment Technology Group, Inc	44,820
9,700	*	Knight Capital Group, Inc	135,121
2,000	*	LaBranche & Co, Inc	31,620
3,100	*	Nasdaq Stock Market, Inc	124,124
500	*	Stifel Financial Corp	21,835
1,900		Waddell & Reed Financial, Inc (Class A)	43,890

		TOTAL SECURITY AND COMMODITY BROKERS	632,361

SOCIAL SERVICES - 0.25%
3,567	*	Bright Horizons Family Solutions, Inc	138,150
1	*	Res-Care, Inc	18

		TOTAL SOCIAL SERVICES	138,168

SPECIAL TRADE CONTRACTORS - 0.98%
900		Chemed Corp	53,406
5,453		Comfort Systems USA, Inc	73,616
3,200	*	EMCOR Group, Inc	158,912
450		Noble International Ltd	7,619
2,900	*	Pike Electric Corp	60,929
11,297	*	Quanta Services, Inc	180,978

		TOTAL SPECIAL TRADE CONTRACTORS	535,460

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE
TOBACCO PRODUCTS - 0.08%
2,300		Vector Group Ltd	$43,838

		TOTAL TOBACCO PRODUCTS	43,838

TRANSPORTATION BY AIR - 0.83%
21,533	*	ABX Air, Inc	146,640
1,600	*	Airtran Holdings, Inc	28,976
500	*	Alaska Air Group, Inc	17,725
1,900	*	Bristow Group, Inc	58,710
4,200	*	Continental Airlines, Inc (Class B)	112,980
1,600	*	ExpressJet Holdings, Inc	11,904
1,574	*	Mesa Air Group, Inc	18,007
2,500	b*	Northwest Airlines Corp	1,125
1,330	*	Pinnacle Airlines Corp	8,858
1,800	*	Republic Airways Holdings, Inc	26,658
2,155	*	World Air Holdings, Inc	21,162

		TOTAL TRANSPORTATION BY AIR	452,745

TRANSPORTATION EQUIPMENT - 2.01%
833	*	Aftermarket Technology Corp	18,834
1,300	*	Armor Holdings, Inc	75,777
14,700		ArvinMeritor, Inc	219,177
8,200		Federal Signal Corp	151,700
1,260		Freightcar America, Inc	80,136
5,287		Marine Products Corp	58,104
4,800		Modine Manufacturing Co	141,600
196	*	Strattec Security Corp	7,309
1,700	*	Tenneco, Inc	36,873
2,600		Thor Industries, Inc	138,736
800		Trinity Industries, Inc	43,512
800	*	Triumph Group, Inc	35,408
1,800		Westinghouse Air Brake Technologies Corp	58,680
1,200		Winnebago Industries, Inc	36,408

		TOTAL TRANSPORTATION EQUIPMENT	1,102,254

TRANSPORTATION SERVICES - 0.92%
3,439	*	EGL, Inc	154,755
2,350		Forward Air Corp	87,632
800		GATX Corp	33,032
3,133	*	HUB Group, Inc	142,802
2,554		Pacer International, Inc	83,465

		TOTAL TRANSPORTATION SERVICES	501,686

TRUCKING AND WAREHOUSING - 0.23%
1,398		Arkansas Best Corp	54,690
1,996	*	Dynamex, Inc	38,563
600	*	Frozen Food Express Industries	6,270
655	*	SCS Transportation, Inc	19,067
228	*	Universal Truckload Services, Inc	5,711

		TOTAL TRUCKING AND WAREHOUSING	124,301

WATER TRANSPORTATION - 0.10%
300	*	Gulfmark Offshore, Inc	8,340
500	*	Kirby Corp	34,055
500		Maritrans, Inc	12,215

		TOTAL WATER TRANSPORTATION	54,610

WHOLESALE TRADE-DURABLE GOODS - 2.96%
1,300	*	AAR Corp	37,024

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE
25	*	Advanced Medical Optics, Inc	$1,166
7,371		Agilysys, Inc	111,007
1,800		Applied Industrial Technologies, Inc	80,280
714	*	Audiovox Corp (Class A)	8,525
1,200	*	Aviall, Inc	45,696
400		BlueLinx Holdings, Inc	6,400
2,552	*	Brightpoint, Inc	79,265
4,380		Commercial Metals Co	234,286
700	*	Digital River, Inc	30,527
2,200		IKON Office Solutions, Inc	31,350
501	*	Interline Brands, Inc	12,640
5,762		Kaman Corp (Class A)	144,972
902	*	Keystone Automotive Industries, Inc	38,073
2,600		Owens & Minor, Inc	85,202
3,700		Reliance Steel & Aluminum Co	347,504
5,900		Ryerson Tull, Inc	157,884
1,200		Schnitzer Steel Industries, Inc (Class A)	51,420
1,100		Stewart & Stevenson Services, Inc	40,128
1,100		Watsco, Inc	78,155

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,621,504

WHOLESALE TRADE-NONDURABLE GOODS - 1.81%
6,795	*	Andrx Corp	161,313
4,287	*	First Horizon Pharmaceutical Corp	108,075
5,550		Nu Skin Enterprises, Inc (Class A)	97,291
7,578	*	Performance Food Group Co	236,358
1,340		Spartan Stores, Inc	17,085
200		The Andersons, Inc	15,646
7,175		UAP Holding Corp	154,263
2,903	*	United Stationers, Inc	154,149
1,000	*	Ventiv Health, Inc	33,220
715		Weyco Group, Inc	16,088

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	993,488

		TOTAL COMMON STOCKS (Cost $48,630,149)	54,617,795

PRINCIPAL
SHORT-TERM INVESTMENTS - 0.80%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.80%
$ 440,000		Federal National Mortgage Association 4.650%, 04/03/06	440,000

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	440,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $439,886)	440,000

		TOTAL PORTFOLIO - 100.51% (Cost $49,070,035)	55,057,795
		OTHER ASSETS & LIABILITIES, NET - (0.51)%	(279,408)

		NET ASSETS - 100.00%	$54,778,387

*	Non-income producing

b	In bankruptcy

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUND

STOCK INDEX FUND

STATEMENT OF INVESTMENTS (Unaudited)

March 31, 2006

SHARES			VALUE
COMMON STOCKS - 99.84%
AGRICULTURAL PRODUCTION-CROPS - 0.00% **
439		Chiquita Brands International, Inc	$7,362

		TOTAL AGRICULTURAL PRODUCTION-CROPS	7,362

AMUSEMENT AND RECREATION SERVICES - 0.23%
604	*	Bally Technologies, Inc	10,262
134		Churchill Downs, Inc	5,135
178		Dover Downs Gaming & Entertainment, Inc	3,875
67		Dover Motorsports, Inc	368
1,960		Harrah’s Entertainment, Inc	152,802
414		International Speedway Corp (Class A)	21,073
256	*	Leapfrog Enterprises, Inc	2,719
248	*	Life Time Fitness, Inc	11,619
749	*	Live Nation, Inc	14,860
500	*	Magna Entertainment Corp (Class A)	3,395
757	*	Marvel Entertainment, Inc	15,231
200	*	Monarch Casino & Resort, Inc	5,678
194	*	MTR Gaming Group, Inc	1,998
488	*	Multimedia Games, Inc	7,261
698	*	Penn National Gaming, Inc	29,442
573	*	Pinnacle Entertainment, Inc	16,141
200	*	Riviera Holdings Corp	3,370
800	*	Six Flags, Inc	8,144
164		Speedway Motorsports, Inc	6,266
859		Westwood One, Inc	9,483
506	*	Wynn Resorts Ltd	38,886
		TOTAL AMUSEMENT AND RECREATION SERVICES	368,008
APPAREL AND ACCESSORY STORES - 0.68%
912		Abercrombie & Fitch Co (Class A)	53,170
589	*	Aeropostale, Inc	17,764
1,230		American Eagle Outfitters, Inc	36,728
840	*	AnnTaylor Stores Corp	30,904
65		Buckle, Inc	2,662
200		Burlington Coat Factory Warehouse Corp	9,090
300	*	Cache, Inc	5,502
318	*	Casual Male Retail Group, Inc	3,097
325		Cato Corp (Class A)	7,755
70	*	Charlotte Russe Holding, Inc	1,498
1,400	*	Charming Shoppes, Inc	20,818
1,896	*	Chico’s FAS, Inc	77,053
222	*	Children’s Place Retail Stores, Inc	12,854
390		Christopher & Banks Corp	9,052
100	*	Citi Trends, Inc	3,976
978		Claire’s Stores, Inc	35,511
46		DEB Shops, Inc	1,366
300	*	Dress Barn, Inc	14,385
200	*	DSW, Inc	6,264
565		Finish Line, Inc (Class A)	9,294
1,791		Foot Locker, Inc	42,769
6,236		Gap, Inc	116,488
200	*	Genesco, Inc	7,778
200	*	Guess ?, Inc	7,822
450	*	HOT Topic, Inc	6,525
318	*	Jill (J.) Group, Inc	7,603
242	*	Jo-Ann Stores, Inc	3,257
3,375	*	Kohl’s Corp	178,909
3,857		Limited Brands, Inc	94,342

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
511		Men’s Wearhouse, Inc	$18,365
140	*	New York & Co, Inc	2,092
2,376		Nordstrom, Inc	93,092
875	*	Pacific Sunwear Of California, Inc	19,390
800	*	Payless Shoesource, Inc	18,312
1,561		Ross Stores, Inc	45,566
66	*	Shoe Carnival, Inc	1,649
274		Stage Stores, Inc	8,152
200		Stein Mart, Inc	3,484
232		Talbots, Inc	6,234
1,045	*	The Wet Seal, Inc	6,949
359	*	Too, Inc	12,332
1,138	*	Urban Outfitters, Inc	27,927
500	*	Wilsons The Leather Experts, Inc	1,950
		TOTAL APPAREL AND ACCESSORY STORES	1,089,730
APPAREL AND OTHER TEXTILE PRODUCTS - 0.24%
119		Bebe Stores, Inc	2,192
195	*	Carter’s, Inc	13,161
1,586		Cintas Corp	67,595
165	*	Columbia Sportswear Co	8,799
277	*	Gymboree Corp	7,213
600	*	Hartmarx Corp	5,346
1,270		Jones Apparel Group, Inc	44,920
180	*	JOS A Bank Clothiers, Inc	8,631
300		Kellwood Co	9,417
1,180		Liz Claiborne, Inc	48,356
300	*	Maidenform Brands, Inc	3,303
200		Oxford Industries, Inc	10,226
200	*	Perry Ellis International, Inc	4,526
362		Phillips-Van Heusen Corp	13,832
585		Polo Ralph Lauren Corp	35,457
1,142	*	Quiksilver, Inc	15,828
477		Russell Corp	6,583
200	*	Under Armour, Inc	6,480
100		Unifirst Corp	3,322
985		VF Corp	56,047
488	*	Warnaco Group, Inc	11,712
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	382,946
AUTO REPAIR, SERVICES AND PARKING - 0.05%
100	*	Amerco, Inc	9,897
100		Bandag, Inc	4,187
300		Central Parking Corp	4,800
268	*	Dollar Thrifty Automotive Group, Inc	12,167
251	*	Midas, Inc	5,489
73		Monro Muffler, Inc	2,711
544	*	PHH Corp	14,525
222	*	Rush Enterprises, Inc (Class A)	3,903
662		Ryder System, Inc	29,644
		TOTAL AUTO REPAIR, SERVICES AND PARKING	87,323
AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
1,182		Advance Auto Parts	49,218
64	*	America’s Car-Mart, Inc	1,376
200	*	Asbury Automotive Group, Inc	3,944
1,883	*	Autonation, Inc	40,579
598	*	Autozone, Inc	59,615
1,109	*	Carmax, Inc	36,242
455		Casey’s General Stores, Inc	10,406
495	*	CSK Auto Corp	6,866
300		Group 1 Automotive, Inc	14,262
220		Lithia Motors, Inc (Class A)	7,634

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
200	*	MarineMax, Inc	$6,704
1,000	*	O’Reilly Automotive, Inc	36,560
287		Sonic Automotive, Inc	7,967
285		United Auto Group, Inc	12,255
95	*	West Marine, Inc	1,426
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	295,054
BUILDING MATERIALS AND GARDEN SUPPLIES - 1.04%
296		Building Material Holding Corp	10,549
166	*	Central Garden & Pet Co	8,821
1,396		Fastenal Co	66,087
23,628		Home Depot, Inc	999,464
8,488		Lowe’s Cos, Inc	546,967
347	*	Tractor Supply Co	23,020

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,654,908

BUSINESS SERVICES - 7.14%
403		Aaron Rents, Inc	10,950
347		ABM Industries, Inc	6,652
2,678	*	Activision, Inc	36,930
927		Acxiom Corp	23,954
200		Administaff, Inc	10,872
6,462	*	Adobe Systems, Inc	225,653
300	*	Advent Software, Inc	8,526
261		Advo, Inc	8,352
1,278	*	Affiliated Computer Services, Inc (Class A)	76,245
455	*	Agile Software Corp	3,472
1,519	*	Akamai Technologies, Inc	49,960
883	*	Alliance Data Systems Corp	41,298
221	*	Altiris, Inc	4,864
200	*	American Reprographics Co	6,938
600	*	AMICAS, Inc	2,832
190	*	AMN Healthcare Services, Inc	3,557
68	*	Ansoft Corp	2,835
374	*	Ansys, Inc	20,252
287	*	Anteon International Corp	15,659
758	*	Applera Corp (Celera Genomics Group)	8,861
1,643	*	Applied Digital Solutions, Inc	4,765
700	*	aQuantive, Inc	16,478
500	*	Arbinet-thexchange, Inc	3,680
706	*	Ariba, Inc	6,905
313	*	AsiaInfo Holdings, Inc	1,565
300	*	Aspen Technology, Inc	3,795
96	*	Asset Acceptance Capital Corp	1,869
140	*	Atari, Inc	90
294	*	Autobytel, Inc	1,417
2,498	*	Autodesk, Inc	96,223
6,368		Automatic Data Processing, Inc	290,890
4,415	*	BEA Systems, Inc	57,969
2,100	*	BearingPoint, Inc	17,829
243		Black Box Corp	11,676
110		Blackbaud, Inc	2,331
195	*	Blackboard, Inc	5,540
2,501	*	BMC Software, Inc	54,172
600	*	Borland Software Corp	3,240
300	*	Bottomline Technologies, Inc	4,119
5,189		CA, Inc	141,193
357	*	CACI International, Inc (Class A)	23,473
2,866	*	Cadence Design Systems, Inc	52,992
554		Catalina Marketing Corp	12,797
100		CDI Corp	2,877
11,415		Cendant Corp	198,050

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
644	*	Cerner Corp	$30,558
873	*	Checkfree Corp	44,087
532	*	Ciber, Inc	3,394
1,854	*	Citrix Systems, Inc	70,267
400	*	Clear Channel Outdoor Holdings, Inc	9,380
200	*	Click Commerce, Inc	4,788
3,885	*	CMGI, Inc	5,750
1,229	*	CNET Networks, Inc	17,464
200	*	Cogent, Inc	3,668
1,431	*	Cognizant Technology Solutions Corp	85,130
65		Computer Programs & Systems, Inc	3,250
2,104	*	Computer Sciences Corp	116,877
4,261	*	Compuware Corp	33,364
100	*	COMSYS IT Partners, Inc	1,089
241	*	Concur Technologies, Inc	4,466
1,524	*	Convergys Corp	27,752
140	*	CoStar Group, Inc	7,265
400	*	Covansys Corp	6,876
296	*	Cross Country Healthcare, Inc	5,731
485	*	CSG Systems International, Inc	11,281
500	*	Cybersource Corp	5,580
110	*	DealerTrack Holdings, Inc	2,344
500		Deluxe Corp	13,085
500	*	Dendrite International, Inc	6,825
430	*	Digital Insight Corp	15,652
723	*	DST Systems, Inc	41,891
1,405	*	Earthlink, Inc	13,418
11,920	*	eBay, Inc	465,595
318	*	Eclipsys Corp	7,508
122	*	eCollege.com, Inc	2,298
575	*	eFunds Corp	14,858
100	*	Electro Rent Corp	1,700
3,396	*	Electronic Arts, Inc	185,829
5,750		Electronic Data Systems Corp	154,273
149	*	Emageon, Inc	2,532
3,148	*	Emdeon Corp	33,998
400	*	Entrust, Inc	1,800
698	*	Epicor Software Corp	9,374
90	*	EPIQ Systems, Inc	1,710
1,406		Equifax, Inc	52,359
164	*	Equinix, Inc	10,532
723	*	eResearch Technology, Inc	10,404
248	*	eSpeed, Inc (Class A)	1,977
460	*	F5 Networks, Inc	33,345
400		Factset Research Systems, Inc	17,740
775		Fair Isaac Corp	30,706
1,864		Fidelity National Information Services, Inc	75,585
400	*	Filenet Corp	10,808
8,533		First Data Corp	399,515
1,994	*	Fiserv, Inc	84,845
515	*	Getty Images, Inc	38,563
694		Global Payments, Inc	36,789
1,804	*	Google, Inc (Class A)	703,560
1,362		GTECH Holdings Corp	46,376
340	*	Harris Interactive, Inc	1,911
700		Harte-Hanks, Inc	19,145
192		Healthcare Services Group	4,101
200	*	Heidrick & Struggles International, Inc	7,256
1,600	*	Homestore, Inc	10,496

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
326	*	Hudson Highland Group, Inc	$6,174
600	*	Hyperion Solutions Corp	19,560
1,200	*	Identix, Inc	9,552
213	*	iGate Corp	1,257
200	*	IHS, Inc	5,470
755	*	Incyte Corp	4,545
392	*	Infocrossing, Inc	4,724
974	*	Informatica Corp	15,146
367	*	Infospace, Inc	10,258
311		infoUSA, Inc	4,037
109		Integral Systems, Inc	2,942
311	*	Intergraph Corp	12,956
405	*	Internet Capital Group, Inc	3,815
452	*	Internet Security Systems, Inc	10,839
200		Interpool, Inc	4,040
4,454	*	Interpublic Group of Cos, Inc	42,580
401	*	Interwoven, Inc	3,605
152	*	Intrado, Inc	3,949
1,737	*	Intuit, Inc	92,391
470	*	Ipass, Inc	3,765
112	*	iPayment, Inc	4,799
1,123	*	Iron Mountain, Inc	45,751
511	*	iVillage, Inc	4,298
800		Jack Henry & Associates, Inc	18,296
245	*	JDA Software Group, Inc	3,538
308	*	Jupitermedia Corp	5,538
264	*	Kanbay International, Inc	4,029
500	*	Keane, Inc	7,875
300		Kelly Services, Inc (Class A)	8,151
70	*	Kenexa Corp	2,153
200	*	Keynote Systems, Inc	2,288
271	*	Kforce, Inc	3,455
508	*	Kinetic Concepts, Inc	20,914
300	*	Korn/Ferry International	6,117
398	*	Kronos, Inc	14,881
550	*	Labor Ready, Inc	13,173
953	*	Lamar Advertising Co	50,147
1,000	*	Lawson Software, Inc	7,670
638	*	Lionbridge Technologies	5,047
570	*	Magma Design Automation, Inc	4,931
311	*	Manhattan Associates, Inc	6,842
958		Manpower, Inc	54,778
139	*	Mantech International Corp (Class A)	4,618
215	*	Mapinfo Corp	3,014
206	*	Marchex, Inc	4,429
680	*	Matrixone, Inc	4,869
1,852	*	McAfee, Inc	45,059
170		McGrath RentCorp	5,110
824	*	Mentor Graphics Corp	9,105
223	*	Mercury Computer Systems, Inc	3,613
300	*	Merge Technologies, Inc	4,791
400	*	Micros Systems, Inc	18,428
101,004		Microsoft Corp	2,748,319
150	*	MicroStrategy, Inc	15,794
300	*	Midway Games, Inc	2,766
1,073	*	Monster Worldwide, Inc	53,500
2,769		Moody’s Corp	197,873
91	*	Morningstar, Inc	4,074
1,117	*	MPS Group, Inc	17,090
300	*	MRO Software, Inc	4,788
650		National Instruments Corp	21,203

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
948	*	NAVTEQ Corp	$48,016
287	*	NCO Group, Inc	6,816
2,012	*	NCR Corp	84,081
400	*	Ness Technologies, Inc	5,036
606	*	NetIQ Corp	6,757
100	*	Netscout Systems, Inc	910
310	*	NIC, Inc	1,900
4,067	*	Novell, Inc	31,235
1,232	*	Nuance Communications, Inc	14,550
1,978		Omnicom Group, Inc	164,669
222	*	Online Resources Corp	2,886
207	*	Open Solutions, Inc	5,653
1,027	*	Openwave Systems, Inc	22,163
503	*	Opsware, Inc	4,311
42,602	*	Oracle Corp	583,221
500	*	Packeteer, Inc	5,800
1,140	*	Parametric Technology Corp	18,616
300	*	PDF Solutions, Inc	5,676
261	*	Pegasus Solutions, Inc	2,456
808	*	Perot Systems Corp (Class A)	12,572
300	*	Phase Forward, Inc	3,342
255	*	Phoenix Technologies Ltd	1,729
159	*	Portalplayer, Inc	3,535
129	*	Portfolio Recovery Associates, Inc	6,041
120	*	PRA International	2,975
254	*	Priceline.com, Inc	6,309
395	*	Progress Software Corp	11,491
300	*	ProQuest Co	6,417
108		QAD, Inc	808
140		Quality Systems, Inc	4,634
529	*	Quest Software, Inc	8,834
237	*	Radiant Systems, Inc	3,204
1,196	*	RealNetworks, Inc	9,867
1,921	*	Red Hat, Inc	53,750
439	*	Redback Networks, Inc	9,522
100		Renaissance Learning, Inc	1,800
723	*	Rent-A-Center, Inc	18,502
200	*	Rent-Way, Inc	1,442
713		Reynolds & Reynolds Co (Class A)	20,249
200	*	RightNow Technologies, Inc	3,174
1,813		Robert Half International, Inc	70,000
225		Rollins, Inc	4,554
720	*	RSA Security, Inc	12,917
900	*	S1 Corp	4,536
1,430		Sabre Holdings Corp	33,648
723	*	Salesforce.com, Inc	26,267
700	*	Sapient Corp	5,341
200	*	Seachange International, Inc	1,554
618	*	Secure Computing Corp	7,132
3,353		ServiceMaster Co	43,991
101	*	SI International, Inc	3,550
378	*	Sohu.com, Inc	10,089
326	*	Sonic Solutions, Inc	5,904
2,630	*	Sonus Networks, Inc	14,412
375	*	Sotheby’s Holdings, Inc (Class A)	10,890
160	*	Sourcecorp	3,858
624	*	Spherion Corp	6,490
200	*	SPSS, Inc	6,332
309	*	SRA International, Inc (Class A)	11,659
100		Startek, Inc	2,356

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
185		Stellent, Inc	$2,194
36,928	*	Sun Microsystems, Inc	189,441
261	*	SupportSoft, Inc	1,156
1,054	*	Sybase, Inc	22,260
200	*	SYKES Enterprises, Inc	2,836
11,910	*	Symantec Corp	200,445
182	*	Syniverse Holdings, Inc	2,876
1,602	*	Synopsys, Inc	35,805
685	*	Take-Two Interactive Software, Inc	12,782
200	*	TAL International Group, Inc	4,822
300	*	TeleTech Holdings, Inc	3,333
500	*	Terremark Worldwide, Inc	4,250
787	*	THQ, Inc	20,375
2,110	*	TIBCO Software, Inc	17,640
470		Total System Services, Inc	9,362
400	*	Transaction Systems Architects, Inc	12,484
100	*	Travelzoo, Inc	1,958
444	*	Trizetto Group, Inc	7,810
296	*	Tyler Technologies, Inc	3,256
100	*	Ulticom, Inc	1,075
242	*	Ultimate Software Group, Inc	6,256
3,451	*	Unisys Corp	23,777
750		United Online, Inc	9,645
710	*	United Rentals, Inc	24,495
250	*	Universal Compression Holdings, Inc	12,668
554	*	Valassis Communications, Inc	16,271
979	*	Valueclick, Inc	16,565
140	*	Verint Systems, Inc	4,952
2,796	*	VeriSign, Inc	67,076
95	*	Vertrue, Inc	3,971
263		Viad Corp	9,016
306	*	Vignette Corp	4,514
320	*	Viisage Technology, Inc	5,603
200	*	Vital Images, Inc	6,816
100	*	Volt Information Sciences, Inc	3,056
6,209		Waste Management, Inc	219,178
347	*	WebEx Communications, Inc	11,683
51	*	WebMD Health Corp	2,124
481	*	webMethods, Inc	4,050
564	*	Websense, Inc	15,555
200	*	WebSideStory, Inc	3,438
20		Wesco Financial Corp	7,980
174	*	West Corp	7,771
200	*	Williams Scotsman International, Inc	5,010
752	*	Wind River Systems, Inc	9,362
348	*	Witness Systems, Inc	8,839
13,205	*	Yahoo!, Inc	425,993
		TOTAL BUSINESS SERVICES	11,360,289
CHEMICALS AND ALLIED PRODUCTS - 9.60%
2,062	*	Aastrom Biosciences, Inc	4,186
16,901		Abbott Laboratories	717,785
1,045	*	Abgenix, Inc	23,513
300	*	Acadia Pharmaceuticals, Inc	4,794
100	*	Adams Respiratory Therapeutics, Inc	3,977
409	*	Adolor Corp	9,734
2,491		Air Products & Chemicals, Inc	167,370
337		Albemarle Corp	15,283
400	*	Alexion Pharmaceuticals, Inc	14,168
851	*	Alkermes, Inc	18,765

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
1,597		Allergan, Inc	$173,275
534		Alpharma, Inc (Class A)	14,322
203	*	American Pharmaceutical Partners, Inc	5,783
110		American Vanguard Corp	3,361
13,482	*	Amgen, Inc	980,816
1,200	*	Amylin Pharmaceuticals, Inc	58,740
300	*	Antigenics, Inc	822
200		Arch Chemicals, Inc	6,080
556	*	Ariad Pharmaceuticals, Inc	3,658
500	*	Arqule, Inc	2,870
383	*	Atherogenics, Inc	6,251
395	*	ATMI, Inc	11,929
288	*	AVANIR Pharmaceuticals	4,211
1,117		Avery Dennison Corp	65,322
5,090		Avon Products, Inc	158,655
123		Balchem Corp	2,838
1,091	*	Barr Pharmaceuticals, Inc	68,711
400	*	Barrier Therapeutics, Inc	3,872
111	*	Bentley Pharmaceuticals, Inc	1,460
800	*	Bioenvision, Inc	5,704
3,790	*	Biogen Idec, Inc	178,509
667	*	BioMarin Pharmaceuticals, Inc	8,951
178	*	Biosite, Inc	9,244
21,271		Bristol-Myers Squibb Co	523,479
696		Cabot Corp	23,657
280	*	Cabot Microelectronics Corp	10,388
300		Calgon Carbon Corp	1,845
206		Cambrex Corp	4,025
528		Celanese Corp (Series A)	11,072
3,698	*	Celgene Corp	163,526
300	*	Cell Genesys, Inc	2,394
900	*	Cell Therapeutics, Inc	1,719
596	*	Cephalon, Inc	35,909
500		CF Industries Holdings, Inc	8,495
149	*	Chattem, Inc	5,610
2,512		Chemtura Corp	29,591
1,165	*	Chiron Corp	53,369
712		Church & Dwight Co, Inc	26,287
1,723		Clorox Co	103,122
5,732		Colgate-Palmolive Co	327,297
300	*	Connetics Corp	5,079
300	*	Cotherix, Inc	2,742
711	*	Cubist Pharmaceuticals, Inc	16,332
460	*	CuraGen Corp	2,305
900	*	Curis, Inc	2,142
912	*	Cypress Bioscience, Inc	5,746
433		Cytec Industries, Inc	25,984
966		Dade Behring Holdings, Inc	34,496
614	*	Dendreon Corp	2,892
300		Diagnostic Products Corp	14,289
131	*	Digene Corp	5,122
1,097	*	Discovery Laboratories, Inc	8,041
188	*	Diversa Corp	1,713
241	*	Dov Pharmaceutical, Inc	3,851
10,521		Dow Chemical Co	427,153
10,032		Du Pont (E.I.) de Nemours & Co	423,451
698	*	Durect Corp	4,439
850		Eastman Chemical Co	43,503
2,036		Ecolab, Inc	77,775

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
10,677		Eli Lilly & Co	$590,438
350	*	Elizabeth Arden, Inc	8,162
600	*	Encysive Pharmaceuticals, Inc	2,934
499	*	Endo Pharmaceuticals Holdings, Inc	16,372
1,275		Engelhard Corp	50,503
400	*	Enzon Pharmaceuticals, Inc	3,240
242	*	EPIX Pharmaceuticals, Inc	847
1,340		Estee Lauder Cos (Class A)	49,835
396		Ferro Corp	7,920
377		FMC Corp	23,366
3,597	*	Forest Laboratories, Inc	160,534
5,105	*	Genentech, Inc	431,424
253	*	Genitope Corp	2,201
594	*	Gen-Probe, Inc	32,741
2,740	*	Genzyme Corp	184,183
400		Georgia Gulf Corp	10,396
1,012	*	Geron Corp	8,410
4,958	*	Gilead Sciences, Inc	308,487
300		H.B. Fuller Co	15,402
150	*	Hi-Tech Pharmacal Co, Inc	4,230
1,733	*	Hospira, Inc	68,384
1,379	*	Human Genome Sciences, Inc	14,990
700	*	Huntsman Corp	13,510
678	*	ICOS Corp	14,950
135	*	Idenix Pharmaceuticals, Inc	1,832
398	*	Idexx Laboratories, Inc	34,371
733	*	ImClone Systems, Inc	24,937
451	*	Immucor, Inc	12,939
300	*	Immunogen, Inc	1,302
90		Innospec, Inc	2,307
895	*	Inspire Pharmaceuticals, Inc	4,681
314	*	InterMune, Inc	5,822
1,094		International Flavors & Fragrances, Inc	37,546
307	*	Inverness Medical Innovations, Inc	8,820
583	*	Invitrogen Corp	40,886
780	*	Isis Pharmaceuticals, Inc	7,028
230	*	Keryx Biopharmaceuticals, Inc	4,395
2,581	*	King Pharmaceuticals, Inc	44,522
100		Koppers Holdings, Inc	1,965
210	*	Kos Pharmaceuticals, Inc	10,032
56		Kronos Worldwide, Inc	1,723
360	*	KV Pharmaceutical Co (Class A)	8,683
673	*	Lexicon Genetics, Inc	3,728
722		Lubrizol Corp	30,938
2,070		Lyondell Chemical Co	41,193
287		MacDermid, Inc	9,227
342		Mannatech, Inc	5,944
300	*	MannKind Corp	6,132
338	*	Martek Biosciences Corp	11,097
1,476	*	Medarex, Inc	19,513
547	*	Medicines Co	11,252
596		Medicis Pharmaceutical Corp (Class A)	19,430
2,715	*	Medimmune, Inc	99,315
23,999		Merck & Co, Inc	845,485
172		Meridian Bioscience, Inc	4,641
792	*	MGI Pharma, Inc	13,860
3,194	*	Millennium Pharmaceuticals, Inc	32,291
246		Minerals Technologies, Inc	14,369
200	*	Momenta Pharmaceuticals, Inc	3,932

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
1,275	*	Monogram Biosciences, Inc	$2,346
2,956		Monsanto Co	250,521
1,431	*	Mosaic Co	20,535
2,436		Mylan Laboratories, Inc	57,002
300	*	Myogen, Inc	10,869
364	*	Myriad Genetics, Inc	9,497
612	*	Nabi Biopharmaceuticals	3,452
883	*	Nalco Holding Co	15,629
187	*	Nastech Pharmaceutical Co, Inc	3,366
200		Natures Sunshine Products, Inc	2,500
580	*	NBTY, Inc	13,062
981	*	Nektar Therapeutics	19,993
395	*	Neopharm, Inc	3,302
359	*	Neurocrine Biosciences, Inc	23,170
200	*	New River Pharmaceuticals, Inc	6,642
154		NewMarket Corp	7,329
300	*	NitroMed, Inc	2,520
113		NL Industries, Inc	1,201
202	*	Northfield Laboratories, Inc	2,020
200	*	Noven Pharmaceuticals, Inc	3,602
400	*	NPS Pharmaceuticals, Inc	3,416
739		Olin Corp	15,866
450	*	Onyx Pharmaceuticals, Inc	11,817
596	*	OSI Pharmaceuticals, Inc	19,132
300	*	Pain Therapeutics, Inc	3,261
364	*	Par Pharmaceutical Cos, Inc	10,258
100	*	Parlux Fragrances, Inc	3,225
1,273	*	PDL BioPharma, Inc	41,754
145	*	Penwest Pharmaceuticals Co	3,145
889		Perrigo Co	14,500
81,228		Pfizer, Inc	2,024,202
258	*	Pharmion Corp	4,649
118	*	Pioneer Cos, Inc	3,599
965	*	PolyOne Corp	8,994
200	*	Pozen, Inc	3,340
1,815		PPG Industries, Inc	114,980
3,560		Praxair, Inc	196,334
34,886		Procter & Gamble Co	2,010,131
300	*	Progenics Pharmaceuticals, Inc	7,947
204	*	Renovis, Inc	4,349
1,335	*	Revlon, Inc (Class A)	4,219
207	*	Rigel Pharmaceuticals, Inc	2,378
300	*	Rockwood Holdings, Inc	6,906
200	*	Rogers Corp	10,896
1,790		Rohm & Haas Co	87,477
1,300		RPM International, Inc	23,322
382	*	Salix Pharmaceuticals Ltd	6,307
642	*	Savient Pharmaceuticals, Inc	3,422
16,173		Schering-Plough Corp	307,125
353		Schulman (A.), Inc	8,737
464		Scotts Miracle-Gro Co (Class A)	21,233
700	*	Seattle Genetics, Inc	3,612
600		Sensient Technologies Corp	10,830
1,110	*	Sepracor, Inc	54,179
299	*	Serologicals Corp	7,314
1,327		Sherwin-Williams Co	65,607
754		Sigma-Aldrich Corp	49,606
676	*	StemCells, Inc	2,420
100		Stepan Co	2,955
900	*	SuperGen, Inc	5,112

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
251	*	Tanox, Inc	$4,874
450	*	Techne Corp	27,063
510	*	Telik, Inc	9,874
1,240	*	Terra Industries, Inc	8,742
148	*	Trimeris, Inc	1,999
245	*	Tronox, Inc	4,163
240	*	United Therapeutics Corp	15,907
92	*	USANA Health Sciences, Inc	3,838
864		USEC, Inc	10,411
891		Valeant Pharmaceuticals International	14,122
1,088		Valspar Corp	30,323
868	*	VCA Antech, Inc	24,721
328	*	Ventana Medical Systems, Inc	13,701
1,126	*	Vertex Pharmaceuticals, Inc	41,200
600	*	ViaCell, Inc	3,306
1,206	*	Watson Pharmaceuticals, Inc	34,660
174		WD-40 Co	5,368
300		Wellman, Inc	1,908
220		Westlake Chemical Corp	7,601
602	*	WR Grace & Co	8,007
14,617		Wyeth	709,217
283	*	Zymogenetics, Inc	6,118
		TOTAL CHEMICALS AND ALLIED PRODUCTS	15,277,633
COAL MINING - 0.21%
400	*	Alpha Natural Resources, Inc	9,256
751		Arch Coal, Inc	57,031
965		Consol Energy, Inc	71,564
200		Foundation Coal Holdings, Inc	8,228
138	*	James River Coal Co	4,688
848		Massey Energy Co	30,587
2,920		Peabody Energy Corp	147,197
		TOTAL COAL MINING	328,551
COMMUNICATIONS - 4.41%
4,010		Alltel Corp	259,648
4,519	*	American Tower Corp (Class A)	137,016
356		Anixter International, Inc	17,010
42,893		AT&T, Inc	1,159,827
5,053	*	Avaya, Inc	57,099
100		Beasley Broadcast Group, Inc (Class A)	1,213
19,931		BellSouth Corp	690,609
912	*	Broadwing Corp	13,443
2,113		Cablevision Systems Corp (Class A)	56,417
100		Centennial Communications Corp	733
1,303		CenturyTel, Inc	50,973
3,210	*	Charter Communications, Inc (Class A)	3,499
2,305	*	Cincinnati Bell, Inc	10,419
575		Citadel Broadcasting Corp	6,377
3,756		Citizens Communications Co	49,842
5,647		Clear Channel Communications, Inc	163,819
250	*	Cogent Communications Group, Inc	2,438
22,172	*	Comcast Corp (Class A)	580,020
230		Commonwealth Telephone Enterprises, Inc	7,924
300		Consolidated Communications Holdings, Inc	4,881
300	*	Cox Radio, Inc (Class A)	4,026
2,316	*	Crown Castle International Corp	65,659
200	*	Crown Media Holdings, Inc (Class A)	1,268
185		CT Communications, Inc	2,514
671	*	Cumulus Media, Inc (Class A)	7,555
7,170	*	DIRECTV Group, Inc	117,588
3,011	*	Discovery Holding Co (Class A)	45,165
1,770	*	Dobson Communications Corp (Class A)	14,195

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
2,621	*	EchoStar Communications Corp (Class A)	$78,289
521	*	Emmis Communications Corp (Class A)	8,336
421		Entercom Communications Corp	11,754
810	*	Entravision Communications Corp (Class A)	7,420
300		Fairpoint Communications, Inc	4,146
52	*	Fisher Communications, Inc	2,327
3,003	*	Gemstar-TV Guide International, Inc	9,279
464	*	General Communication, Inc (Class A)	5,610
800	*	GlobeTel Communications Corp	1,992
229		Golden Telecom, Inc	6,881
420		Gray Television, Inc	3,528
327		Hearst-Argyle Television, Inc	7,639
614	*	IDT Corp (Class B)	6,797
167	*	InPhonic, Inc	1,167
400		Iowa Telecommunications Services, Inc	7,632
250	*	j2 Global Communications, Inc	11,750
8,610	*	Level 3 Communications, Inc	44,600
5,072	*	Liberty Global, Inc	103,824
30,754	*	Liberty Media Corp (Class A)	252,490
281	*	Lin TV Corp (Class A)	2,529
100	*	Lodgenet Entertainment Corp	1,558
573	*	Mastec, Inc	8,119
493	*	Mediacom Communications Corp	2,835
200	*	NeuStar, Inc	6,200
1,753	*	Nextel Partners, Inc (Class A)	49,645
1,412	*	NII Holdings, Inc (Class B)	83,266
158		North Pittsburgh Systems, Inc	3,688
2,882		NTL, Inc	83,895
531		PanAmSat Holding Corp	13,179
762	*	Premiere Global Services, Inc	6,134
16,527	*	Qwest Communications International, Inc	112,384
888	*	Radio One, Inc (Class D)	6,624
242	*	RCN Corp	6,268
400	*	Regent Communications, Inc	1,844
125	*	Saga Communications, Inc (Class A)	1,209
87	*	Salem Communications Corp (Class A)	1,306
1,078	*	SBA Communications Corp	25,236
58		Shenandoah Telecom Co	2,609
383		Sinclair Broadcast Group, Inc (Class A)	3,121
14,438	*	Sirius Satellite Radio, Inc	73,345
300	*	Spanish Broadcasting System, Inc (Class A)	1,659
30,414		Sprint Nextel Corp	785,898
122		SureWest Communications	2,943
211	*	Talk America Holdings, Inc	1,800
1,150		Telephone & Data Systems, Inc (Non-Vote)	45,356
932	*	TiVo, Inc	6,738
748	*	Ubiquitel, Inc	7,555
2,328	*	Univision Communications, Inc (Class A)	80,246
200	*	US Cellular Corp	11,872
250		USA Mobility, Inc	7,120
400		Valor Communications Group, Inc	5,264
31,983		Verizon Communications, Inc	1,089,341
7,835	*	Viacom, Inc	303,998
1,081	*	Wireless Facilities, Inc	4,346
2,740	*	XM Satellite Radio Holdings, Inc	61,020
		TOTAL COMMUNICATIONS	7,016,788
DEPOSITORY INSTITUTIONS - 9.99%
110		1st Source Corp	3,298
96	*	ACE Cash Express, Inc	2,389
127		Alabama National Bancorp	8,687

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
200		Amcore Financial, Inc	$6,324
107	*	AmericanWest Bancorp	2,832
108		Ameris Bancorp	2,512
90		Ames National Corp	2,185
3,934		AmSouth Bancorp	106,415
200		Anchor Bancorp Wisconsin, Inc	6,062
138		Arrow Financial Corp	3,781
1,571		Associated Banc-Corp	53,383
1,046		Astoria Financial Corp	32,384
130		Bancfirst Corp	5,668
823		Bancorpsouth, Inc	19,760
838		Bank Mutual Corp	9,922
50,811		Bank of America Corp	2,313,933
125		Bank of Granite Corp	2,534
600		Bank of Hawaii Corp	31,986
8,510		Bank of New York Co, Inc	306,700
102		Bank of the Ozarks, Inc	3,723
452		BankAtlantic Bancorp, Inc (Class A)	6,504
300		BankFinancial Corp	4,776
400		BankUnited Financial Corp (Class A)	10,816
79		Banner Corp	2,686
5,976		BB&T Corp	234,259
57		Berkshire Hills Bancorp, Inc	1,992
316		BOK Financial Corp	15,026
287		Boston Private Financial Holdings, Inc	9,698
668		Brookline Bancorp, Inc	10,347
74		Camden National Corp	2,842
101		Capital City Bank Group, Inc	3,591
93		Capital Corp of the West	3,415
140		Capitol Bancorp Ltd	6,545
332		Capitol Federal Financial	10,724
142		Cascade Bancorp	4,196
518		Cathay General Bancorp	19,498
600	*	Centennial Bank Holdings, Inc	7,020
121		Center Financial Corp	2,932
311		Central Pacific Financial Corp	11,420
36		Charter Financial Corp	1,370
234		Chemical Financial Corp	7,561
453		Chittenden Corp	13,123
2,151		CIT Group, Inc	115,122
56,780		Citigroup, Inc	2,681,719
86		Citizens & Northern Corp	2,081
600		Citizens Banking Corp	16,110
81		City Bank	3,770
155		City Holding Co	5,702
477		City National Corp	36,629
133		Coastal Financial Corp	1,830
150		CoBiz, Inc	3,090
1,743		Colonial Bancgroup, Inc	43,575
170		Columbia Banking System, Inc	5,688
1,885		Comerica, Inc	109,273
1,815		Commerce Bancorp, Inc	66,520
714		Commerce Bancshares, Inc	36,892
338		Commercial Capital Bancorp, Inc	4,752
400		Community Bank System, Inc	8,932
234		Community Banks, Inc	6,660
139		Community Trust Bancorp, Inc	4,712
1,357		Compass Bancshares, Inc	68,678
200		Corus Bankshares, Inc	11,888

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
600		Cullen/Frost Bankers, Inc	$32,250
560		CVB Financial Corp	9,576
309		Dime Community Bancshares	4,440
257		Downey Financial Corp	17,296
592		East West Bancorp, Inc	22,822
300	*	EuroBancshares, Inc	3,537
331	*	Euronet Worldwide, Inc	12,522
100		Farmers Capital Bank Corp	3,162
245		Fidelity Bankshares, Inc	8,239
5,113		Fifth Third Bancorp	201,248
100		Financial Institutions, Inc	1,889
100		First Bancorp (North Carolina)	2,238
732		First Bancorp (Puerto Rico)	9,048
150		First Busey Corp (Class A)	3,165
300		First Charter Corp	7,410
55		First Citizens Bancshares, Inc (Class A)	10,615
739		First Commonwealth Financial Corp	10,834
130		First Community Bancorp, Inc	7,496
72		First Community Bancshares, Inc	2,303
315		First Financial Bancorp	5,242
189		First Financial Bankshares, Inc	7,239
188		First Financial Corp (Indiana)	5,602
133		First Financial Holdings, Inc	4,216
1,397		First Horizon National Corp	58,185
146		First Indiana Corp	4,073
315		First Merchants Corp	8,354
545		First Midwest Bancorp, Inc	19,931
1,301		First Niagara Financial Group, Inc	19,073
58		First Oak Brook Bancshares, Inc	1,552
100		First Place Financial Corp	2,480
235		First Republic Bank	8,888
156		First State Bancorporation	4,143
208	*	FirstFed Financial Corp	12,440
953		FirstMerit Corp	23,501
485		Flagstar Bancorp, Inc	7,324
150		Flushing Financial Corp	2,619
594		FNB Corp	10,157
53		FNB Corp (Virginia)	1,801
215	*	Franklin Bank Corp	4,134
700		Fremont General Corp	15,092
222		Frontier Financial Corp	7,335
1,852		Fulton Financial Corp	31,854
58		GB&T Bancshares, Inc	1,296
293		Glacier Bancorp, Inc	9,098
400		Gold Banc Corp, Inc	7,328
2,806		Golden West Financial Corp	190,527
104		Great Southern Bancorp, Inc	3,004
543		Greater Bay Bancorp	15,063
246		Hancock Holding Co	11,444
384		Hanmi Financial Corp	6,935
200		Harbor Florida Bancshares, Inc	7,574
288		Harleysville National Corp	6,549
126		Heritage Commerce Corp	3,150
112		Horizon Financial Corp	2,863
6,417		Hudson City Bancorp, Inc	85,282
2,875		Huntington Bancshares, Inc	69,374
125		IBERIABANK Corp	7,071
846		Independence Community Bank Corp	35,261
100		Independent Bank Corp (Massachusetts)	3,215

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
239		Independent Bank Corp (Michigan)	$6,800
161		Integra Bank Corp	3,680
117		Interchange Financial Services Corp	2,223
613		International Bancshares Corp	17,611
400	*	Investors Bancorp, Inc	5,576
771		Investors Financial Services Corp	36,137
300		Irwin Financial Corp	5,799
42		ITLA Capital Corp	2,025
38,410		JPMorgan Chase & Co	1,599,392
227		Kearny Financial Corp	3,117
4,511		Keycorp	166,005
247		KNBT Bancorp, Inc	4,038
120		Lakeland Bancorp, Inc	1,867
46		Lakeland Financial Corp	2,151
807		M&T Bank Corp	92,111
77		Macatawa Bank Corp	2,919
445		MAF Bancorp, Inc	19,478
141		Main Street Banks, Inc	3,649
86		MainSource Financial Group, Inc	1,625
2,535		Marshall & Ilsley Corp	110,475
233		MB Financial, Inc	8,248
200		MBT Financial Corp	3,360
4,673		Mellon Financial Corp	166,359
55		Mercantile Bank Corp	2,151
1,342		Mercantile Bankshares Corp	51,600
200		Mid-State Bancshares	5,886
85		Midwest Banc Holdings, Inc	2,205
1,037		MoneyGram International, Inc	31,857
186		Nara Bancorp, Inc	3,264
6,193		National City Corp	216,136
356		National Penn Bancshares, Inc	7,576
64		NBC Capital Corp	1,468
374		NBT Bancorp, Inc	8,696
505		NetBank, Inc	3,656
2,702		New York Community Bancorp, Inc	47,339
1,211		NewAlliance Bancshares, Inc	17,475
5,273		North Fork Bancorporation, Inc	152,021
84	*	Northern Empire Bancshares	2,121
2,203		Northern Trust Corp	115,658
200		Northwest Bancorp, Inc	4,952
150		OceanFirst Financial Corp	3,675
300	*	Ocwen Financial Corp	3,066
869		Old National Bancorp	18,805
194		Old Second Bancorp, Inc	6,369
100		Omega Financial Corp	3,386
165		Oriental Financial Group, Inc	2,384
528		Pacific Capital Bancorp	17,868
165		Park National Corp	17,573
531		Partners Trust Financial Group, Inc	6,330
64		Peapack Gladstone Financial Corp	1,639
90		Pennfed Financial Services, Inc	1,725
75		Peoples Bancorp, Inc	2,250
615		People’s Bank	20,141
210		PFF Bancorp, Inc	7,079
3,067		PNC Financial Services Group, Inc	206,440
2,972		Popular, Inc	61,699
100		Preferred Bank	5,049
228		PrivateBancorp, Inc	9,460
228		Prosperity Bancshares, Inc	6,888

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
283		Provident Bankshares Corp	$10,315
54		Provident Financial Holdings	1,760
854		Provident Financial Services, Inc	15,457
421		Provident New York Bancorp	5,460
289		R & G Financial Corp (Class B)	3,659
5,113		Regions Financial Corp	179,824
130		Renasant Corp	4,802
115		Republic Bancorp, Inc (Class A) (Kentucky)	2,337
691		Republic Bancorp, Inc (Michigan)	8,320
45		Royal Bancshares of Pennsylvania (Class A)	1,103
300		S&T Bancorp, Inc	10,974
200		S.Y. Bancorp, Inc	5,284
250		Sandy Spring Bancorp, Inc	9,498
121		Santander BanCorp	3,073
72		SCBT Financial Corp	2,526
102		Seacoast Banking Corp of Florida	2,969
122	*	Signature Bank	3,976
108		Simmons First National Corp (Class A)	3,214
1,107		Sky Financial Group, Inc	29,336
700		South Financial Group, Inc	18,305
109		Southside Bancshares, Inc	2,205
94		Southwest Bancorp, Inc	2,091
3,898		Sovereign Bancorp, Inc	85,405
87		State Bancorp, Inc	1,330
3,639		State Street Corp	219,905
119		Sterling Bancorp	2,451
400		Sterling Bancshares, Inc	7,220
320		Sterling Financial Corp (Pennsylvania)	6,989
364		Sterling Financial Corp (Spokane)	10,556
88		Suffolk Bancorp	3,054
122	*	Sun Bancorp, Inc (New Jersey)	2,379
3,919		SunTrust Banks, Inc	285,146
496		Susquehanna Bancshares, Inc	12,782
400	*	SVB Financial Group	21,220
3,516		Synovus Financial Corp	95,248
1,537		TCF Financial Corp	39,578
1,365		TD Banknorth, Inc	40,063
300	*	Texas Capital Bancshares, Inc	7,200
479		Texas Regional Bancshares, Inc (Class A)	14,126
238		TierOne Corp	8,080
109		Tompkins Trustco, Inc	5,248
92		Trico Bancshares	2,605
626		Trustco Bank Corp NY	7,618
491		Trustmark Corp	15,535
940		UCBH Holdings, Inc	17,785
186		UMB Financial Corp	13,063
395		Umpqua Holdings Corp	11,258
69		Union Bankshares Corp	3,154
648		UnionBanCal Corp	45,464
437		United Bankshares, Inc	16,724
335		United Community Banks, Inc	9,430
400		United Community Financial Corp	4,848
121		Univest Corp of Pennsylvania	3,081
19,980		US Bancorp	609,390
126		USB Holding Co, Inc	2,890
1,274		Valley National Bancorp	32,640
83		Vineyard National Bancorp	2,432
77	*	Virginia Commerce Bancorp	2,768
67		Virginia Financial Group, Inc	2,681
1,166		W Holding Co, Inc	9,176
17,608		Wachovia Corp	986,928
1,039		Washington Federal, Inc	25,144
10,752		Washington Mutual, Inc	458,250

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
138		Washington Trust Bancorp, Inc	$3,874
626		Webster Financial Corp	30,336
18,442		Wells Fargo & Co	1,177,891
200		WesBanco, Inc	6,562
177		West Bancorporation, Inc	3,510
200		West Coast Bancorp	5,590
390		Westamerica Bancorporation	20,249
54		Western Sierra Bancorp	2,448
51		Westfield Financial, Inc	1,260
750		Whitney Holding Corp	26,595
800		Wilmington Trust Corp	34,680
167		Wilshire Bancorp, Inc	3,105
248		Wintrust Financial Corp	14,426
400	*	Wright Express Corp	11,220
100		WSFS Financial Corp	6,283
54		Yardville National Bancorp	1,987
1,113		Zions Bancorporation	92,078

		TOTAL DEPOSITORY INSTITUTIONS	15,908,759

EATING AND DRINKING PLACES - 0.96%
208		AFC Enterprises	2,891
929		Applebees International, Inc	22,807
760		Aramark Corp (Class B)	22,450
113	*	BJ’s Restaurants, Inc	3,051
500		Bob Evans Farms, Inc	14,855
937		Brinker International, Inc	39,588
72	*	Buffalo Wild Wings, Inc	2,994
175	*	California Pizza Kitchen, Inc	5,679
545		CBRL Group, Inc	23,931
343	*	CEC Entertainment, Inc	11,532
80	*	Chipotle Mexican Grill, Inc	4,431
622		CKE Restaurants, Inc	10,823
278		Commerce Group, Inc	14,690
1,656		Darden Restaurants, Inc	67,946
400		Domino’s Pizza, Inc	11,420
339	*	Jack in the Box, Inc	14,747
273		Landry’s Restaurants, Inc	9,645
176		Lone Star Steakhouse & Saloon, Inc	5,002
244	*	Luby’s, Inc	3,048
13,801		McDonald’s Corp	474,202
300	*	O’Charleys, Inc	5,538
667		Outback Steakhouse, Inc	29,348
276	*	Panera Bread Co (Class A)	20,750
200	*	Papa John’s International, Inc	6,562
277	*	PF Chang’s China Bistro, Inc	13,653
361	*	Rare Hospitality International, Inc	12,574
150	*	Red Robin Gourmet Burgers, Inc	7,080
661		Ruby Tuesday, Inc	21,205
200	*	Ruth’s Chris Steak House, Inc	4,762
450	*	Ryan’s Restaurant Group, Inc	6,525
702	*	Sonic Corp	24,661
8,460	*	Starbucks Corp	318,434
442	*	Texas Roadhouse, Inc (Class A)	7,554
844	*	The Cheesecake Factory, Inc	31,608
400	*	The Steak N Shake Co	8,440
408		Triarc Cos (Class B)	7,132
1,217		Wendy’s International, Inc	75,527
3,193		Yum! Brands, Inc	156,010
		TOTAL EATING AND DRINKING PLACES	1,523,095

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
EDUCATIONAL SERVICES - 0.17%
1,538	*	Apollo Group, Inc (Class A)	$80,760
1,136	*	Career Education Corp	42,861
942	*	Corinthian Colleges, Inc	13,565
587	*	DeVry, Inc	13,366
191	*	Educate, Inc	1,627
778	*	Education Management Corp	32,365
490	*	ITT Educational Services, Inc	31,385
522	*	Laureate Education, Inc	27,864
100	*	Learning Tree International, Inc	1,212
168		Strayer Education, Inc	17,180
228	*	Universal Technical Institute, Inc	6,863
		TOTAL EDUCATIONAL SERVICES	269,048
ELECTRIC, GAS, AND SANITARY SERVICES - 3.69%
6,975	*	AES Corp	118,994
817		AGL Resources, Inc	29,453
1,721	*	Allegheny Energy, Inc	58,256
338		Allete, Inc	15,751
1,320		Alliant Energy Corp	41,540
2,231	*	Allied Waste Industries, Inc	27,307
2,171		Ameren Corp	108,159
4,160		American Electric Power Co, Inc	141,523
150		American States Water Co	5,604
1,501		Aqua America, Inc	41,758
3,770	*	Aquila, Inc	15,042
846		Atmos Energy Corp	22,275
600		Avista Corp	12,390
446		Black Hills Corp	15,164
148		California Water Service Group	6,667
100		Cascade Natural Gas Corp	1,970
100	*	Casella Waste Systems, Inc (Class A)	1,421
3,172		Centerpoint Energy, Inc	37,842
86		Central Vermont Public Service Corp	1,824
250		CH Energy Group, Inc	12,000
2,236		Cinergy Corp	101,537
162	*	Clean Harbors, Inc	4,807
527		Cleco Corp	11,768
2,309	*	CMS Energy Corp	29,902
100		Connecticut Water Service, Inc	2,622
2,670		Consolidated Edison, Inc	116,145
1,878		Constellation Energy Group, Inc	102,745
1,225	*	Covanta Holding Corp	20,421
3,700		Dominion Resources, Inc	255,411
1,447		DPL, Inc	39,069
1,841		DTE Energy Co	73,806
10,200		Duke Energy Corp	297,330
900		Duquesne Light Holdings, Inc	14,850
148	*	Duratek, Inc	3,241
3,613		Edison International	148,783
7,022		El Paso Corp	84,615
600	*	El Paso Electric Co	11,424
239		Empire District Electric Co	5,311
718		Energen Corp	25,130
1,611		Energy East Corp	39,147
2,282		Entergy Corp	157,321
7,252		Exelon Corp	383,631
3,589		FirstEnergy Corp	175,502
4,246		FPL Group, Inc	170,434
791		Great Plains Energy, Inc	22,267
966		Hawaiian Electric Industries, Inc	26,208

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
447		Idacorp, Inc	$14,536
200		ITC Holdings Corp	5,250
1,908		KeySpan Corp	77,980
1,113		Kinder Morgan, Inc	102,385
200		Laclede Group, Inc	6,884
1,187		MDU Resources Group, Inc	39,705
287		MGE Energy, Inc	9,523
93		Middlesex Water Co	1,761
860		National Fuel Gas Co	28,139
300		New Jersey Resources Corp	13,575
431		Nicor, Inc	17,050
3,115		NiSource, Inc	62,985
1,492		Northeast Utilities	29,139
333		Northwest Natural Gas Co	11,818
379		NorthWestern Corp	11,802
1,450	*	NRG Energy, Inc	65,569
1,104		NSTAR	31,585
983		OGE Energy Corp	28,507
1,227		Oneok, Inc	39,571
100		Ormat Technologies, Inc	3,810
300		Otter Tail Corp	8,607
426		Peoples Energy Corp	15,183
1,997		Pepco Holdings, Inc	45,512
3,808		PG&E Corp	148,131
933		Piedmont Natural Gas Co, Inc	22,383
1,096		Pinnacle West Capital Corp	42,854
681		PNM Resources, Inc	16,616
4,182		PPL Corp	122,951
600	v*	Progress Energy Inc (Cvo)	6
2,686		Progress Energy, Inc	118,130
2,715		Public Service Enterprise Group, Inc	173,869
1,370		Puget Energy, Inc	29,017
945		Questar Corp	66,197
3,326	*	Reliant Energy, Inc	35,189
1,550		Republic Services, Inc	65,891
1,289		SCANA Corp	50,580
2,850		Sempra Energy	132,411
2,073	*	Sierra Pacific Resources	28,628
138		SJW Corp	3,705
260		South Jersey Industries, Inc	7,090
8,069		Southern Co	264,421
1,008		Southern Union Co	25,029
398		Southwest Gas Corp	11,124
129		Southwest Water Co	2,056
1,884	*	Southwestern Energy Co	60,646
469	*	Stericycle, Inc	31,714
2,190		TECO Energy, Inc	35,303
5,296		TXU Corp	237,049
1,162		UGI Corp	24,483
154		UIL Holdings Corp	8,062
365		Unisource Energy Corp	11,133
807		Vectren Corp	21,289
550	*	Waste Connections, Inc	21,896
688	*	Waste Services, Inc	2,167
1,015		Westar Energy, Inc	21,122
599		Western Gas Resources, Inc	28,902
514		WGL Holdings, Inc	15,636
6,135		Williams Cos, Inc	131,228
1,298		Wisconsin Energy Corp	51,907

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
500		WPS Resources Corp	$24,610
4,263		Xcel Energy, Inc	77,373
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,880,041
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.61%
153		A.O. Smith Corp	8,078
200	*	Actel Corp	3,188
580		Acuity Brands, Inc	23,200
1,296	*	ADC Telecommunications, Inc	33,165
632		Adtran, Inc	16,546
218	*	Advanced Energy Industries, Inc	3,080
5,205	*	Advanced Micro Devices, Inc	172,598
1,910	*	Agere Systems, Inc	28,726
600	*	Airspan Networks, Inc	4,050
4,148	*	Altera Corp	85,615
1,773		American Power Conversion Corp	40,974
259	*	American Superconductor Corp	2,940
632	*	AMIS Holdings, Inc	5,726
1,105	*	Amkor Technology, Inc	9,547
932		Amphenol Corp (Class A)	48,632
4,068		Analog Devices, Inc	155,764
200	*	Anaren, Inc	3,894
3,565	*	Applied Micro Circuits Corp	14,510
92		Applied Signal Technology, Inc	1,824
1,300	*	Arris Group, Inc	17,888
300	*	Artesyn Technologies, Inc	3,285
367	*	Atheros Communications, Inc	9,612
4,854	*	Atmel Corp	22,911
257	*	Audible, Inc	2,701
484		AVX Corp	8,567
353		Baldor Electric Co	11,956
100		Bel Fuse, Inc (Class B)	3,503
500	*	Benchmark Electronics, Inc	19,175
4,540	*	Broadcom Corp (Class A)	195,946
3,295	*	Brocade Communications Systems, Inc	22,011
200		C&D Technologies, Inc	1,848
300	*	C-COR, Inc	2,622
500	*	Checkpoint Systems, Inc	13,440
5,973	*	Ciena Corp	31,119
70,585	*	Cisco Systems, Inc	1,529,577
200	*	Color Kinetics, Inc	4,236
330	*	Comtech Telecommunications Corp	9,626
2,113	*	Comverse Technology, Inc	49,719
5,030	*	Conexant Systems, Inc	17,354
884	*	Cree, Inc	29,004
300		CTS Corp	4,014
1,312	*	Cypress Semiconductor Corp	22,238
179	*	Diodes, Inc	7,429
273	*	Ditech Communications Corp	2,853
289	*	DSP Group, Inc	8,384
300	*	Electro Scientific Industries, Inc	6,639
4,507		Emerson Electric Co	376,920
72	*	EndWave Corp	1,058
695	*	Energizer Holdings, Inc	36,835
248	*	Energy Conversion Devices, Inc	12,197
481	*	EnerSys	6,638
423	*	Evergreen Solar, Inc	6,514
520	*	Exar Corp	7,426
81	*	Excel Technology, Inc	2,387
1,414	*	Fairchild Semiconductor International, Inc	26,965
234		Franklin Electric Co, Inc	12,788
4,343	*	Freescale Semiconductor, Inc (Class B)	120,605

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
115,684		General Electric Co	$4,023,490
480	*	Genesis Microchip, Inc	8,179
254	*	Genlyte Group, Inc	17,308
721	*	Glenayre Technologies, Inc	3,785
1,200	*	GrafTech International Ltd	7,320
269	*	Greatbatch, Inc	5,894
711		Harman International Industries, Inc	79,013
1,008	*	Harmonic, Inc	6,421
1,502		Harris Corp	71,030
790	*	Hexcel Corp	17,356
9,319		Honeywell International, Inc	398,574
378	*	Hutchinson Technology, Inc	11,404
400		Imation Corp	17,164
2,142	*	Integrated Device Technology, Inc	31,830
200	*	Integrated Silicon Solutions, Inc	1,328
64,325		Intel Corp	1,244,689
938	*	International DisplayWorks, Inc	6,144
735	*	International Rectifier Corp	30,451
1,618		Intersil Corp (Class A)	46,793
200		Inter-Tel, Inc	4,288
359	*	InterVoice, Inc	3,091
400	*	Ionatron, Inc	5,404
257	*	IXYS Corp	2,370
1,791	*	Jabil Circuit, Inc	76,762
16,763	*	JDS Uniphase Corp	69,902
789	*	Kemet Corp	7,472
248	*	Komag, Inc	11,805
731	*	Kopin Corp	3,662
1,326		L-3 Communications Holdings, Inc	113,758
800	*	Lattice Semiconductor Corp	5,328
400	*	Leadis Technology, Inc	2,272
3,435		Linear Technology Corp	120,500
200	*	Littelfuse, Inc	6,826
176	*	LoJack Corp	4,220
131		LSI Industries, Inc	2,232
4,112	*	LSI Logic Corp	47,535
47,829	*	Lucent Technologies, Inc	145,878
3,670		Maxim Integrated Products, Inc	136,341
2,941	*	Maxtor Corp	28,116
894		Maytag Corp	19,069
1,464	*	MEMC Electronic Materials, Inc	54,051
300		Methode Electronics, Inc	3,267
560	*	Micrel, Inc	8,299
2,234		Microchip Technology, Inc	81,094
6,867	*	Micron Technology, Inc	101,082
600	*	Microsemi Corp	17,466
1,000	*	Microtune, Inc	5,220
1,511		Molex, Inc	50,165
300	*	Monolithic Power Systems, Inc	5,592
360	*	Moog, Inc	12,776
26,729		Motorola, Inc	612,361
60	*	Multi-Fineline Electronix, Inc	3,509
43		National Presto Industries, Inc	2,114
3,736		National Semiconductor Corp	104,010
200	*	Netlogic Microsystems, Inc	8,242
555	*	Novatel Wireless, Inc	4,967
1,866	*	Nvidia Corp	106,847
534	*	Omnivision Technologies, Inc	16,127
1,689	*	ON Semiconductor Corp	12,262
123	*	Oplink Communications Inc	2,133

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
157		Park Electrochemical Corp	$4,632
200	*	Pericom Semiconductor Corp	1,972
500	*	Photronics, Inc	9,380
363	*	Pixelworks, Inc	1,804
472		Plantronics, Inc	16,723
400	*	Plexus Corp	15,028
515	*	Plug Power, Inc	2,575
410	*	PLX Technology, Inc	5,146
1,900	*	PMC - Sierra, Inc	23,351
1,022	*	Polycom, Inc	22,157
61	*	Powell Industries, Inc	1,329
270	*	Power Integrations, Inc	6,691
1,100	*	Power-One, Inc	7,920
1,294	*	Powerwave Technologies, Inc	17,456
1,596	*	QLogic Corp	30,883
17,834		Qualcomm, Inc	902,579
200		Regal-Beloit Corp	8,454
1,976	*	RF Micro Devices, Inc	17,092
162	*	Rofin-Sinar Technologies, Inc	8,769
5,316	*	Sanmina-SCI Corp	21,796
733	*	Semtech Corp	13,113
383	*	Sigmatel, Inc	3,347
1,131	*	Silicon Image, Inc	11,661
502	*	Silicon Laboratories, Inc	27,585
1,350	*	Silicon Storage Technology, Inc	5,913
1,872	*	Skyworks Solutions, Inc	12,711
542	*	SonicWALL, Inc	3,843
350	*	Spansion, Inc	5,180
100		Spectralink Corp	1,255
456	*	Spectrum Brands, Inc	9,904
300	*	Standard Microsystems Corp	7,794
100		Standard Motor Products, Inc	888
100	*	Sunpower Corp	3,816
100	*	Supertex, Inc	3,762
1,936	*	Sycamore Networks, Inc	9,099
396	*	Symmetricom, Inc	3,386
172	*	Synaptics, Inc	3,782
500		Technitrol, Inc	11,990
595	*	Tekelec	8,229
285	*	Teledyne Technologies, Inc	10,146
358		Teleflex, Inc	25,644
600	*	Telkonet, Inc	2,550
5,056	*	Tellabs, Inc	80,390
1,900	*	Terayon Communication Systems, Inc	3,477
466	*	Tessera Technologies, Inc	14,949
18,081		Texas Instruments, Inc	587,090
625	*	Thomas & Betts Corp	32,113
1,105	*	Transwitch Corp	2,873
598	*	Trident Microsystems, Inc	17,378
1,402	*	Triquint Semiconductor, Inc	6,898
433	*	TTM Technologies, Inc	6,274
149	*	Ultralife Batteries, Inc	1,915
100		United Industrial Corp	6,093
100	*	Universal Display Corp	1,438
100	*	Universal Electronics, Inc	1,770
1,002	*	Utstarcom, Inc	6,303
521	*	Valence Technology, Inc	1,297
248	*	Vasco Data Security International	2,029
219	*	Viasat, Inc	6,274
200		Vicor Corp	3,946

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
300	*	Virage Logic Corp	$3,237
1,793	*	Vishay Intertechnology, Inc	25,532
2,600	*	Vitesse Semiconductor Corp	9,308
159	*	Volterra Semiconductor Corp	3,035
347		Warner Music Group Corp	7,526
466	*	Westell Technologies, Inc	1,897
645		Whirlpool Corp	58,998
371		Woodward Governor Co	12,336
3,887		Xilinx, Inc	98,963
255	*	Zhone Technologies, Inc	683
437	*	Zoran Corp	9,562
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	13,711,554
ENGINEERING AND MANAGEMENT SERVICES - 0.55%
188	*	Advisory Board Co	10,485
276	*	Albany Molecular Research, Inc	2,804
300	*	American Dental Partners, Inc	4,050
410		Arbitron, Inc	13,866
492	*	Arena Pharmaceuticals, Inc	8,910
854	*	CBIZ, Inc	6,832
1,580	*	Ceridian Corp	40,211
788	*	Charles River Laboratories International, Inc	38,628
437		Corporate Executive Board Co	44,093
667	*	Covance, Inc	39,186
500	*	CV Therapeutics, Inc	11,040
728	*	deCODE genetics, Inc	6,312
300	*	DiamondCluster International, Inc	3,210
938	*	Digitas, Inc	13,507
180	*	Essex Corp	3,964
753	*	Exelixis, Inc	9,044
86	*	Exponent, Inc	2,722
100	*	Forrester Research, Inc	2,232
600	*	FuelCell Energy, Inc	6,882
739	*	Gartner, Inc (Class A)	10,309
100	*	Geo Group, Inc	3,334
252		Gevity HR, Inc	6,164
178	*	Greenfield Online, Inc	1,066
410	*	Hewitt Associates, Inc	12,193
109	*	Horizon Health Corp	2,158
70	*	Huron Consulting Group, Inc	2,120
2,243		IMS Health, Inc	57,802
664	*	KFX, Inc	12,085
84		Landauer, Inc	4,218
120	*	Layne Christensen Co	4,022
139	*	LECG Corp	2,679
241		MAXIMUS, Inc	8,671
317	*	Maxygen, Inc	2,625
169	*	Medis Technologies Ltd	3,943
60	*	MTC Technologies, Inc	1,679
1,500	*	Nanogen, Inc	4,530
440	*	Navigant Consulting, Inc	9,394
100	*	Netratings, Inc	1,325
471	*	Nuvelo, Inc	8,393
270	*	Parexel International Corp	7,139
3,708		Paychex, Inc	154,475
367	*	Per-Se Technologies, Inc	9,784
1,098		Pharmaceutical Product Development, Inc	38,002
300	*	PRG-Schultz International, Inc	183
1,768		Quest Diagnostics, Inc	90,698
560	*	Regeneron Pharmaceuticals, Inc	9,313
514	*	Resources Connection, Inc	12,804
219	*	Senomyx, Inc	3,605
282	*	SFBC International, Inc	6,875
821	*	Shaw Group, Inc	24,958
800	*	Spatialight, Inc	2,832
299	*	Symyx Technologies, Inc	8,294

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
391	*	Syntroleum Corp	$3,234
321		Talx Corp	9,142
677	*	Tetra Tech, Inc	12,924
431	*	URS Corp	17,348
263		Washington Group International, Inc	15,094
512		Watson Wyatt & Co Holdings	16,681

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	870,073

FABRICATED METAL PRODUCTS - 0.35%
391	*	Alliant Techsystems, Inc	30,173
1,163		Ball Corp	50,974
240		Barnes Group, Inc	9,720
315	*	Blount International, Inc	5,075
170		CIRCOR International, Inc	4,964
132	*	Commercial Vehicle Group, Inc	2,536
593		Crane Co	24,319
1,891	*	Crown Holdings, Inc	33,546
130	*	Drew Industries, Inc	4,622
258	*	Global Power Equipment Group, Inc	993
420	*	Griffon Corp	10,433
2,760		Illinois Tool Works, Inc	265,816
400	*	Mobile Mini, Inc	12,368
260	*	NCI Building Systems, Inc	15,540
78		Robbins & Myers, Inc	1,685
240	*	RTI International Metals, Inc	13,164
200		Silgan Holdings, Inc	8,034
400		Simpson Manufacturing Co, Inc	17,320
657		Snap-On, Inc	25,045
100		Standex International Corp	3,166
200		Sturm Ruger & Co, Inc	1,596
812	*	Taser International, Inc	8,599
154		Valmont Industries, Inc	6,474
255		Watts Water Technologies, Inc (Class A)	9,267

		TOTAL FABRICATED METAL PRODUCTS	565,429

FOOD AND KINDRED PRODUCTS - 3.74%
22,599		Altria Group, Inc	1,601,365
200		American Italian Pasta Co (Class A)	1,252
8,410		Anheuser-Busch Cos, Inc	359,696
7,144		Archer Daniels Midland Co	240,396
100	*	Boston Beer Co, Inc (Class A)	2,601
2,539		Campbell Soup Co	82,264
77		Coca-Cola Bottling Co Consolidated	3,542
22,724		Coca-Cola Co	951,454
3,184		Coca-Cola Enterprises, Inc	64,763
5,574		ConAgra Foods, Inc	119,618
1,994	*	Constellation Brands, Inc (Class A)	49,950
918		Corn Products International, Inc	27,145
588	*	Darling International, Inc	2,752
1,619	*	Dean Foods Co	62,866
2,062		Del Monte Foods Co	24,455
200		Farmer Bros Co	4,460
635		Flowers Foods, Inc	18,860
3,160		General Mills, Inc	160,149
546	*	Gold Kist, Inc	6,901
100	*	Green Mountain Coffee Roasters, Inc	3,972
3,801		H.J. Heinz Co	144,134
317	*	Hain Celestial Group, Inc	8,302
180	*	Hansen Natural Corp	22,689
1,169	*	Hercules, Inc	16,132
1,836		Hershey Co	95,894
858		Hormel Foods Corp	29,000
192		J&J Snack Foods Corp	6,449
572		J.M. Smucker Co	22,708

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
2,650		Kellogg Co	$116,706
2,749		Kraft Foods, Inc (Class A)	83,322
317		Lancaster Colony Corp	13,314
400		Lance, Inc	9,000
107	*	M&F Worldwide Corp	1,528
1,548		McCormick & Co, Inc (Non-Vote)	52,415
481		Molson Coors Brewing Co (Class B)	33,006
149	*	Peet’s Coffee & Tea, Inc	4,470
1,476		Pepsi Bottling Group, Inc	44,856
735		PepsiAmericas, Inc	17,971
18,309		PepsiCo, Inc	1,058,077
208		Pilgrim’s Pride Corp	4,507
275	*	Ralcorp Holdings, Inc	10,464
110		Reddy Ice Holdings, Inc	2,443
189		Sanderson Farms, Inc	4,234
8,526		Sara Lee Corp	152,445
4		Seaboard Corp	6,376
859	*	Smithfield Foods, Inc	25,203
338		Tootsie Roll Industries, Inc	9,893
323	*	TreeHouse Foods, Inc	8,576
2,559		Tyson Foods, Inc (Class A)	35,161
1,882		Wrigley (Wm.) Jr Co	120,448

		TOTAL FOOD AND KINDRED PRODUCTS	5,948,184

FOOD STORES - 0.26%
4,061		Albertson’s, Inc	104,246
15		Arden Group, Inc (Class A)	1,394
174		Great Atlantic & Pacific Tea Co, Inc	6,078
100		Ingles Markets, Inc (Class A)	1,782
587	*	Krispy Kreme Doughnuts, Inc	5,271
7,908		Kroger Co	161,007
200	*	Pantry, Inc	12,478
545	*	Pathmark Stores, Inc	5,701
300		Ruddick Corp	7,293
100	*	Smart & Final, Inc	1,639
200		Weis Markets, Inc	8,914
1,532		Whole Foods Market, Inc	101,786
261	*	Wild Oats Markets, Inc	5,306

		TOTAL FOOD STORES	422,895

FORESTRY - 0.12%
2,666		Weyerhaeuser Co	193,098

		TOTAL FORESTRY	193,098

FURNITURE AND FIXTURES - 0.40%
100		Bassett Furniture Industries, Inc	1,995
761	*	BE Aerospace, Inc	19,116
369		Ethan Allen Interiors, Inc	15,505
642		Furniture Brands International, Inc	15,735
800		Herman Miller, Inc	25,928
585		Hillenbrand Industries, Inc	32,169
619		HNI Corp	36,521
64		Hooker Furniture Corp	1,210
400	*	Interface, Inc (Class A)	5,524
2,097		Johnson Controls, Inc	159,225
300		Kimball International, Inc (Class B)	4,512
200		Knoll, Inc	4,264
500		La-Z-Boy, Inc	8,500
2,192		Leggett & Platt, Inc	53,419
4,785		Masco Corp	155,465
3,107		Newell Rubbermaid, Inc	78,265
387	*	Select Comfort Corp	15,306

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
94		Stanley Furniture Co, Inc	$2,750
455	*	Tempur-Pedic International, Inc	6,438

		TOTAL FURNITURE AND FIXTURES	641,847

FURNITURE AND HOMEFURNISHINGS STORES - 0.39%
3,211	*	Bed Bath & Beyond, Inc	123,302
4,408		Best Buy Co, Inc	246,539
1,868		Circuit City Stores, Inc	45,729
100	*	Conn’s, Inc	3,416
227	*	Cost Plus, Inc	3,882
550	*	GameStop Corp	25,927
259	*	Guitar Center, Inc	12,354
166		Haverty Furniture Cos, Inc	2,382
573	*	Mohawk Industries, Inc	46,253
255		Movie Gallery, Inc	770
1,075		Pier 1 Imports, Inc	12,481
1,547		RadioShack Corp	29,749
164	*	Restoration Hardware, Inc	933
525		Steelcase, Inc (Class A)	9,450
304	*	The Bombay Co, Inc	1,003
200	*	Trans World Entertainment Corp	1,114
1,222		Williams-Sonoma, Inc	51,813

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	617,097

GENERAL BUILDING CONTRACTORS - 0.45%
39	*	Avatar Holdings, Inc	2,379
477		Beazer Homes USA, Inc	31,339
139		Brookfield Homes Corp	7,209
82	*	California Coastal Communities, Inc	3,042
1,419		Centex Corp	87,964
200	*	Comstock Homebuilding Cos, Inc	2,202
2,879		DR Horton, Inc	95,640
374	*	Hovnanian Enterprises, Inc (Class A)	16,430
857		KB Home	55,688
1,482		Lennar Corp (Class A)	89,483
111		M/I Homes, Inc	5,217
200	v*	Mascotech (Escrow)	—
338		MDC Holdings, Inc	21,737
264	*	Meritage Homes Corp	14,509
57	*	NVR, Inc	42,120
173	*	Perini Corp	5,254
2,340		Pulte Homes, Inc	89,903
506		Ryland Group, Inc	35,116
670		Standard-Pacific Corp	22,525
155		Technical Olympic USA, Inc	3,154
1,120	*	Toll Brothers, Inc	38,786
382		Walter Industries, Inc	25,449
402	*	WCI Communities, Inc	11,184
45	*	William Lyon Homes, Inc	4,306

		TOTAL GENERAL BUILDING CONTRACTORS	710,636

GENERAL MERCHANDISE STORES - 1.77%
521	*	99 Cents Only Stores	7,065
1,248	*	Big Lots, Inc	17,422
797	*	BJ’s Wholesale Club, Inc	25,113
5,211		Costco Wholesale Corp	282,228
833		Dillard’s, Inc (Class A)	21,691
3,656		Dollar General Corp	64,602
1,155	*	Dollar Tree Stores, Inc	31,959
1,605		Family Dollar Stores, Inc	42,693
2,952		Federated Department Stores, Inc	215,496
480		Fred’s, Inc	6,365

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
2,247		JC Penney Co, Inc	$135,741
298	*	Retail Ventures, Inc	4,369
1,433		Saks, Inc	27,657
9,665		Target Corp	502,677
5,285		TJX Cos, Inc	131,174
228		Tuesday Morning Corp	5,265
27,433		Wal-Mart Stores, Inc	1,295,935

		TOTAL GENERAL MERCHANDISE STORES	2,817,452

HEALTH SERVICES - 0.94%
107	*	Alliance Imaging, Inc	689
316	*	Allied Healthcare International, Inc	1,533
216	*	Amedisys, Inc	7,506
112	*	America Service Group, Inc	1,459
2,228		AmerisourceBergen Corp	107,546
282	*	Amsurg Corp	6,399
575	*	Apria Healthcare Group, Inc	13,214
600	*	Array Biopharma, Inc	5,484
300	*	Bio-Reference Labs, Inc	5,412
200		Brookdale Senior Living, Inc	7,550
4,998		Caremark Rx, Inc	245,802
1,013	*	Community Health Systems, Inc	36,620
1,769	*	Coventry Health Care, Inc	95,491
1,056	*	DaVita, Inc	63,582
242	*	Enzo Biochem, Inc	3,267
228	*	Genesis HealthCare Corp	10,018
285	*	Gentiva Health Services, Inc	5,190
4,492		HCA, Inc	205,689
2,607		Health Management Associates, Inc (Class A)	56,233
352	*	Healthways, Inc	17,931
500		Hooper Holmes, Inc	1,445
302	*	Kindred Healthcare, Inc	7,595
1,423	*	Laboratory Corp of America Holdings	83,217
216		LCA-Vision, Inc	10,824
580	*	LifePoint Hospitals, Inc	18,038
1,018	*	Lincare Holdings, Inc	39,661
286	*	Magellan Health Services, Inc	11,574
919		Manor Care, Inc	40,758
164	*	Medcath Corp	3,136
3,287	*	Medco Health Solutions, Inc	188,082
100		National Healthcare Corp	4,008
336	*	Odyssey HealthCare, Inc	5,783
187		Option Care, Inc	2,644
259	*	Orchid Cellmark, Inc	1,487
800	*	PainCare Holdings, Inc	1,528
257	*	Pediatrix Medical Group, Inc	26,378
610	*	Psychiatric Solutions, Inc	20,209
117	*	Radiation Therapy Services, Inc	2,985
300	*	RehabCare Group, Inc	5,655
183	*	Symbion, Inc	4,145
5,068	*	Tenet Healthcare Corp	37,402
969	*	Triad Hospitals, Inc	40,601
123	*	U.S. Physical Therapy, Inc	2,105
448	*	United Surgical Partners International, Inc	15,864
500		Universal Health Services, Inc (Class B)	25,395
121	*	VistaCare, Inc (Class A)	1,876

		TOTAL HEALTH SERVICES	1,499,010

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.11%
596	*	Dycom Industries, Inc	12,665
915		Fluor Corp	78,507
396		Granite Construction, Inc	19,277

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
400	*	Insituform Technologies, Inc (Class A)	$10,640
598	*	Jacobs Engineering Group, Inc	51,871

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	172,960

HOLDING AND OTHER INVESTMENT OFFICES - 3.33%
300	*	4Kids Entertainment, Inc	5,157
700		Aames Investment Corp	3,976
400		Acadia Realty Trust	9,420
263		Affordable Residential Communities	2,762
79		Agree Realty Corp	2,536
28	*	Alexander’s, Inc	8,092
270		Alexandria Real Estate Equities, Inc	25,739
881		AMB Property Corp	47,812
131		American Campus Communities, Inc	3,394
1,246		American Capital Strategies Ltd	43,809
1,336		American Financial Realty Trust	15,564
369		American Home Mortgage Investment Corp	11,516
1,180		Annaly Mortgage Management, Inc	14,325
503		Anthracite Capital, Inc	5,523
734		Anworth Mortgage Asset Corp	5,769
964		Apartment Investment & Management Co (Class A)	45,212
563		Apollo Investment Corp	10,027
134		Arbor Realty Trust, Inc	3,617
2,301		Archstone-Smith Trust	112,220
696		Arden Realty, Inc	31,410
410		Ares Capital Corp	7,044
367		Ashford Hospitality Trust, Inc	4,551
811		AvalonBay Communities, Inc	88,480
199		Bedford Property Investors	5,359
430		BioMed Realty Trust, Inc	12,745
1,232		Boston Properties, Inc	114,884
191	*	Boykin Lodging Co	2,156
918		Brandywine Realty Trust	29,156
500		BRE Properties, Inc (Class A)	28,000
526		Camden Property Trust	37,898
241		Capital Lease Funding, Inc	2,673
47		Capital Southwest Corp	4,489
200		Capital Trust, Inc	6,224
603		CarrAmerica Realty Corp	26,900
529		CBL & Associates Properties, Inc	22,456
400		Cedar Shopping Centers, Inc	6,336
65		CentraCore Properties Trust	1,628
65		Cherokee, Inc	2,618
370		Choice Hotels International, Inc	16,939
487		Colonial Properties Trust	24,413
300		Columbia Equity Trust, Inc	5,274
613		Commercial Net Lease Realty, Inc	14,283
306		Corporate Office Properties Trust	13,996
426		Cousins Properties, Inc	14,241
820		Crescent Real Estate Equities Co	17,277
300		Deerfield Triarc Capital Corp	4,047
1,155		Developers Diversified Realty Corp	63,236
265		DiamondRock Hospitality Co	3,660
200		Digital Realty Trust, Inc	5,634
300	*	Dolby Laboratories, Inc (Class A)	6,270
179	*	DTS, Inc	3,519
1,518		Duke Realty Corp	57,608
231		EastGroup Properties, Inc	10,959
592		ECC Capital Corp	900
231		Education Realty Trust, Inc	3,534
32	*	Enstar Group, Inc	2,872
300		Entertainment Properties Trust	12,594
587		Equity Inns, Inc	9,509
238		Equity Lifestyle Properties, Inc	11,841

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
4,199		Equity Office Properties Trust	$141,002
300		Equity One, Inc	7,368
3,130		Equity Residential	146,453
232		Essex Property Trust, Inc	25,225
330		Extra Space Storage, Inc	5,673
570		Federal Realty Investment Trust	42,864
628		FelCor Lodging Trust, Inc	13,251
516		Fieldstone Investment Corp	6,089
500		First Industrial Realty Trust, Inc	21,345
172		First Potomac Realty Trust	4,859
1,402		Friedman Billings Ramsey Group, Inc	13,151
1,875		General Growth Properties, Inc	91,631
164		Getty Realty Corp	4,772
81		Gladstone Capital Corp	1,746
344		Glenborough Realty Trust, Inc	7,482
511		Glimcher Realty Trust	14,512
158		Global Signal, Inc	7,774
300		GMH Communities Trust	3,492
400		Government Properties Trust, Inc	3,816
143		Gramercy Capital Corp	3,565
400		Harris & Harris Group, Inc	5,580
1,524		Health Care Property Investors, Inc	43,282
662		Health Care REIT, Inc	25,222
605		Healthcare Realty Trust, Inc	22,615
365		Heritage Property Investment Trust	14,450
768		Highland Hospitality Corp	9,761
629		Highwoods Properties, Inc	21,216
382		Home Properties, Inc	19,520
800		HomeBanc Corp	7,032
784		Hospitality Properties Trust	34,237
3,724		Host Marriott Corp	79,694
2,100		HRPT Properties Trust	24,654
182		IHOP Corp	8,725
862		IMPAC Mortgage Holdings, Inc	8,310
710		Inland Real Estate Corp	11,580
450		Innkeepers U.S.A. Trust	7,628
500	*	Interdigital Communications Corp	12,260
678		Investors Real Estate Trust	6,468
1,900		iShares Russell 2000 Index Fund	144,400
1,100		iShares Russell Midcap Index Fund	104,137
1,326		iStar Financial, Inc	50,759
140		JER Investors Trust, Inc	2,327
306		Kilroy Realty Corp	23,642
2,100		Kimco Realty Corp	85,344
205		Kite Realty Group Trust	3,270
400		KKR Financial Corp	8,972
388		LaSalle Hotel Properties	15,908
576		Lexington Corporate Properties Trust	12,010
1,000		Liberty Property Trust	47,160
249		LTC Properties, Inc	5,792
388		Luminent Mortgage Capital, Inc	3,147
740		Macerich Co	54,723
688		Mack-Cali Realty Corp	33,024
524	*	Macrovision Corp	11,607
361		Maguire Properties, Inc	13,177
505		MCG Capital Corp	7,126
1,128	*	MeriStar Hospitality Corp	11,709
808		MFA Mortgage Investments, Inc	5,131
261		Mid-America Apartment Communities, Inc	14,290
593		Mills Corp	16,604
436	*	MIPS Technologies, Inc	3,253
400		MortgageIT Holdings, Inc	4,332
200		National Health Investors, Inc	5,080
800		Nationwide Health Properties, Inc	17,200
495		New Century Financial Corp	22,780
1,216		New Plan Excel Realty Trust	31,543

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
463		Newcastle Investment Corp	$11,075
200		Newkirk Realty Trust, Inc	3,618
300		NGP Capital Resources Co	4,080
300		NorthStar Realty Finance Corp	3,285
266		Novastar Financial, Inc	8,895
493		Omega Healthcare Investors, Inc	6,912
300		Opteum, Inc	2,568
588		Origen Financial, Inc	3,575
468		Pan Pacific Retail Properties, Inc	33,181
149		Parkway Properties, Inc	6,508
385		Pennsylvania Real Estate Investment Trust	16,940
61	*	Pico Holdings, Inc	2,006
500		Post Properties, Inc	22,250
420		Potlatch Corp	17,993
420	*	Price Communications Corp	7,430
2,643		Prologis	141,401
235		PS Business Parks, Inc	13,141
898		Public Storage, Inc	72,945
298		RAIT Investment Trust	8,416
1,122	*	Rambus, Inc	44,139
113		Ramco-Gershenson Properties	3,421
834		Rayonier, Inc	38,022
900		Realty Income Corp	21,789
863		Reckson Associates Realty Corp	39,543
209		Redwood Trust, Inc	9,054
757		Regency Centers Corp	50,863
270		Republic Property Trust	3,178
168		Royal Gold, Inc	6,080
200		Saul Centers, Inc	8,782
712		Saxon Capital, Inc	7,433
630		Senior Housing Properties Trust	11,403
533		Shurgard Storage Centers, Inc (Class A)	35,514
1,875		Simon Property Group, Inc	157,763
192		Sizeler Property Investors, Inc	2,834
431		SL Green Realty Corp	43,747
187		Sovran Self Storage, Inc	10,322
9,300		SPDR Trust Series 1	1,207,419
715		Spirit Finance Corp	8,723
500		Strategic Hotel Capital, Inc	11,640
136		Sun Communities, Inc	4,808
400		Sunstone Hotel Investors, Inc	11,588
147	*	SurModics, Inc	5,198
290		Tanger Factory Outlet Centers, Inc	9,979
510		Taubman Centers, Inc	21,252
1,196		Thornburg Mortgage, Inc	32,364
231		Town & Country Trust	9,376
977		Trizec Properties, Inc	25,138
620		Trustreet Properties, Inc	9,418
1,487		United Dominion Realty Trust, Inc	42,439
100		Universal Health Realty Income Trust	3,653
213		Urstadt Biddle Properties, Inc (Class A)	3,834
299		U-Store-It Trust	6,025
1,100		Ventas, Inc	36,498
1,297		Vornado Realty Trust	124,512
444		Washington Real Estate Investment Trust	16,126
842		Weingarten Realty Investors	34,312
100		Winston Hotels, Inc	1,137

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,306,379

HOTELS AND OTHER LODGING PLACES - 0.38%
226		Ameristar Casinos, Inc	5,829
370	*	Aztar Corp	15,536
447		Boyd Gaming Corp	22,323
424	*	Gaylord Entertainment Co	19,241

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
300	*	Great Wolf Resorts, Inc	$3,477
4,092		Hilton Hotels Corp	104,182
162	*	Isle of Capri Casinos, Inc	5,391
300	*	Las Vegas Sands Corp	16,998
300	*	Lodgian, Inc	4,167
1,941		Marriott International, Inc (Class A)	133,153
1,316	*	MGM Mirage	56,706
190	*	Morgans Hotel Group Co	3,355
2,333	*	Starwood Hotels & Resorts Worldwide, Inc	158,014
589		Station Casinos, Inc	46,749
278	*	Vail Resorts, Inc	10,625

		TOTAL HOTELS AND OTHER LODGING PLACES	605,746

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.59%
4,200	*	3Com Corp	21,504
128	*	3D Systems Corp	2,735
8,368		3M Co	633,374
86		Aaon, Inc	2,056
282		Actuant Corp	17,264
900	*	Adaptec, Inc	4,977
652	*	Advanced Digital Information Corp	5,725
961	*	AGCO Corp	19,931
301		Albany International Corp (Class A)	11,465
2,011		American Standard Cos, Inc	86,191
8,990	*	Apple Computer, Inc	563,853
101	*	Applied Films Corp	1,962
18,132		Applied Materials, Inc	317,491
200	*	Astec Industries, Inc	7,180
140	*	ASV, Inc	4,511
800	*	Asyst Technologies, Inc	8,328
484	*	Avocent Corp	15,362
900	*	Axcelis Technologies, Inc	5,274
839		Black & Decker Corp	72,901
195	*	Blue Coat Systems, Inc	4,239
547		Briggs & Stratton Corp	19,347
693	*	Brooks Automation, Inc	9,868
300		Bucyrus International, Inc (Class A)	14,457
339		Carlisle Cos, Inc	27,730
126		Cascade Corp	6,659
7,478		Caterpillar, Inc	536,995
1,000	*	Cirrus Logic, Inc	8,480
540		Clarcor, Inc	19,224
300	*	Coinstar, Inc	7,773
491		Cummins, Inc	51,604
400	*	Cymer, Inc	18,176
2,706		Deere & Co	213,909
25,217	*	Dell, Inc	750,458
772		Diebold, Inc	31,729
400	*	Digi International, Inc	4,668
818		Donaldson Co, Inc	27,640
281	*	Dot Hill Systems Corp	1,995
2,253		Dover Corp	109,406
200	*	Dresser-Rand Group, Inc	4,970
1,693		Eaton Corp	123,538
298	*	Echelon Corp	2,813
500	*	Electronics for Imaging, Inc	13,985
26,330	*	EMC Corp	358,878
700	*	Emcore Corp	7,154
1,000	*	Emulex Corp	17,090
215	*	EnPro Industries, Inc	7,375
270	*	ESCO Technologies, Inc	13,676
1,016	*	Extreme Networks, Inc	5,100
313	*	FalconStor Software, Inc	2,958
131	*	Fargo Electronics, Inc	2,215
2,040	*	Finisar Corp	10,098
584	*	Flowserve Corp	34,071

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
715	*	FMC Technologies, Inc	$36,622
1,429	*	Foundry Networks, Inc	25,951
265	*	Gardner Denver, Inc	17,278
2,668	*	Gateway, Inc	5,843
106	*	Gehl Co	3,511
125		Gorman-Rupp Co	3,050
771		Graco, Inc	35,027
1,315	*	Grant Prideco, Inc	56,335
190		Gulf Island Fabrication, Inc	4,497
31,595		Hewlett-Packard Co	1,039,476
201	*	Hydril	15,668
570	*	Hypercom Corp	5,301
533		IDEX Corp	27,807
515	*	Intermec, Inc	15,713
17,620		International Business Machines Corp	1,453,121
3,710		International Game Technology	130,666
278	*	Intevac, Inc	8,001
1,080		JLG Industries, Inc	33,253
1,273		Joy Global, Inc	76,087
5,960	*	Juniper Networks, Inc	113,955
85	*	Kadant, Inc	1,930
300		Kaydon Corp	12,108
458		Kennametal, Inc	28,002
400	*	Kulicke & Soffa Industries, Inc	3,816
1,500	*	Lam Research Corp	64,500
526		Lennox International, Inc	15,706
1,219	*	Lexmark International, Inc	55,318
389		Lincoln Electric Holdings, Inc	21,002
100		Lindsay Manufacturing Co	2,709
200		Lufkin Industries, Inc	11,088
348		Manitowoc Co, Inc	31,720
593	*	Mattson Technology, Inc	7,116
1,745	*	McData Corp (Class A)	8,062
64	*	Metrologic Instruments, Inc	1,480
47	*	Middleby Corp	3,935
500	*	Mobility Electronics, Inc	4,165
1,045	*	MRV Communications, Inc	4,285
66		Nacco Industries, Inc (Class A)	10,161
400	*	Netgear, Inc	7,604
4,073	*	Network Appliance, Inc	146,750
100		NN, Inc	1,291
282		Nordson Corp	14,061
1,397	*	Novellus Systems, Inc	33,528
430	*	Oil States International, Inc	15,846
1,385		Pall Corp	43,198
888	*	Palm, Inc	20,566
1,331		Parker Hannifin Corp	107,292
1,126		Pentair, Inc	45,885
300	*	Presstek, Inc	3,570
1,916	*	Quantum Corp	7,166
50	*	Rackable Systems, Inc	2,643
187	*	Radisys Corp	3,712
2,055		Rockwell Automation, Inc	147,775
264	*	SafeNet, Inc	6,991
2,091	*	SanDisk Corp	120,274
200		Sauer-Danfoss, Inc	4,590
702	*	Scientific Games Corp (Class A)	24,661
100	*	Semitool, Inc	1,137
2,320		Smith International, Inc	90,387
10,117	*	Solectron Corp	40,468
687		SPX Corp	36,700
938		Stanley Works	47,519
73	*	Stratasys, Inc	2,152
2,550		Symbol Technologies, Inc	26,979

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
100		Tennant Co	$5,232
522	*	Terex Corp	41,363
838		Timken Co	27,042
514		Toro Co	24,544
138	*	TurboChef Technologies, Inc	1,684
200	*	Ultratech, Inc	4,896
627	*	Varian Semiconductor Equipment Associates, Inc	17,606
262	*	Veeco Instruments, Inc	6,118
262	*	VeriFone Holdings, Inc	7,936
200	*	Water Pik Technologies, Inc	5,542
2,475	*	Western Digital Corp	48,089
300		Xerium Technologies, Inc	2,817
762	*	Zebra Technologies Corp (Class A)	34,077

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,894,318

INSTRUMENTS AND RELATED PRODUCTS - 4.18%
186	*	Abaxis, Inc	4,218
400	*	Abiomed, Inc	5,160
200	*	ADE Corp	6,124
950	*	Aeroflex, Inc	13,044
666	*	Affymetrix, Inc	21,931
4,727	*	Agilent Technologies, Inc	177,499
700	*	Align Technology, Inc	6,419
728	*	American Medical Systems Holdings, Inc	16,380
87	*	American Science & Engineering, Inc	8,126
800		Ametek, Inc	35,968
150		Analogic Corp	9,930
2,057		Applera Corp (Applied Biosystems Group)	55,827
94	*	ARGON ST, Inc	3,152
172		Arrow International, Inc	5,619
200	*	Arthrocare Corp	9,564
200	*	Aspect Medical Systems, Inc	5,488
466	*	Avid Technology, Inc	20,252
58		Badger Meter, Inc	3,305
1,132		Bard (C.R.), Inc	76,761
542		Bausch & Lomb, Inc	34,525
7,135		Baxter International, Inc	276,909
655		Beckman Coulter, Inc	35,743
2,794		Becton Dickinson & Co	172,055
2,763		Biomet, Inc	98,142
208	*	Bio-Rad Laboratories, Inc (Class A)	12,969
7,178	*	Boston Scientific Corp	165,453
104	*	Bruker BioSciences Corp	562
162	*	Candela Corp	3,499
200	*	Catapult Communications Corp	2,660
609	*	Cepheid, Inc	5,578
151		CNS, Inc	3,253
459		Cognex Corp	13,605
324	*	Coherent, Inc	11,376
200		Cohu, Inc	4,244
450	*	Conmed Corp	8,618
90	*	Conor Medsystems, Inc	2,646
464		Cooper Cos, Inc	25,070
1,023	*	Credence Systems Corp	7,509
300		Cubic Corp	7,182
200	*	Cyberonics, Inc	5,154
1,300	*	Cytyc Corp	36,634
2,592		Danaher Corp	164,722
100		Datascope Corp	3,956
941		Dentsply International, Inc	54,719
217	*	DHB Industries, Inc	1,037
284	*	Dionex Corp	17,460
190	*	DJ Orthopedics, Inc	7,554
478		DRS Technologies, Inc	26,228
3,037		Eastman Kodak Co	86,372
137		EDO Corp	4,226

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
713	*	Edwards Lifesciences Corp	$31,016
911	*	Encore Medical Corp	4,664
266	*	Esterline Technologies Corp	11,372
160	*	ev3, Inc	2,834
112	*	FARO Technologies, Inc	1,596
177	*	FEI Co	3,513
1,341	*	Fisher Scientific International, Inc	91,255
768	*	Flir Systems, Inc	21,819
385	*	Formfactor, Inc	15,138
469	*	Fossil, Inc	8,714
145	*	Foxhollow Technologies, Inc	4,430
3,530		Guidant Corp	275,552
272	*	Haemonetics Corp	13,809
219	*	Herley Industries, Inc	4,573
504	*	Hologic, Inc	27,896
111	*	ICU Medical, Inc	4,017
193	*	I-Flow Corp	2,571
200	*	II-VI, Inc	3,618
383	*	Illumina, Inc	9,096
300	*	Innovative Solutions & Support, Inc	3,900
900	*	Input/Output, Inc	8,739
159	*	Integra LifeSciences Holdings Corp	6,516
388	*	Intermagnetics General Corp	9,719
139	*	Intralase Corp	3,225
356	*	Intuitive Surgical, Inc	42,008
316		Invacare Corp	9,815
170	*	IRIS International, Inc	2,657
304	*	Itron, Inc	18,194
345	*	Ixia	4,920
32,443		Johnson & Johnson	1,921,274
100		Keithley Instruments, Inc	1,536
66	*	Kensey Nash Corp	1,888
2,162		Kla-Tencor Corp	104,554
307	*	Kyphon, Inc	11,420
200	*	LaBarge, Inc	2,990
211	*	Laserscope	4,990
200	*	LeCroy Corp	3,130
1,089	*	Lexar Media, Inc	9,344
302	*	Lifecell Corp	6,810
522	*	LTX Corp	2,819
182	*	Luminex Corp	2,705
114	*	Measurement Specialties, Inc	2,981
13,190		Medtronic, Inc	669,393
409		Mentor Corp	18,532
187	*	Merit Medical Systems, Inc	2,246
471	*	Mettler-Toledo International, Inc	28,420
550	*	Millipore Corp	40,183
300		Mine Safety Appliances Co	12,600
429	*	MKS Instruments, Inc	10,051
180	*	Molecular Devices Corp	5,969
200		Movado Group, Inc	4,616
221		MTS Systems Corp	9,244
100	*	Neurometrix, Inc	3,894
407	*	Newport Corp	7,676
164	*	NuVasive, Inc	3,091
200		Oakley, Inc	3,404
360	*	OraSure Technologies, Inc	3,708
136	*	OSI Systems, Inc	2,874
200	*	Palomar Medical Technologies, Inc	6,690
1,291		PerkinElmer, Inc	30,300
200	*	Photon Dynamics, Inc	3,750
2,542		Pitney Bowes, Inc	109,128
828	*	Resmed, Inc	36,415
764	*	Respironics, Inc	29,727
988		Roper Industries, Inc	48,046
351	*	Rudolph Technologies, Inc	5,985

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
375	*	Sirf Technology Holdings, Inc	$13,279
200	*	Somanetics Corp	4,416
150	*	SonoSite, Inc	6,096
3,940	*	St. Jude Medical, Inc	161,540
800		STERIS Corp	19,744
3,186		Stryker Corp	141,267
400	*	Sybron Dental Specialties, Inc	16,496
993		Tektronix, Inc	35,460
2,014	*	Teradyne, Inc	31,237
1,728	*	Thermo Electron Corp	64,092
800	*	ThermoGenesis Corp	3,240
483	*	Thoratec Corp	9,307
499	*	Trimble Navigation Ltd	22,480
200	*	TriPath Imaging, Inc	1,396
1,402	*	Varian Medical Systems, Inc	78,736
396	*	Varian, Inc	16,307
404	*	Viasys Healthcare, Inc	12,152
61		Vital Signs, Inc	3,351
1,178	*	Waters Corp	50,831
282	*	Wright Medical Group, Inc	5,570
10,620	*	Xerox Corp	161,424
300		X-Rite, Inc	3,984
43		Young Innovations, Inc	1,570
2,700	*	Zimmer Holdings, Inc	182,520
100	*	Zoll Medical Corp	2,634

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	6,653,115

INSURANCE AGENTS, BROKERS AND SERVICE - 0.55%
3,460		AON Corp	143,625
395	*	BioScrip, Inc	2,848
1,188		Brown & Brown, Inc	39,442
1,037	*	ChoicePoint, Inc	46,406
200		Clark, Inc	2,362
60	*	Corvel Corp	1,321
245		Crawford & Co (Class B)	1,470
475		Erie Indemnity Co (Class A)	25,004
1,314	*	Express Scripts, Inc	115,501
1,000		Gallagher (Arthur J.) & Co	27,810
3,216		Hartford Financial Services Group, Inc	259,049
180	*	HealthExtras, Inc	6,354
300		Hilb Rogal & Hobbs Co	12,366
5,736		Marsh & McLennan Cos, Inc	168,409
378		National Financial Partners Corp	21,365
600	*	USI Holdings Corp	9,678

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	883,010

INSURANCE CARRIERS - 5.04%
300		21st Century Insurance Group	4,740
6,344		Aetna, Inc	311,744
5,505		Aflac, Inc	248,441
321		Alfa Corp	5,502
53	*	Alleghany Corp	15,344
7,267		Allstate Corp	378,683
1,134		Ambac Financial Group, Inc	90,266
400		American Equity Investment Life Holding Co	5,736
499		American Financial Group, Inc	20,763
25,065		American International Group, Inc	1,656,546
100		American National Insurance Co	11,208

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
87	*	American Physicians Capital, Inc	$4,176
539	*	AMERIGROUP Corp	11,341
418		AmerUs Group Co	25,180
400	*	Argonaut Group, Inc	14,220
1,238		Assurant, Inc	60,972
125		Baldwin & Lyons, Inc (Class B)	3,319
161		Bristol West Holdings, Inc	3,099
444	*	Centene Corp	12,951
2,238		Chubb Corp	213,595
1,334		Cigna Corp	174,247
1,956		Cincinnati Financial Corp	82,289
284	*	Citizens, Inc	1,465
303	*	CNA Financial Corp	9,648
100	*	CNA Surety Corp	1,673
1,557	*	Conseco, Inc	38,645
263		Delphi Financial Group, Inc (Class A)	13,579
168		Direct General Corp	2,858
79		FBL Financial Group, Inc (Class A)	2,722
1,718		Fidelity National Financial, Inc	61,041
300		Fidelity National Title Group, Inc	6,831
180	*	First Acceptance Corp	2,394
870		First American Corp	34,069
210	*	Fpic Insurance Group, Inc	7,938
2,351		Genworth Financial, Inc	78,594
68		Great American Financial Resources, Inc	1,342
600		Hanover Insurance Group, Inc	31,452
206		Harleysville Group, Inc	6,116
1,158		HCC Insurance Holdings, Inc	40,298
1,175	*	Health Net, Inc	59,714
120	*	Healthspring, Inc	2,233
467		Horace Mann Educators Corp	8,780
1,740	*	Humana, Inc	91,611
205		Infinity Property & Casualty Corp	8,557
1,538		Jefferson-Pilot Corp	86,036
77		Kansas City Life Insurance Co	3,945
221	*	KMG America Corp	1,892
200		LandAmerica Financial Group, Inc	13,570
871		Leucadia National Corp	51,964
1,938		Lincoln National Corp	105,795
1,644		Loews Corp	166,373
104	*	Markel Corp	35,119
1,432		MBIA, Inc	86,106
337		Mercury General Corp	18,501
4,554		Metlife, Inc	220,277
997		MGIC Investment Corp	66,430
70		Midland Co	2,449
110	*	Molina Healthcare, Inc	3,682
19		National Western Life Insurance Co (Class A)	4,414
556		Nationwide Financial Services, Inc (Class A)	23,919
117	*	Navigators Group, Inc	5,803
154		Odyssey Re Holdings Corp	3,342
652		Ohio Casualty Corp	20,668
2,437		Old Republic International Corp	53,175

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
609	*	Philadelphia Consolidated Holding Co	$20,791
1,122		Phoenix Cos, Inc	18,289
400	*	PMA Capital Corp (Class A)	4,072
1,047		PMI Group, Inc	48,078
154		Pre-Paid Legal Services, Inc	5,464
200		Presidential Life Corp	5,082
3,207		Principal Financial Group	156,502
278	*	ProAssurance Corp	14,456
2,202		Progressive Corp	229,581
737		Protective Life Corp	36,658
5,697		Prudential Financial, Inc	431,890
910		Radian Group, Inc	54,828
310		Reinsurance Group Of America, Inc	14,660
200		RLI Corp	11,460
1,384		Safeco Corp	69,491
200		Safety Insurance Group, Inc	9,132
328		Selective Insurance Group, Inc	17,384
490	*	Sierra Health Services, Inc	19,943
7,361		St. Paul Travelers Cos, Inc	307,616
648		Stancorp Financial Group, Inc	35,063
200		State Auto Financial Corp	6,742
200		Stewart Information Services Corp	9,416
1,201		Torchmark Corp	68,577
176		Tower Group, Inc	4,066
312		Transatlantic Holdings, Inc	18,236
173	*	Triad Guaranty, Inc	8,114
354		UICI	13,094
134		United Fire & Casualty Co	4,409
14,880		UnitedHealth Group, Inc	831,197
500		Unitrin, Inc	23,255
215	*	Universal American Financial Corp	3,311
3,132		UnumProvident Corp	64,143
1,137		W.R. Berkley Corp	66,014
200	*	WellCare Health Plans, Inc	9,088
6,815	*	WellPoint, Inc	527,685
252		Zenith National Insurance Corp	12,129

		TOTAL INSURANCE CARRIERS	8,019,298

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
407	*	Corrections Corp of America	18,396

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	18,396

LEATHER AND LEATHER PRODUCTS - 0.13%
162		Brown Shoe Co, Inc	8,502
4,102	*	Coach, Inc	141,847
100		Kenneth Cole Productions, Inc (Class A)	2,770
330		K-Swiss, Inc (Class A)	9,946
310	*	Skechers U.S.A., Inc (Class A)	7,728
100		Steven Madden Ltd	3,550
400		Stride Rite Corp	5,792
558	*	Timberland Co (Class A)	19,100
600		Wolverine World Wide, Inc	13,278

		TOTAL LEATHER AND LEATHER PRODUCTS	212,513

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
LEGAL SERVICES - 0.01%
167	*	CRA International, Inc	$8,226
452	*	FTI Consulting, Inc	12,896

		TOTAL LEGAL SERVICES	21,122

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
1,104		Laidlaw International, Inc	30,029

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	30,029

LUMBER AND WOOD PRODUCTS - 0.09%
80		American Woodmark Corp	2,840
200	*	Builders FirstSource, Inc	4,542
749	*	Champion Enterprises, Inc	11,205
100		Deltic Timber Corp	6,060
1,157		Louisiana-Pacific Corp	31,470
100	*	Palm Harbor Homes, Inc	2,143
1,970		Plum Creek Timber Co, Inc	72,752
100		Skyline Corp	4,138
122	*	Trex Co, Inc	3,867
200		Universal Forest Products, Inc	12,698

		TOTAL LUMBER AND WOOD PRODUCTS	151,715

METAL MINING - 0.39%
100		Alico, Inc	4,544
200		Cleveland-Cliffs, Inc	17,424
2,760	*	Coeur d’Alene Mines Corp	18,106
399		Delta & Pine Land Co	12,034
1,992		Freeport-McMoRan Copper & Gold, Inc (Class A)	119,062
1,152	*	Hecla Mining Co	7,615
4,444		Newmont Mining Corp	230,599
2,198		Phelps Dodge Corp	177,005
275		Southern Copper Corp	23,232
345	*	Stillwater Mining Co	5,679

		TOTAL METAL MINING	615,300

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
300		Blyth, Inc	6,306
436		Brady Corp (Class A)	16,333
806		Callaway Golf Co	13,863
149		Daktronics, Inc	5,439
1,553		Fortune Brands, Inc	125,218
1,667		Hasbro, Inc	35,174
211	*	Jakks Pacific, Inc	5,642
506	*	K2, Inc	6,350
4,423		Mattel, Inc	80,189
275		Nautilus, Inc	4,111
238	*	Progressive Gaming International Corp	2,278
191	*	RC2 Corp	7,604
100		Russ Berrie & Co, Inc	1,520
393	*	Shuffle Master, Inc	14,046
100	*	Steinway Musical Instruments, Inc	3,222
200	*	WMS Industries, Inc	6,020
529		Yankee Candle Co, Inc	14,479

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	347,794

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
MISCELLANEOUS RETAIL - 1.19%
100	*	1-800 Contacts, Inc	$1,345
198	*	1-800-FLOWERS.COM, Inc (Class A)	1,406
110	*	AC Moore Arts & Crafts, Inc	2,024
887		Alberto-Culver Co	39,232
61	*	Alloy, Inc	818
3,330	*	Amazon.com, Inc	121,578
565		Barnes & Noble, Inc	26,131
334		Big 5 Sporting Goods Corp	6,540
48		Blair Corp	1,988
158	*	Blue Nile, Inc	5,560
840		Borders Group, Inc	21,202
200	*	Build-A-Bear Workshop, Inc	6,130
325	*	Cabela’s, Inc	6,669
400		Cash America International, Inc	12,008
742		CDW Corp	43,667
175	*	CKX, Inc	2,287
557	*	Coldwater Creek, Inc	15,485
8,912		CVS Corp	266,201
137	*	dELiA*s, Inc	1,280
400	*	Design Within Reach, Inc	2,276
368	*	Dick’s Sporting Goods, Inc	14,599
1,133	*	Drugstore.com, Inc	3,501
250	*	First Cash Financial Services, Inc	4,998
324	*	GSI Commerce, Inc	5,508
373	*	Hibbett Sporting Goods, Inc	12,305
468	*	Insight Enterprises, Inc	10,301
300		Longs Drug Stores Corp	13,884
300	*	Matria Healthcare, Inc	11,388
1,486		Michaels Stores, Inc	55,844
333	*	Nutri/System, Inc	15,824
3,270	*	Office Depot, Inc	121,775
769		OfficeMax, Inc	23,201
93	*	Overstock.com, Inc	2,773
611	*	Petco Animal Supplies, Inc	14,401
1,575		Petsmart, Inc	44,321
306		PolyMedica Corp	12,962
5,131	*	Rite Aid Corp	20,524
1,063	*	Sears Holdings Corp	140,571
99	*	Sharper Image Corp	1,268
274	*	Sports Authority, Inc	10,111
192	*	Stamps.com, Inc	6,770
8,101		Staples, Inc	206,738
1,527		Tiffany & Co	57,324
180	*	Valuevision International, Inc (Class A)	2,300
11,112		Walgreen Co	479,261
490	*	Zale Corp	13,735

		TOTAL MISCELLANEOUS RETAIL	1,890,014

MOTION PICTURES - 1.23%
1,979		Blockbuster, Inc (Class A)	7,857
100		Carmike Cinemas, Inc	2,413
949	*	Denny’s Corp	4,517
428	*	DreamWorks Animation SKG, Inc (Class A)	11,321
200		Marcus Corp	3,990
371	*	NetFlix, Inc	10,755

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
25,542		News Corp (Class A)	$424,253
567	*	Pixar	36,367
474		Regal Entertainment Group (Class A)	8,916
740	*	Time Warner Telecom, Inc (Class A)	13,283
50,010		Time Warner, Inc	839,668
21,037		Walt Disney Co	586,722
100		World Wrestling Entertainment, Inc	1,690

		TOTAL MOTION PICTURES	1,951,752

NONDEPOSITORY INSTITUTIONS - 1.65%
163	*	Accredited Home Lenders Holding Co	8,342
700		Advance America Cash Advance Centers, Inc	10,066
199		Advanta Corp (Class B)	7,337
1,450		Allied Capital Corp	44,370
11,968		American Express Co	628,918
1,465	*	AmeriCredit Corp	45,019
111		Asta Funding, Inc	3,692
3,288		Capital One Financial Corp	264,750
964		CapitalSource, Inc	23,984
555		CharterMac	11,267
218	*	CompuCredit Corp	8,025
6,479		Countrywide Financial Corp	237,779
859		Doral Financial Corp	9,921
300	*	Encore Capital Group, Inc	4,425
10,536		Fannie Mae	541,550
60		Federal Agricultural Mortgage Corp (Class C)	1,765
274		Financial Federal Corp	8,028
277		First Marblehead Corp	11,980
7,480		Freddie Mac	456,280
657		IndyMac Bancorp, Inc	26,891
150	*	Marlin Business Services, Inc	3,315
200	*	Nelnet, Inc	8,330
4,636		SLM Corp	240,794
42		Student Loan Corp	9,786
135	*	TNS, Inc	2,859
199	*	World Acceptance Corp	5,453

		TOTAL NONDEPOSITORY INSTITUTIONS	2,624,926

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
200		AMCOL International Corp	5,760
202		CARBO Ceramics, Inc	11,496
160		Compass Minerals International, Inc	3,998
1,088		Vulcan Materials Co	94,275

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	115,529

OIL AND GAS EXTRACTION - 2.49%
2,592		Anadarko Petroleum Corp	261,818
3,592		Apache Corp	235,312
252	*	Atlas America, Inc	12,048
191	*	ATP Oil & Gas Corp	8,387
141	*	Atwood Oceanics, Inc	14,242
3,683		Baker Hughes, Inc	251,917
130	*	Basic Energy Services, Inc	3,874
200		Berry Petroleum Co (Class A)	13,690
138	*	Bill Barrett Corp	4,497

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
3,522		BJ Services Co	$121,861
400	*	Brigham Exploration Co	3,504
200	*	Bronco Drilling Co, Inc	5,260
4,176		Burlington Resources, Inc	383,816
525		Cabot Oil & Gas Corp (Class A)	25,163
230	*	Callon Petroleum Co	4,835
202	*	Carrizo Oil & Gas, Inc	5,250
564	*	Cheniere Energy, Inc	22,881
3,975		Chesapeake Energy Corp	124,855
824		Cimarex Energy Co	35,646
100	*	Clayton Williams Energy, Inc	4,092
432	*	Comstock Resources, Inc	12,826
1,292	*	Cooper Cameron Corp	56,951
64		Crosstex Energy, Inc	4,957
300	*	Delta Petroleum Corp	6,306
1,162	*	Denbury Resources, Inc	36,801
4,909		Devon Energy Corp	300,284
630		Diamond Offshore Drilling, Inc	56,385
2,994	*	Dynegy, Inc (Class A)	14,371
300	*	Edge Petroleum Corp	7,494
520	*	Encore Acquisition Co	16,120
800	*	Endeavour International Corp	2,328
464	*	Energy Partners Ltd	10,941
1,653		ENSCO International, Inc	85,047
1,290		Equitable Resources, Inc	47,098
420	*	EXCO Resources, Inc	5,263
559	*	Forest Oil Corp	20,784
500	*	FX Energy, Inc	2,615
1,187	*	Gasco Energy, Inc	6,647
900	*	Global Industries Ltd	13,041
111	*	Goodrich Petroleum Corp	2,997
1,800	*	Grey Wolf, Inc	13,392
4,888		Halliburton Co	356,922
866	*	Hanover Compressor Co	16,125
318	*	Harvest Natural Resources, Inc	3,091
774	*	Helix Energy Solutions Group, Inc	29,335
586		Helmerich & Payne, Inc	40,915
200	*	Hercules Offshore, Inc	6,802
291	*	Houston Exploration Co	15,336
607	*	KCS Energy, Inc	15,782
1,216		Kerr-McGee Corp	116,104
254	*	McMoRan Exploration Co	4,531
910	*	Meridian Resource Corp	3,686
1,814	*	National Oilwell Varco, Inc	116,314
1,371	*	Newfield Exploration Co	57,445
1,948		Noble Energy, Inc	85,556
274	*	Oceaneering International, Inc	15,700
322	*	Parallel Petroleum Corp	5,941
1,200	*	Parker Drilling Co	11,124
1,800		Patterson-UTI Energy, Inc	57,528
220		Penn Virginia Corp	15,620
556	*	PetroHawk Energy Corp	7,617
165	*	Petroleum Development Corp	7,484
435	*	Petroquest Energy, Inc	4,389

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
209	*	Pioneer Drilling Co	$3,434
1,444		Pioneer Natural Resources Co	63,897
819	*	Plains Exploration & Production Co	31,646
646		Pogo Producing Co	32,462
1,674	*	Pride International, Inc	52,195
595	*	Quicksilver Resources, Inc	23,003
1,297		Range Resources Corp	35,421
219	*	Remington Oil & Gas Corp	9,465
460	*	Rosetta Resources, Inc	8,262
1,179		Rowan Cos, Inc	51,829
225		RPC, Inc	5,141
193	*	SEACOR Holdings, Inc	15,286
600		St. Mary Land & Exploration Co	24,498
239	*	Stone Energy Corp	10,547
821	*	Superior Energy Services	21,995
70	*	Superior Well Services, Inc	2,035
270	*	Swift Energy Co	10,114
355	*	Tetra Technologies, Inc	16,699
501		Todco	19,744
248	*	Toreador Resources Corp	7,715
240	*	Tri-Valley Corp	1,913
300	*	Union Drilling, Inc	4,386
486	*	Unit Corp	27,095
350	*	Veritas DGC, Inc	15,887
136		W&T Offshore, Inc	5,482
300	*	Warren Resources, Inc	4,470
347	*	W-H Energy Services, Inc	15,438
413	*	Whiting Petroleum Corp	16,929
3,892		XTO Energy, Inc	169,574

		TOTAL OIL AND GAS EXTRACTION	3,965,505

PAPER AND ALLIED PRODUCTS - 0.51%
1,090		Bemis Co	34,422
591		Bowater, Inc	17,482
600	*	Buckeye Technologies, Inc	5,430
200	*	Caraustar Industries, Inc	2,058
151		Chesapeake Corp	2,096
46		CSS Industries, Inc	1,506
397		Glatfelter	7,277
556	*	Graphic Packaging Corp	1,151
166		Greif, Inc (Class A)	11,358
5,432		International Paper Co	187,784
5,160		Kimberly-Clark Corp	298,248
500		Longview Fibre Co	12,920
2,133		MeadWestvaco Corp	58,252
500	*	Mercer International, Inc	4,655
162		Neenah Paper, Inc	5,306
600		Packaging Corp of America	13,464
424	*	Playtex Products, Inc	4,439
390		Rock-Tenn Co (Class A)	5,846
136		Schweitzer-Mauduit International, Inc	3,264
2,686	*	Smurfit-Stone Container Corp	36,449
1,093		Sonoco Products Co	37,020
1,138		Temple-Inland, Inc	50,698
334		Wausau Paper Corp	4,733

		TOTAL PAPER AND ALLIED PRODUCTS	805,858

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
PERSONAL SERVICES - 0.12%
367	*	Alderwoods Group, Inc	$6,569
79		Angelica Corp	1,621
187		G & K Services, Inc (Class A)	7,955
3,696		H&R Block, Inc	80,018
500		Jackson Hewitt Tax Service, Inc	15,790
542		Regis Corp	18,688
3,415		Service Corp International	26,637
1,142		Stewart Enterprises, Inc (Class A)	6,521
200	*	TRM Corp	1,346
450		Weight Watchers International, Inc	23,130

		TOTAL PERSONAL SERVICES	188,275

PETROLEUM AND COAL PRODUCTS - 5.30%
200		Alon USA Energy, Inc	4,924
825		Amerada Hess Corp	117,480
692		Ashland, Inc	49,187
24,702		Chevron Corp	1,431,975
15,190		ConocoPhillips	959,249
200		ElkCorp	6,750
2,584		EOG Resources, Inc	186,048
69,415		Exxon Mobil Corp	4,224,597
600		Frontier Oil Corp	35,610
150	*	Giant Industries, Inc	10,431
474	*	Headwaters, Inc	18,860
200		Holly Corp	14,824
3,940		Marathon Oil Corp	300,110
1,752		Murphy Oil Corp	87,285
4,601		Occidental Petroleum Corp	426,283
1,496		Sunoco, Inc	116,045
747		Tesoro Corp	51,050
6,494		Valero Energy Corp	388,211
170		Western Refining, Inc	3,675

		TOTAL PETROLEUM AND COAL PRODUCTS	8,432,594

PIPELINES, EXCEPT NATURAL GAS - 0.00% **
200	*	Transmontaigne, Inc	1,962

		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,962

PRIMARY METAL INDUSTRIES - 0.98%
1,400	*	AK Steel Holding Corp	21,000
9,422		Alcoa, Inc	287,936
400	*	Aleris International, Inc	19,228
1,022		Allegheny Technologies, Inc	62,526
1,708	*	Andrew Corp	20,974
400		Belden CDT, Inc	10,892
100	*	Brush Engineered Materials, Inc	1,975
260		Carpenter Technology Corp	24,575
256	*	Century Aluminum Co	10,867
241	*	Chaparral Steel Co	15,646
572	*	CommScope, Inc	16,331
16,746	*	Corning, Inc	450,635
110		Dynamic Materials Corp	3,920
150	*	Encore Wire Corp	5,082
490	*	General Cable Corp	14,862
250		Gibraltar Industries, Inc	7,365
649		Hubbell, Inc (Class B)	33,268

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
355	*	Lone Star Technologies, Inc	$19,671
337		Matthews International Corp (Class A)	12,894
450	*	Maverick Tube Corp	23,846
372		Mueller Industries, Inc	13,277
200	*	NS Group, Inc	9,206
1,734		Nucor Corp	181,706
298	*	OM Group, Inc	6,854
422	*	Oregon Steel Mills, Inc	21,594
1,392		Precision Castparts Corp	82,685
300		Quanex Corp	19,989
70		Roanoke Electric Steel Corp	2,261
425		Steel Dynamics, Inc	24,110
200		Steel Technologies, Inc	4,860
179	*	Superior Essex, Inc	4,554
241		Texas Industries, Inc	14,578
200		Titan International, Inc	3,452
308	*	Titanium Metals Corp	14,953
1,205		United States Steel Corp	73,119
200	*	Wheeling-Pittsburgh Corp	3,672
735		Worthington Industries, Inc	14,744

		TOTAL PRIMARY METAL INDUSTRIES	1,559,107

PRINTING AND PUBLISHING - 0.81%
464	*	ACCO Brands Corp	10,301
600		American Greetings Corp (Class A)	12,972
230		Banta Corp	11,955
1,155		Belo (A.H.) Corp Series A	22,961
300		Bowne & Co, Inc	5,001
7,835		CBS Corp	187,883
676	*	Cenveo, Inc	11,208
100	*	Consolidated Graphics, Inc	5,212
73		Courier Corp	3,237
594		Dow Jones & Co, Inc	23,344
767	*	Dun & Bradstreet Corp	58,814
269		Ennis, Inc	5,246
961		EW Scripps Co	42,966
2,727		Gannett Co, Inc	163,402
621		Hollinger International, Inc	5,204
268		John H Harland Co	10,532
600		John Wiley & Sons, Inc (Class A)	22,710
215		Journal Communications, Inc	2,666
446		Journal Register Co	5,432
787		Knight Ridder, Inc	49,746
478		Lee Enterprises, Inc	15,913
239	*	Martha Stewart Living Omnimedia, Inc (Class A)	4,030
269		McClatchy Co (Class A)	13,141
4,103		McGraw-Hill Cos, Inc	236,415
232		Media General, Inc (Class A)	10,816
451		Meredith Corp	25,161
1,607		New York Times Co (Class A)	40,673
300	*	Paxar Corp	5,871
100	*	Playboy Enterprises, Inc (Class B)	1,420
1,202	*	Primedia, Inc	2,488
664	*	R.H. Donnelley Corp	38,665
2,310		R.R. Donnelley & Sons Co	75,583
973		Reader’s Digest Association, Inc (Class A)	14,352
100		Schawk, Inc	2,601

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
300	*	Scholastic Corp	$8,028
235		Standard Register Co	3,643
200		Thomas Nelson, Inc	5,850
300		Topps Co, Inc	2,631
2,617		Tribune Co	71,784
42	*	Triple Crown Media, Inc	248
57		Washington Post Co (Class B)	44,275

		TOTAL PRINTING AND PUBLISHING	1,284,380

RAILROAD TRANSPORTATION - 0.66%
4,132		Burlington Northern Santa Fe Corp	344,320
2,333		CSX Corp	139,513
342		Florida East Coast Industries	18,434
369	*	Genesee & Wyoming, Inc (Class A)	11,321
850	*	Kansas City Southern Industries, Inc	20,995
4,406		Norfolk Southern Corp	238,232
262	*	RailAmerica, Inc	2,793
2,871		Union Pacific Corp	268,008

		TOTAL RAILROAD TRANSPORTATION	1,043,616

REAL ESTATE - 0.12%
459	*	Bluegreen Corp	6,068
529	*	CB Richard Ellis Group, Inc	42,690
59		Consolidated-Tomoka Land Co	3,666
760		Forest City Enterprises, Inc (Class A)	35,834
359		Jones Lang LaSalle, Inc	27,478
279		Levitt Corp (Class A)	6,149
115		Resource America, Inc (Class A)	2,291
803		St. Joe Co	50,461
400	*	Sunterra Corp	5,712
106		Tarragon Corp	2,109
100	*	Tejon Ranch Co	4,887
325	*	Trammell Crow Co	11,590

		TOTAL REAL ESTATE	198,935

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.12%
389		Aptargroup, Inc	21,492
600		Cooper Tire & Rubber Co	8,604
100	*	Deckers Outdoor Corp	4,054
1,363	*	Entegris, Inc	14,502
1,761	*	Goodyear Tire & Rubber Co	25,499
792	*	Jacuzzi Brands, Inc	7,785
662	*	Jarden Corp	21,747
286		Myers Industries, Inc	4,573
138		Raven Industries, Inc	5,397
891		Sealed Air Corp	51,562
267		Spartech Corp	6,408
314		Tredegar Corp	4,996
500		Tupperware Corp	10,295
331		West Pharmaceutical Services, Inc	11,492

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	198,406

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
SECURITY AND COMMODITY BROKERS - 2.84%
850		A.G. Edwards. Inc	$42,381
353	*	Affiliated Managers Group, Inc	37,633
2,353		Ameriprise Financial, Inc	106,026
140	*	Bankrate, Inc	6,098
1,285		Bear Stearns Cos, Inc	178,230
1,400	*	BISYS Group, Inc	18,872
73		BKF Capital Group, Inc	949
216		BlackRock, Inc	30,240
200		Calamos Asset Management, Inc (Class A)	7,480
30	*	Cbot Holdings, Inc	3,582
11,423		Charles Schwab Corp	196,590
362		Chicago Mercantile Exchange Holdings, Inc	161,995
4,466	*	E*Trade Financial Corp	120,493
1,588		Eaton Vance Corp	43,479
943		Federated Investors, Inc (Class B)	36,824
1,770		Franklin Resources, Inc	166,805
69		GAMCO Investors, Inc	2,757
100	*	GFI Group, Inc	5,191
4,285		Goldman Sachs Group, Inc	672,574
126		Greenhill & Co, Inc	8,330
387		Interactive Data Corp	9,095
200	*	IntercontinentalExchange, Inc	13,810
120		International Securities Exchange, Inc	4,998
452	*	Investment Technology Group, Inc	22,510
2,426		Janus Capital Group, Inc	56,210
498		Jefferies Group, Inc	29,133
1,234	*	Knight Capital Group, Inc	17,190
600	*	LaBranche & Co, Inc	9,486
1,329		Legg Mason, Inc	166,564
3,026		Lehman Brothers Holdings, Inc	437,348
239	*	MarketAxess Holdings, Inc	2,875
10,268		Merrill Lynch & Co, Inc	808,708
11,887		Morgan Stanley	746,741
468	*	Nasdaq Stock Market, Inc	18,739
557		Nuveen Investments, Inc	26,820
300		optionsXpress Holdings, Inc	8,724
190	*	Piper Jaffray Cos	10,450
970		Raymond James Financial, Inc	28,673
680		SEI Investments Co	27,560
100	*	Stifel Financial Corp	4,367
121		SWS Group, Inc	3,164
1,447		T Rowe Price Group, Inc	113,170
3,846		TD Ameritrade Holding Corp	80,266
183	*	TradeStation Group, Inc	2,529
877		Waddell & Reed Financial, Inc (Class A)	20,259

		TOTAL SECURITY AND COMMODITY BROKERS	4,515,918

SOCIAL SERVICES - 0.03%
291	*	American Retirement Corp	7,455
250	*	Bright Horizons Family Solutions, Inc	9,683
97	*	Providence Service Corp	3,154
319	*	Res-Care, Inc	5,863
388	*	Sunrise Senior Living, Inc	15,120

		TOTAL SOCIAL SERVICES	41,275

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
SPECIAL TRADE CONTRACTORS - 0.04%
266		Chemed Corp	$15,784
409		Comfort Systems USA, Inc	5,522
372	*	EMCOR Group, Inc	18,474
200	*	Pike Electric Corp	4,202
1,376	*	Quanta Services, Inc	22,044

		TOTAL SPECIAL TRADE CONTRACTORS	66,026

STONE, CLAY, AND GLASS PRODUCTS - 0.12%
84		Ameron International Corp	6,151
311		Apogee Enterprises, Inc	5,250
266	*	Ceradyne, Inc	13,273
413		Charles & Colvard Ltd	4,473
582		Eagle Materials, Inc	37,108
495		Florida Rock Industries, Inc	27,829
361		Lafarge North America, Inc	30,324
141		Libbey, Inc	998
1,609	*	Owens-Illinois, Inc	27,948
385	b*	USG Corp	36,560

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	189,914

TEXTILE MILL PRODUCTS - 0.00% **
200	*	Dixie Group, Inc	2,992

		TOTAL TEXTILE MILL PRODUCTS	2,992

TOBACCO PRODUCTS - 0.14%
819		Loews Corp (Carolina Group)	38,714
904		Reynolds American, Inc	95,372
258	*	Star Scientific, Inc	808
341		Universal Corp (Virginia)	12,539
1,753		UST, Inc	72,925
254		Vector Group Ltd	4,841

		TOTAL TOBACCO PRODUCTS	225,199

TRANSPORTATION BY AIR - 0.44%
608	*	ABX Air, Inc	4,140
995	*	Airtran Holdings, Inc	18,019
358	*	Alaska Air Group, Inc	12,691
1,900	*	AMR Corp	51,395
281	*	Bristow Group, Inc	8,683
920	*	Continental Airlines, Inc (Class B)	24,748
622	*	ExpressJet Holdings, Inc	4,628
3,293		FedEx Corp	371,911
550	*	Frontier Airlines, Inc	4,235
1,540	*	JetBlue Airways Corp	16,509
200	*	Mesa Air Group, Inc	2,288
400	*	Pinnacle Airlines Corp	2,664
300	*	Republic Airways Holdings, Inc	4,443
600		Skywest, Inc	17,562
8,394		Southwest Airlines Co	151,008
544	*	World Air Holdings, Inc	5,342

		TOTAL TRANSPORTATION BY AIR	700,266

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
TRANSPORTATION EQUIPMENT - 2.54%
300	*	Accuride Corp	$3,450
148	*	Aftermarket Technology Corp	3,346
449		American Axle & Manufacturing Holdings, Inc	7,691
90		American Railcar Industries, Inc	3,156
200		Arctic Cat, Inc	4,812
365	*	Armor Holdings, Inc	21,276
738		ArvinMeritor, Inc	11,004
939		Autoliv, Inc	53,129
9,039		Boeing Co	704,409
592		BorgWarner, Inc	35,544
1,075		Brunswick Corp	41,775
200		Coachmen Industries, Inc	2,276
250		Curtiss-Wright Corp	16,550
59	*	Dril-Quip, Inc	4,180
520		Federal Signal Corp	9,620
570	*	Fleetwood Enterprises, Inc	6,367
19,288		Ford Motor Co	153,532
100		Freightcar America, Inc	6,360
575	*	GenCorp, Inc	11,816
4,406		General Dynamics Corp	281,896
5,100		General Motors Corp	108,477
1,800		Gentex Corp	31,428
1,292		Goodrich Corp	56,344
110		Greenbrier Cos, Inc	4,406
3,111		Harley-Davidson, Inc	161,399
468		Harsco Corp	38,666
801	*	Hayes Lemmerz International, Inc	2,187
360	*	HealthTronics, Inc	2,977
225		Heico Corp	7,130
1,950		ITT Industries, Inc	109,629
200	*	K&F Industries Holdings, Inc	3,320
4,007		Lockheed Martin Corp	301,046
483		Martin Marietta Materials, Inc	51,695
300		Modine Manufacturing Co	8,850
220		Monaco Coach Corp	2,948
654	*	Navistar International Corp	18,037
3,958		Northrop Grumman Corp	270,292
485	*	Orbital Sciences Corp	7,673
768		Oshkosh Truck Corp	47,800
1,896		Paccar, Inc	133,630
1,683	*	Pactiv Corp	41,301
457		Polaris Industries, Inc	24,934
1,173	*	Quantum Fuel Systems Technologies Worldwide, Inc	4,199
296	*	R&B, Inc	3,034
4,935		Raytheon Co	226,220
1,921		Rockwell Collins, Inc	108,248
89	*	Sequa Corp (Class A)	8,704
32	*	Strattec Security Corp	1,193
200		Superior Industries International, Inc	3,872
547	*	Tenneco, Inc	11,864
1,251		Textron, Inc	116,831
400		Thor Industries, Inc	21,344
436		Trinity Industries, Inc	23,714
229	*	Triumph Group, Inc	10,136

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
456	*	TRW Automotive Holdings Corp	$10,625
11,124		United Technologies Corp	644,858
1,603	*	Visteon Corp	7,374
270		Wabash National Corp	5,333
492		Westinghouse Air Brake Technologies Corp	16,039
353		Winnebago Industries, Inc	10,710

		TOTAL TRANSPORTATION EQUIPMENT	4,050,656

TRANSPORTATION SERVICES - 0.26%
184		Ambassadors Group, Inc	4,674
596		Brink's Co	30,253
1,832		CH Robinson Worldwide, Inc	89,933
356	*	EGL, Inc	16,020
1,905	*	Expedia, Inc	38,614
1,192		Expeditors International Washington, Inc	102,977
289		Forward Air Corp	10,777
538		GATX Corp	22,214
250	*	HUB Group, Inc	11,395
1,905	*	IAC/InterActiveCorp	56,140
711		Lear Corp	12,606
400		Pacer International, Inc	13,072

		TOTAL TRANSPORTATION SERVICES	408,675

TRUCKING AND WAREHOUSING - 0.46%
300		Arkansas Best Corp	11,736
612		CNF, Inc	30,563
100	*	Covenant Transport, Inc (Class A)	1,460
300	*	Frozen Food Express Industries	3,135
578		Heartland Express, Inc	12,595
1,272		J.B. Hunt Transport Services, Inc	27,399
600		Knight Transportation, Inc	11,850
690		Landstar System, Inc	30,443
160	*	Marten Transport Ltd	2,894
262	*	Old Dominion Freight Line	7,061
60	*	P.A.M. Transportation Services, Inc	1,479
133	*	SCS Transportation, Inc	3,872
215	*	SIRVA, Inc	1,834
454	*	Swift Transportation Co, Inc	9,865
200	*	U.S. Xpress Enterprises, Inc (Class A)	3,894
6,683		United Parcel Service, Inc (Class B)	530,497
200	*	USA Truck, Inc	4,924
457		Werner Enterprises, Inc	8,395
611	*	YRC Worldwide, Inc	23,255

		TOTAL TRUCKING AND WAREHOUSING	727,151

WATER TRANSPORTATION - 0.07%
464		Alexander & Baldwin, Inc	22,124
200	*	Gulfmark Offshore, Inc	5,560
153	*	Hornbeck Offshore Services, Inc	5,519
256	*	Kirby Corp	17,436
92		Maritrans, Inc	2,248
600	*	Odyssey Marine Exploration, Inc	2,202
300		Overseas Shipholding Group, Inc	14,379
665		Tidewater, Inc	36,728

		TOTAL WATER TRANSPORTATION	106,196

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
WHOLESALE TRADE-DURABLE GOODS - 0.59%
335	*	AAR Corp	$9,541
1,016		Adesa, Inc	27,168
687	*	Advanced Medical Optics, Inc	32,042
200		Agilysys, Inc	3,012
300		Applied Industrial Technologies, Inc	13,380
1,174	*	Arrow Electronics, Inc	37,885
200	*	Audiovox Corp (Class A)	2,388
356	*	Aviall, Inc	13,556
1,639	*	Avnet, Inc	41,598
173	*	Beacon Roofing Supply, Inc	7,031
304	*	Bell Microproducts, Inc	1,873
300		BlueLinx Holdings, Inc	4,800
460	*	Brightpoint, Inc	14,288
200	*	Cantel Medical Corp	3,278
200		Castle (A.M.) & Co	5,900
618		Commercial Metals Co	33,057
817	*	Copart, Inc	22,427
389	*	Digital River, Inc	16,964
400	*	Earle M Jorgensen Co	6,060
1,960		Genuine Parts Co	85,907
256	*	Global Imaging Systems, Inc	9,723
80	*	H&E Equipment Services, Inc	2,330
251		Handleman Co	2,410
936	*	Henry Schein, Inc	44,797
300	*	Huttig Building Products, Inc	2,793
1,300		IKON Office Solutions, Inc	18,525
1,362	*	Ingram Micro, Inc (Class A)	27,240
133	*	Interline Brands, Inc	3,356
200		Kaman Corp (Class A)	5,032
164	*	Keystone Automotive Industries, Inc	6,922
45		Lawson Products, Inc	1,842
310	*	LKQ Corp	6,451
187		Metal Management, Inc	5,919
491		MSC Industrial Direct Co (Class A)	26,524
222	*	Navarre Corp	952
1,000	*	Newpark Resources, Inc	8,200
1,373		Omnicare, Inc	75,501
419		Owens & Minor, Inc	13,731
1,552	*	Patterson Cos, Inc	54,630
614		PEP Boys-Manny Moe & Jack	9,278
600	*	PSS World Medical, Inc	11,574
300		Reliance Steel & Aluminum Co	28,176
200		Ryerson Tull, Inc	5,352
133	*	Scansource, Inc	8,035
281		Schnitzer Steel Industries, Inc (Class A)	12,041
567		SCP Pool Corp	26,598
400		Stewart & Stevenson Services, Inc	14,592
616	*	Tech Data Corp	22,737
139		Tecumseh Products Co (Class A)	3,411
840		W.W. Grainger, Inc	63,294
200		Watsco, Inc	14,210
340	*	WESCO International, Inc	23,123

		TOTAL WHOLESALE TRADE-DURABLE GOODS	941,454

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE
WHOLESALE TRADE-NONDURABLE GOODS - 0.84%
600		Airgas, Inc	$23,454
850		Alliance One International, Inc	4,131
359	*	Allscripts Healthcare Solutions, Inc	6,573
870	*	Andrx Corp	20,654
593		Brown-Forman Corp (Class B)	45,643
4,698		Cardinal Health, Inc	350,032
311	*	Central European Distribution Corp	11,958
57		EnergySouth, Inc	1,813
375	*	First Horizon Pharmaceutical Corp	9,454
3,257		McKesson Corp	169,787
80		Nash Finch Co	2,392
2,047		Nike, Inc (Class B)	174,200
559		Nu Skin Enterprises, Inc (Class A)	9,799
113	*	Nuco2, Inc	3,587
493	*	Performance Food Group Co	15,377
400	*	Prestige Brands Holdings, Inc	4,868
4,746		Safeway, Inc	119,220
241	*	School Specialty, Inc	8,315
348	*	Source Interlink Cos, Inc	3,967
217		Spartan Stores, Inc	2,767
1,497		Supervalu, Inc	46,138
6,895		Sysco Corp	220,985
70		The Andersons, Inc	5,476
500		UAP Holding Corp	10,750
433	*	United Natural Foods, Inc	15,142
360	*	United Stationers, Inc	19,116
306	*	Ventiv Health, Inc	10,165
60		Weyco Group, Inc	1,350
362		World Fuel Services Corp	14,639

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,331,752

		TOTAL COMMON STOCKS (Cost $145,399,345)	158,946,838

		TOTAL PORTFOLIO - 99.84% (Cost $145,399,345)	158,946,838
		OTHER ASSETS & LIABILITIES, NET - 0.16%	254,720

		NET ASSETS - 100.00%	$159,201,558

*	Non-income producing

**	Percentage represents less than 0.01%

b	In bankruptcy

v	Security valued at fair value

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

STATEMENT OF INVESTMENTS (Unaudited)

March 31, 2006

SHARES			VALUE
COMMON STOCKS - 99.76%
APPAREL AND ACCESSORY STORES - 0.73%
400		American Eagle Outfitters, Inc	$11,944
100	*	Charming Shoppes, Inc	1,487
400	*	Chico’s FAS, Inc	16,256
400		Foot Locker, Inc	9,552
3,091		Gap, Inc	57,740
1,200	*	Kohl’s Corp	63,612
1,800		Limited Brands, Inc	44,028
800		Nordstrom, Inc	31,344
400		Ross Stores, Inc	11,676

		TOTAL APPAREL AND ACCESSORY STORES	247,639

APPAREL AND OTHER TEXTILE PRODUCTS - 0.11%
470	*	Innovo Group, Inc	347
300		Liz Claiborne, Inc	12,294
200		Oxford Industries, Inc	10,226
200		Phillips-Van Heusen Corp	7,642
100		Polo Ralph Lauren Corp	6,061
100		Russell Corp	1,380

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	37,950

AUTO REPAIR, SERVICES AND PARKING - 0.02%
67		Bandag, Inc	2,805
68		Ryder System, Inc	3,045

		TOTAL AUTO REPAIR, SERVICES AND PARKING	5,850

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.08%
200	*	Autozone, Inc	19,938
228	*	Carmax, Inc	7,451

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	27,389

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.33%
7,028		Home Depot, Inc	297,284
2,400		Lowe’s Cos, Inc	154,656

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	451,940

BUSINESS SERVICES - 6.56%
1,494	*	Adobe Systems, Inc	52,170
257	*	Akamai Technologies, Inc	8,453
200	*	Applera Corp (Celera Genomics Group)	2,338
114	*	aQuantive, Inc	2,683
173	*	Arbinet-thexchange, Inc	1,273
337	*	Ariba, Inc	3,296
459	*	Autobytel, Inc	2,212
400	*	Autodesk, Inc	15,408
3,083		Automatic Data Processing, Inc	140,831
733	*	BEA Systems, Inc	9,624
744	*	BearingPoint, Inc	6,317
379	*	BMC Software, Inc	8,209
550	*	Cadence Design Systems, Inc	10,170
200	*	Cerner Corp	9,490
100	*	Checkfree Corp	5,050
190	*	Ciber, Inc	1,212

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE
190	*	Citrix Systems, Inc	$7,201
377	*	Click Commerce, Inc	9,025
2,141	*	CMGI, Inc	3,169
274	*	CNET Networks, Inc	3,894
420	*	Cognizant Technology Solutions Corp	24,986
593	*	Compuware Corp	4,643
700	*	Convergys Corp	12,747
100	*	CSG Systems International, Inc	2,326
400	*	DST Systems, Inc	23,176
3,364	*	eBay, Inc	131,398
800	*	Electronic Arts, Inc	43,776
2,351		Electronic Data Systems Corp	63,077
100	*	Equinix, Inc	6,422
151	*	F5 Networks, Inc	10,946
700	*	Fiserv, Inc	29,785
46	*	Getty Images, Inc	3,444
396	*	Google, Inc (Class A)	154,440
767	*	Incyte Corp	4,617
424	*	Intuit, Inc	22,553
246	*	Iron Mountain, Inc	10,022
739	*	iVillage, Inc	6,215
200		Jack Henry & Associates, Inc	4,574
136	*	Jupitermedia Corp	2,445
100	*	Keynote Systems, Inc	1,144
200	*	Kinetic Concepts, Inc	8,234
300	*	Lamar Advertising Co	15,786
242	*	Lionbridge Technologies	1,914
100		Manpower, Inc	5,718
288	*	Matrixone, Inc	2,062
25,950		Microsoft Corp	706,100
544	*	Monster Worldwide, Inc	27,124
1,234		Moody’s Corp	88,182
200	*	NAVTEQ Corp	10,130
200	*	NCR Corp	8,358
900	*	Novell, Inc	6,912
86	*	Nuance Communications, Inc	1,016
900		Omnicom Group, Inc	74,925
100	*	Openwave Systems, Inc	2,158
12,787	*	Oracle Corp	175,054
371	*	Packeteer, Inc	4,304
300	*	Perot Systems Corp (Class A)	4,668
16	*	Priceline.com, Inc	397
300	*	Red Hat, Inc	8,394
600		Robert Half International, Inc	23,166
421		Sabre Holdings Corp	9,906
200	*	Salesforce.com, Inc	7,266
500	*	Sapient Corp	3,815
520	*	Spherion Corp	5,408
600		Startek, Inc	14,136
8,700	*	Sun Microsystems, Inc	44,631
3,119	*	Symantec Corp	52,493
170	*	Synopsys, Inc	3,800
700		Total System Services, Inc	13,944
165	*	Travelzoo, Inc	3,231
600	*	Unisys Corp	4,134
249		United Online, Inc	3,202
400	*	Valueclick, Inc	6,768
700	*	VeriSign, Inc	16,793

		TOTAL BUSINESS SERVICES	2,228,890

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE
CHEMICALS AND ALLIED PRODUCTS - 8.41%
2,802	*	Aastrom Biosciences, Inc	$5,688
200	*	Abgenix, Inc	4,500
100	*	Adolor Corp	2,380
1,900		Air Products & Chemicals, Inc	127,661
100	*	Alexion Pharmaceuticals, Inc	3,542
100	*	Alkermes, Inc	2,205
800		Allergan, Inc	86,800
100	*	American Pharmaceutical Partners, Inc	2,849
3,911	*	Amgen, Inc	284,525
200	*	Amylin Pharmaceuticals, Inc	9,790
200	*	Antigenics, Inc	548
200	*	Ariad Pharmaceuticals, Inc	1,316
100	*	Atherogenics, Inc	1,632
89	*	AVANIR Pharmaceuticals	1,301
1,000		Avery Dennison Corp	58,480
1,300		Avon Products, Inc	40,521
525	*	Barr Pharmaceuticals, Inc	33,065
600	*	Bentley Pharmaceuticals, Inc	7,890
200	*	Bioenvision, Inc	1,426
1,074	*	Biogen Idec, Inc	50,585
400	*	BioMarin Pharmaceuticals, Inc	5,368
100	*	Biosite, Inc	5,193
325		Cabot Corp	11,047
51	*	Cabot Microelectronics Corp	1,892
300	*	Cell Therapeutics, Inc	573
100	*	Cephalon, Inc	6,025
200	*	Chattem, Inc	7,530
339		Clorox Co	20,289
2,103		Colgate-Palmolive Co	120,081
200	*	Cubist Pharmaceuticals, Inc	4,594
300	*	CuraGen Corp	1,503
200		Dade Behring Holdings, Inc	7,142
504	*	Dendreon Corp	2,374
274		Diagnostic Products Corp	13,051
93	*	Digene Corp	3,636
518	*	Dov Pharmaceutical, Inc	8,278
3,076	*	Durect Corp	19,563
200	*	Dusa Pharmaceuticals, Inc	1,412
1,600		Ecolab, Inc	61,120
300	*	Encysive Pharmaceuticals, Inc	1,467
500	*	Endo Pharmaceuticals Holdings, Inc	16,405
1,100		Engelhard Corp	43,571
200	*	EPIX Pharmaceuticals, Inc	700
1,700	*	Forest Laboratories, Inc	75,871
808	*	Genzyme Corp	54,314
300	*	Geron Corp	2,493
1,594	*	Gilead Sciences, Inc	99,179
268		H.B. Fuller Co	13,759
300	*	Hi-Tech Pharmacal Co, Inc	8,460
500	*	Human Genome Sciences, Inc	5,435
200	*	ICOS Corp	4,410
500	*	Immunogen, Inc	2,170
261	*	Inverness Medical Innovations, Inc	7,499
100	*	Invitrogen Corp	7,013
435	*	Isis Pharmaceuticals, Inc	3,919
100	*	Ista Pharmaceuticals, Inc	635
1,196	*	King Pharmaceuticals, Inc	20,631

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE
100	*	Kos Pharmaceuticals, Inc	$4,777
300	*	KV Pharmaceutical Co (Class A)	7,236
100	*	Lexicon Genetics, Inc	554
300		Lubrizol Corp	12,855
200		Mannatech, Inc	3,476
300	*	Martek Biosciences Corp	9,849
200	*	Medarex, Inc	2,644
600		Medicis Pharmaceutical Corp (Class A)	19,560
668	*	Medimmune, Inc	24,435
8,994		Merck & Co, Inc	316,859
200	*	MGI Pharma, Inc	3,500
800	*	Millennium Pharmaceuticals, Inc	8,088
1,501		Mylan Laboratories, Inc	35,123
400	*	Nabi Biopharmaceuticals	2,256
118	*	Nastech Pharmaceutical Co, Inc	2,124
499		Natures Sunshine Products, Inc	6,238
300	*	Nektar Therapeutics	6,114
442	*	Noven Pharmaceuticals, Inc	7,960
100	*	NPS Pharmaceuticals, Inc	854
100	*	OSI Pharmaceuticals, Inc	3,210
1,100	*	Pain Therapeutics, Inc	11,957
200	*	Par Pharmaceutical Cos, Inc	5,636
200	*	PDL BioPharma, Inc	6,560
400	*	Penwest Pharmaceuticals Co	8,676
1,206		Perrigo Co	19,670
200	*	Pharmion Corp	3,604
200	*	Pozen, Inc	3,340
2,250		Praxair, Inc	124,087
10,356		Procter & Gamble Co	596,713
227	*	Progenics Pharmaceuticals, Inc	6,013
330	*	Renovis, Inc	7,036
1,335		Rohm & Haas Co	65,241
500		RPM International, Inc	8,970
450	*	Salix Pharmaceuticals Ltd	7,430
500	*	Seattle Genetics, Inc	2,580
200	*	Sepracor, Inc	9,762
500		Sigma-Aldrich Corp	32,895
1,817	*	StemCells, Inc	6,505
500	*	SuperGen, Inc	2,840
200	*	Tanox, Inc	3,884
58	*	United Therapeutics Corp	3,844
300		Valspar Corp	8,361
200	*	Vertex Pharmaceuticals, Inc	7,318
600	*	Watson Pharmaceuticals, Inc	17,244
529	*	Zymogenetics, Inc	11,437

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,854,621

COMMUNICATIONS - 5.15%
1,251		Alltel Corp	81,002
800	*	American Tower Corp (Class A)	24,256
13,411		AT&T, Inc	362,633
1,200	*	Avaya, Inc	13,560
6,300		BellSouth Corp	218,295
136	*	Broadwing Corp	2,005
100		Citizens Communications Co	1,327
1,121	*	Cogent Communications Group, Inc	10,930

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE
5,829	*	Comcast Corp (Class A)	$152,487
2,200	*	Comcast Corp (Special Class A)	57,464
1,119	*	Discovery Holding Co (Class A)	16,785
1,820	*	Liberty Global, Inc	37,255
15,496	*	Liberty Media Corp (Class A)	127,222
250		NTL, Inc	7,278
3,571	*	Sirius Satellite Radio, Inc	18,141
8,184		Sprint Nextel Corp	211,475
279	*	TiVo, Inc	2,017
600	*	Univision Communications, Inc (Class A)	20,682
10,976		Verizon Communications, Inc	373,842
400	*	XM Satellite Radio Holdings, Inc	8,908

		TOTAL COMMUNICATIONS	1,747,564

DEPOSITORY INSTITUTIONS - 9.85%
1,500		AmSouth Bancorp	40,575
3,100		BB&T Corp	121,520
1,023		CIT Group, Inc	54,751
800		Comerica, Inc	46,376
500		Commerce Bancorp, Inc	18,325
200		Compass Bancshares, Inc	10,122
3,400		Fifth Third Bancorp	133,824
200		First Horizon National Corp	8,330
200		Fremont General Corp	4,312
1,200		Golden West Financial Corp	81,480
13,000		JPMorgan Chase & Co	541,320
2,600		Keycorp	95,680
300		M&T Bank Corp	34,242
700		Marshall & Ilsley Corp	30,506
1,900		Mellon Financial Corp	67,640
3,954		National City Corp	137,995
577		New York Community Bancorp, Inc	10,109
2,259		North Fork Bancorporation, Inc	65,127
700		Northern Trust Corp	36,750
1,549		PNC Financial Services Group, Inc	104,263
520		Popular, Inc	10,795
2,864		Regions Financial Corp	100,727
600		Sovereign Bancorp, Inc	13,146
1,500		State Street Corp	90,645
2,000		SunTrust Banks, Inc	145,520
900		Synovus Financial Corp	24,381
300		UnionBanCal Corp	21,048
9,300		US Bancorp	283,650
6,500		Wachovia Corp	364,325
5,390		Washington Mutual, Inc	229,722
6,400		Wells Fargo & Co	408,768
100		Zions Bancorporation	8,273

		TOTAL DEPOSITORY INSTITUTIONS	3,344,247

EATING AND DRINKING PLACES - 1.22%
900		AFC Enterprises	12,510
400		Applebees International, Inc	9,820
100		CKE Restaurants, Inc	1,740
493		Darden Restaurants, Inc	20,227
6,366		McDonald’s Corp	218,736
241		Outback Steakhouse, Inc	10,604
3,234	*	Starbucks Corp	121,728
300		Wendy’s International, Inc	18,618

		TOTAL EATING AND DRINKING PLACES	413,983

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE
EDUCATIONAL SERVICES - 0.01%
100	*	Career Education Corp	$3,773

		TOTAL EDUCATIONAL SERVICES	3,773

ELECTRIC, GAS, AND SANITARY SERVICES - 5.10%
2,950	*	AES Corp	50,327
1,096		AGL Resources, Inc	39,511
1,233		Allete, Inc	57,458
800		Aqua America, Inc	22,256
3,459	*	Aquila, Inc	13,801
800		Atmos Energy Corp	21,064
2,028		Avista Corp	41,878
900		Black Hills Corp	30,600
500		Cascade Natural Gas Corp	9,850
400	*	Casella Waste Systems, Inc (Class A)	5,684
1,447		Cleco Corp	32,311
3,007		DPL, Inc	81,189
2,300		Empire District Electric Co	51,106
300		Energen Corp	10,500
2,200		Hawaiian Electric Industries, Inc	59,686
2,200		Idacorp, Inc	71,544
2,445		KeySpan Corp	99,927
1,615		Kinder Morgan, Inc	148,564
500		MGE Energy, Inc	16,590
2,000		National Fuel Gas Co	65,440
792		Nicor, Inc	31,331
4,686		NiSource, Inc	94,751
4,600		OGE Energy Corp	133,400
733		Otter Tail Corp	21,030
779		Peoples Energy Corp	27,763
4,300		Pepco Holdings, Inc	97,997
1,000		Piedmont Natural Gas Co, Inc	23,990
4,159		Puget Energy, Inc	88,088
826		Questar Corp	57,861
2,000	*	Sierra Pacific Resources	27,620
500		South Jersey Industries, Inc	13,635
400		Southern Union Co	9,932
400		UGI Corp	8,428
1,155		Unisource Energy Corp	35,228
550	*	Waste Connections, Inc	21,896
600		Western Gas Resources, Inc	28,950
287		WGL Holdings, Inc	8,731
3,378		Williams Cos, Inc	72,255

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,732,172

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.53%
257	*	ADC Telecommunications, Inc	6,577
1,162	*	Advanced Micro Devices, Inc	38,532
292	*	Agere Systems, Inc	4,392
1,000	*	Altera Corp	20,640
700		American Power Conversion Corp	16,177
1,100		Analog Devices, Inc	42,119
500	*	Artesyn Technologies, Inc	5,475
372	*	Audible, Inc	3,910
161		Baldor Electric Co	5,453
900	*	Broadcom Corp (Class A)	38,844
500	*	Brocade Communications Systems, Inc	3,340
240	*	C-COR, Inc	2,097

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE
1,400	*	Ciena Corp	$7,294
18,400	*	Cisco Systems, Inc	398,728
300	*	Comverse Technology, Inc	7,059
100	*	Ditech Communications Corp	1,045
3,178		Emerson Electric Co	265,776
23	*	EndWave Corp	338
900	*	Freescale Semiconductor, Inc (Class B)	24,993
100		Harman International Industries, Inc	11,113
300	*	Harmonic, Inc	1,911
20,009		Intel Corp	387,174
100		Intersil Corp (Class A)	2,892
389	*	Jabil Circuit, Inc	16,672
142	*	Kemet Corp	1,345
1,277	*	LSI Logic Corp	14,762
14,900	*	Lucent Technologies, Inc	45,445
900		Maxim Integrated Products, Inc	33,435
300	*	MEMC Electronic Materials, Inc	11,076
200		Microchip Technology, Inc	7,260
1,432	*	Micron Technology, Inc	21,079
800		Molex, Inc	26,560
7,700		Motorola, Inc	176,407
1,200		National Semiconductor Corp	33,408
200	*	Novatel Wireless, Inc	1,790
300	*	Nvidia Corp	17,178
1,800	*	Optical Communication Products, Inc	5,544
200	*	Power-One, Inc	1,440
5,000		Qualcomm, Inc	253,050
300		Standard Motor Products, Inc	2,664
400	*	Sycamore Networks, Inc	1,880
200		Teleflex, Inc	14,326
1,300	*	Tellabs, Inc	20,670
900	*	Terayon Communication Systems, Inc	1,647
4,974		Texas Instruments, Inc	161,506
338	*	Thomas & Betts Corp	17,366
110	*	Utstarcom, Inc	692
273	*	Vasco Data Security International	2,233
541	*	Vitesse Semiconductor Corp	1,937
100		Whirlpool Corp	9,147
800		Xilinx, Inc	20,368
625	*	Zhone Technologies, Inc	1,675

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,218,441

ENGINEERING AND MANAGEMENT SERVICES - 0.33%
500	*	Ceridian Corp	12,725
100	*	Covance, Inc	5,875
100	*	CV Therapeutics, Inc	2,208
400	*	deCODE genetics, Inc	3,468
87	*	Digitas, Inc	1,253
850		IMS Health, Inc	21,905
500	*	Nanogen, Inc	1,510
100	*	Nuvelo, Inc	1,782
1,352		Paychex, Inc	56,324
211	*	Regeneron Pharmaceuticals, Inc	3,509
100	*	Symyx Technologies, Inc	2,774

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	113,333

FABRICATED METAL PRODUCTS - 0.67%
400		Barnes Group, Inc	16,200
600	*	Global Power Equipment Group, Inc	2,310
2,001		Illinois Tool Works, Inc	192,716
300		Silgan Holdings, Inc	12,051
147		Snap-On, Inc	5,604

		TOTAL FABRICATED METAL PRODUCTS	228,881

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE
FOOD AND KINDRED PRODUCTS - 3.41%
1,403		Campbell Soup Co	$45,457
8,800		Coca-Cola Co	368,456
1,262		Coca-Cola Enterprises, Inc	25,669
1,600		General Mills, Inc	81,088
1,908		H.J. Heinz Co	72,351
964		Hershey Co	50,350
1,864		Kellogg Co	82,090
300		Pepsi Bottling Group, Inc	9,117
6,321		PepsiCo, Inc	365,291
900		Wrigley (Wm.) Jr Co	57,600

		TOTAL FOOD AND KINDRED PRODUCTS	1,157,469

FOOD STORES - 0.36%
1,673		Albertson’s, Inc	42,946
3,000		Kroger Co	61,080
400	*	Pathmark Stores, Inc	4,184
200		Whole Foods Market, Inc	13,288

		TOTAL FOOD STORES	121,498

FURNITURE AND FIXTURES - 0.74%
1,500	*	BE Aerospace, Inc	37,680
200		Hillenbrand Industries, Inc	10,998
1,200		Johnson Controls, Inc	91,116
700		Leggett & Platt, Inc	17,059
2,240		Masco Corp	72,777
867		Newell Rubbermaid, Inc	21,840

		TOTAL FURNITURE AND FIXTURES	251,470

FURNITURE AND HOMEFURNISHINGS STORES - 0.36%
865	*	Bed Bath & Beyond, Inc	33,216
1,050		Best Buy Co, Inc	58,726
500		Circuit City Stores, Inc	12,240
100	*	Mohawk Industries, Inc	8,072
200		RadioShack Corp	3,846
100		Williams-Sonoma, Inc	4,240

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	120,340

GENERAL BUILDING CONTRACTORS - 0.54%
100		Beazer Homes USA, Inc	6,570
400		Centex Corp	24,796
1,241		DR Horton, Inc	41,226
200		KB Home	12,996
400		Lennar Corp (Class A)	24,152
20		Lennar Corp (Class B)	1,116
1,100		Pulte Homes, Inc	42,262
200		Ryland Group, Inc	13,880
300		Standard-Pacific Corp	10,086
200	*	Toll Brothers, Inc	6,926

		TOTAL GENERAL BUILDING CONTRACTORS	184,010

GENERAL MERCHANDISE STORES - 1.36%
100	*	Big Lots, Inc	1,396
2,300		Costco Wholesale Corp	124,568
853		Dollar General Corp	15,072
700		Family Dollar Stores, Inc	18,620
900		JC Penney Co, Inc	54,369
500		Saks, Inc	9,650
3,600		Target Corp	187,236

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE
2,000		TJX Cos, Inc	$49,640

		TOTAL GENERAL MERCHANDISE STORES	460,551

HEALTH SERVICES - 0.68%
100	*	Apria Healthcare Group, Inc	2,298
1,287		Caremark Rx, Inc	63,295
225	*	Coventry Health Care, Inc	12,146
247	*	DaVita, Inc	14,872
100	*	Gentiva Health Services, Inc	1,821
1,100		Health Management Associates, Inc (Class A)	23,727
100		Hooper Holmes, Inc	289
200	*	Laboratory Corp of America Holdings	11,696
300	*	Lincare Holdings, Inc	11,688
200		Manor Care, Inc	8,870
1,165	*	Medco Health Solutions, Inc	66,661
200	*	Triad Hospitals, Inc	8,380
100		Universal Health Services, Inc (Class B)	5,079

		TOTAL HEALTH SERVICES	230,822

HOLDING AND OTHER INVESTMENT OFFICES - 2.81%
300		AMB Property Corp	16,281
799		American Capital Strategies Ltd	28,093
800		Anworth Mortgage Asset Corp	6,288
917		Archstone-Smith Trust	44,722
100		AvalonBay Communities, Inc	10,910
300		Boston Properties, Inc	27,975
800		Choice Hotels International, Inc	36,624
500		Crescent Real Estate Equities Co	10,535
500		Developers Diversified Realty Corp	27,375
890		Duke Realty Corp	33,776
3,646		Equity Office Properties Trust	122,433
1,718		Equity Residential	80,385
400		Friedman Billings Ramsey Group, Inc	3,752
400		General Growth Properties, Inc	19,548
400		Harris & Harris Group, Inc	5,580
300		Health Care Property Investors, Inc	8,520
900		Host Marriott Corp	19,260
700		HRPT Properties Trust	8,218
100	*	Interdigital Communications Corp	2,452
800		iStar Financial, Inc	30,624
1,200		Kimco Realty Corp	48,768
300		Liberty Property Trust	14,148
2,000		Luminent Mortgage Capital, Inc	16,220
900		MCG Capital Corp	12,699
400		New Plan Excel Realty Trust	10,376
800		Opteum, Inc	6,848
1,000		Prologis	53,500
600		Public Storage, Inc	48,738
1,000		Royal Gold, Inc	36,190
1,000		Simon Property Group, Inc	84,140
600		Vornado Realty Trust	57,600
489		Weingarten Realty Investors	19,927

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	952,505

HOTELS AND OTHER LODGING PLACES - 0.16%
500	*	Gaylord Entertainment Co	22,690
1,201	*	Great Wolf Resorts, Inc	13,920
1,200	*	Lodgian, Inc	16,668

		TOTAL HOTELS AND OTHER LODGING PLACES	53,278

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.46%
140	*	3Com Corp	717

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE
4,166		3M Co	$315,325
300	*	AGCO Corp	6,222
300		Alamo Group, Inc	6,642
900		American Standard Cos, Inc	38,574
2,142	*	Apple Computer, Inc	134,346
5,600		Applied Materials, Inc	98,056
400		Black & Decker Corp	34,756
100	*	Blue Coat Systems, Inc	2,174
200		Briggs & Stratton Corp	7,074
100	*	Cirrus Logic, Inc	848
334		Cummins, Inc	35,103
1,600		Deere & Co	126,480
7,100	*	Dell, Inc	211,296
6,841	*	EMC Corp	93,243
427	*	Emcore Corp	4,364
138	*	Emulex Corp	2,358
1,100	*	Finisar Corp	5,445
300	*	FMC Technologies, Inc	15,366
283		Graco, Inc	12,857
690	*	Grant Prideco, Inc	29,560
100		Gulf Island Fabrication, Inc	2,367
8,619		Hewlett-Packard Co	283,565
5,300		International Business Machines Corp	437,091
400		JLG Industries, Inc	12,316
1,295	*	Juniper Networks, Inc	24,760
74	*	Lam Research Corp	3,182
300	*	Lexmark International, Inc	13,614
77		Lincoln Electric Holdings, Inc	4,157
155	*	McData Corp (Class A)	716
1,600	*	MRV Communications, Inc	6,560
1,000	*	Network Appliance, Inc	36,030
400		Nordson Corp	19,944
236	*	Novellus Systems, Inc	5,664
300		Pall Corp	9,357
440	*	Palm, Inc	10,190
200		Pentair, Inc	8,150
300	*	SanDisk Corp	17,256
508	*	Semitool, Inc	5,776
688		Smith International, Inc	26,804
3,788	*	Solectron Corp	15,152
200		SPX Corp	10,684
600		Stanley Works	30,396
500		Tennant Co	26,160
83	*	TurboChef Technologies, Inc	1,013
139	*	Western Digital Corp	2,701

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,194,411

INSTRUMENTS AND RELATED PRODUCTS - 5.52%
100	*	Affymetrix, Inc	3,293
312		Ametek, Inc	14,027
1,300		Applera Corp (Applied Biosystems Group)	35,282
400		Bard (C.R.), Inc	27,124
283		Bausch & Lomb, Inc	18,027
3,100		Baxter International, Inc	120,311
200		Beckman Coulter, Inc	10,914
1,300		Becton Dickinson & Co	80,054
1,100		Biomet, Inc	39,072
2,420	*	Boston Scientific Corp	55,781
200	*	Bruker BioSciences Corp	1,080
100	*	Cytyc Corp	2,818
300		Dentsply International, Inc	17,445
100	*	Edwards Lifesciences Corp	4,350

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE
100	*	FARO Technologies, Inc	$1,425
256	*	Fisher Scientific International, Inc	17,421
1,140		Guidant Corp	88,988
1,850	*	Innovative Solutions & Support, Inc	24,050
11,136		Johnson & Johnson	659,474
500		Kla-Tencor Corp	24,180
200	*	Lexar Media, Inc	1,716
200	*	Luminex Corp	2,972
4,566		Medtronic, Inc	231,725
200	*	Millipore Corp	14,612
71	*	MKS Instruments, Inc	1,664
200		Movado Group, Inc	4,616
100		Oakley, Inc	1,702
200	*	OraSure Technologies, Inc	2,060
900		PerkinElmer, Inc	21,123
1,200		Pitney Bowes, Inc	51,516
1,400	*	St. Jude Medical, Inc	57,400
1,400		Stryker Corp	62,076
300		Tektronix, Inc	10,713
700	*	Thermo Electron Corp	25,963
300	*	TriPath Imaging, Inc	2,094
400	*	Varian Medical Systems, Inc	22,464
300	*	Waters Corp	12,945
2,673	*	Xerox Corp	40,630
900	*	Zimmer Holdings, Inc	60,840

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,873,947

INSURANCE AGENTS, BROKERS AND SERVICE - 0.86%
200		Brown & Brown, Inc	6,640
1,000		Crawford & Co (Class B)	6,000
100		Erie Indemnity Co (Class A)	5,264
400	*	Express Scripts, Inc	35,160
600		Gallagher (Arthur J.) & Co	16,686
1,749		Hartford Financial Services Group, Inc	140,882
2,800		Marsh & McLennan Cos, Inc	82,208

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	292,840

INSURANCE CARRIERS - 5.78%
1,964		Aetna, Inc	96,511
2,900		Aflac, Inc	130,877
87	*	Alleghany Corp	25,186
700		Ambac Financial Group, Inc	55,720
400		American Financial Group, Inc	16,644
1,400		Chubb Corp	133,616
500		Cigna Corp	65,310
2,061		Cincinnati Financial Corp	86,706
769		Fidelity National Financial, Inc	27,323
200		First American Corp	7,832
400		HCC Insurance Holdings, Inc	13,920
200	*	Health Net, Inc	10,164
600	*	Humana, Inc	31,590
800		Jefferson-Pilot Corp	44,752
1,300		Lincoln National Corp	70,967
700		MBIA, Inc	42,091
200		Mercury General Corp	10,980
300		MGIC Investment Corp	19,989
300		Nationwide Financial Services, Inc (Class A)	12,906
468		Phoenix Cos, Inc	7,628
100	*	PMA Capital Corp (Class A)	1,018

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE
200		PMI Group, Inc	$9,184
1,800		Principal Financial Group	87,840
900		Progressive Corp	93,834
300		Protective Life Corp	14,922
2,550		Prudential Financial, Inc	193,316
100		Radian Group, Inc	6,025
800		Safeco Corp	40,168
3,716		St. Paul Travelers Cos, Inc	155,292
4,464		UnitedHealth Group, Inc	249,359
1,200		UnumProvident Corp	24,576
200		W.R. Berkley Corp	11,612
2,112	*	WellPoint, Inc	163,532

		TOTAL INSURANCE CARRIERS	1,961,390

LEATHER AND LEATHER PRODUCTS - 0.10%
904	*	Coach, Inc	31,260
200		Stride Rite Corp	2,896

		TOTAL LEATHER AND LEATHER PRODUCTS	34,156

LUMBER AND WOOD PRODUCTS - 0.02%
400	*	Champion Enterprises, Inc	5,984

		TOTAL LUMBER AND WOOD PRODUCTS	5,984

METAL MINING - 0.06%
234		Cleveland-Cliffs, Inc	20,386

		TOTAL METAL MINING	20,386

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
200		Callaway Golf Co	3,440
271	*	K2, Inc	3,401
2,242		Mattel, Inc	40,647

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	47,488

MISCELLANEOUS RETAIL - 1.18%
886	*	Amazon.com, Inc	32,348
100		CDW Corp	5,885
3,000		CVS Corp	89,610
200		Michaels Stores, Inc	7,516
700	*	Office Depot, Inc	26,068
200		Petsmart, Inc	5,628
2,460		Staples, Inc	62,779
300		Tiffany & Co	11,262
3,700		Walgreen Co	159,581

		TOTAL MISCELLANEOUS RETAIL	400,677

MOTION PICTURES - 1.71%
400		Carmike Cinemas, Inc	9,652
200		Marcus Corp	3,990
200	*	Pixar	12,828
200		Regal Entertainment Group (Class A)	3,762
17,964		Time Warner, Inc	301,616
8,967		Walt Disney Co	250,090

		TOTAL MOTION PICTURES	581,938

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE
NONDEPOSITORY INSTITUTIONS - 3.06%
200		Advanta Corp (Class A)	$6,818
1,640		Allied Capital Corp	50,184
4,653		American Express Co	244,515
300	*	AmeriCredit Corp	9,219
1,000		Beverly Hills Bancorp, Inc	10,600
1,250		Capital One Financial Corp	100,650
500		CapitalSource, Inc	12,440
138	*	CompuCredit Corp	5,080
2,300		Countrywide Financial Corp	84,410
800		Doral Financial Corp	9,240
3,500		Fannie Mae	179,900
100		First Marblehead Corp	4,325
3,200		Freddie Mac	195,200
300		IndyMac Bancorp, Inc	12,279
2,200		SLM Corp	114,268

		TOTAL NONDEPOSITORY INSTITUTIONS	1,039,128

NONMETALLIC MINERALS, EXCEPT FUELS - 0.28%
900		AMCOL International Corp	25,920
150		CARBO Ceramics, Inc	8,536
700		Vulcan Materials Co	60,655

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	95,111

OIL AND GAS EXTRACTION - 4.75%
2,106		Anadarko Petroleum Corp	212,727
2,702		Apache Corp	177,008
177	*	Atlas America, Inc	8,462
200		Berry Petroleum Co (Class A)	13,690
500		Cabot Oil & Gas Corp (Class A)	23,965
600	*	Callon Petroleum Co	12,612
400	*	Cheniere Energy, Inc	16,228
1,191		Chesapeake Energy Corp	37,409
415		Cimarex Energy Co	17,953
174	*	Clayton Williams Energy, Inc	7,120
200	*	Comstock Resources, Inc	5,938
700	*	Cooper Cameron Corp	30,856
200		Crosstex Energy, Inc	15,490
300	*	Delta Petroleum Corp	6,306
1,200	*	Denbury Resources, Inc	38,004
3,434		Devon Energy Corp	210,058
400	*	Edge Petroleum Corp	9,992
300	*	Encore Acquisition Co	9,300
500	*	Energy Partners Ltd	11,790
800		ENSCO International, Inc	41,160
1,900		Equitable Resources, Inc	69,369
399	*	Forest Oil Corp	14,835
500	*	FX Energy, Inc	2,615
900	*	Global Industries Ltd	13,041
1,800	*	Grey Wolf, Inc	13,392
200	*	Harvest Natural Resources, Inc	1,944
400	*	Helix Energy Solutions Group, Inc	15,160
404		Helmerich & Payne, Inc	28,207
118	*	Houston Exploration Co	6,219
500	*	KCS Energy, Inc	13,000
1,100	*	Meridian Resource Corp	4,455
483	*	National Oilwell Varco, Inc	30,970
600	*	Newfield Exploration Co	25,140
1,554		Noble Energy, Inc	68,252
929	*	PetroHawk Energy Corp	12,727
200	*	Petroleum Development Corp	9,072
1,009		Pioneer Natural Resources Co	44,648
529	*	Plains Exploration & Production Co	20,441

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE
500		Pogo Producing Co	$25,125
1,100	*	Pride International, Inc	34,298
400	*	Quicksilver Resources, Inc	15,464
600		Range Resources Corp	16,386
300	*	Remington Oil & Gas Corp	12,966
359		Rowan Cos, Inc	15,782
500		St. Mary Land & Exploration Co	20,415
100	*	Stone Energy Corp	4,413
400	*	Swift Energy Co	14,984
104	*	Toreador Resources Corp	3,235
300	*	Unit Corp	16,725
200	*	Veritas DGC, Inc	9,078
500		W&T Offshore, Inc	20,155
300	*	Whiting Petroleum Corp	12,297
2,137		XTO Energy, Inc	93,109

		TOTAL OIL AND GAS EXTRACTION	1,613,987

PAPER AND ALLIED PRODUCTS - 0.78%
400		Bemis Co	12,632
400		Bowater, Inc	11,832
2,200		Kimberly-Clark Corp	127,160
1,800		MeadWestvaco Corp	49,158
300		Packaging Corp of America	6,732
1,000		Sonoco Products Co	33,870
500		Temple-Inland, Inc	22,275

		TOTAL PAPER AND ALLIED PRODUCTS	263,659

PERSONAL SERVICES - 0.00% **
100		Stewart Enterprises, Inc (Class A)	571

		TOTAL PERSONAL SERVICES	571

PETROLEUM AND COAL PRODUCTS - 1.15%
1,576		EOG Resources, Inc	113,472
512		Frontier Oil Corp	30,387
400	*	Giant Industries, Inc	27,816
148	*	Headwaters, Inc	5,889
900		Sunoco, Inc	69,813
2,400		Valero Energy Corp	143,472

		TOTAL PETROLEUM AND COAL PRODUCTS	390,849

PIPELINES, EXCEPT NATURAL GAS - 0.09%
2,991	*	Transmontaigne, Inc	29,342

		TOTAL PIPELINES, EXCEPT NATURAL GAS	29,342

PRIMARY METAL INDUSTRIES - 1.32%
400	*	Aleris International, Inc	19,228
555	*	Andrew Corp	6,815
689	*	Century Aluminum Co	29,248
4,227	*	Corning, Inc	113,749
258		Dynamic Materials Corp	9,195
150		Gibraltar Industries, Inc	4,419
300		Hubbell, Inc (Class B)	15,378
300	*	Lone Star Technologies, Inc	16,623
100	*	Maverick Tube Corp	5,299
197		Mueller Industries, Inc	7,031
500	*	NS Group, Inc	23,015
1,080		Nucor Corp	113,173
100		Quanex Corp	6,663

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE
259		Steel Dynamics, Inc	$14,693
300		Steel Technologies, Inc	7,290
600	*	Superior Essex, Inc	15,264
400	*	Wheeling-Pittsburgh Corp	7,344
1,705		Worthington Industries, Inc	34,202

		TOTAL PRIMARY METAL INDUSTRIES	448,629

PRINTING AND PUBLISHING - 1.03%
200		Dow Jones & Co, Inc	7,860
200	*	Dun & Bradstreet Corp	15,336
400		EW Scripps Co	17,884
2,186		McGraw-Hill Cos, Inc	125,957
522		New York Times Co (Class A)	13,212
72	*	R.H. Donnelley Corp	4,193
1,000		R.R. Donnelley & Sons Co	32,720
1,975		Tribune Co	54,174
100		Washington Post Co (Class B)	77,675

		TOTAL PRINTING AND PUBLISHING	349,011

RAILROAD TRANSPORTATION - 0.54%
500	*	Kansas City Southern Industries, Inc	12,350
3,185		Norfolk Southern Corp	172,213

		TOTAL RAILROAD TRANSPORTATION	184,563

REAL ESTATE - 0.01%
200		Resource America, Inc (Class A)	3,984

		TOTAL REAL ESTATE	3,984

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.07%
200		Cooper Tire & Rubber Co	2,868
241	*	Entegris, Inc	2,564
100	*	Jacuzzi Brands, Inc	983
170		Sealed Air Corp	9,838
500		Tredegar Corp	7,955

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	24,208

SECURITY AND COMMODITY BROKERS - 3.07%
300		A.G. Edwards. Inc	14,958
341	*	Bankrate, Inc	14,854
271	*	BISYS Group, Inc	3,653
4,100		Charles Schwab Corp	70,561
100		Chicago Mercantile Exchange Holdings, Inc	44,750
200		Eaton Vance Corp	5,476
300		Federated Investors, Inc (Class B)	11,715
1,300		Franklin Resources, Inc	122,512
1,810		Goldman Sachs Group, Inc	284,098
500		Janus Capital Group, Inc	11,585
300		Legg Mason, Inc	37,599
4,336		Merrill Lynch & Co, Inc	341,503
69	*	Piper Jaffray Cos	3,795
300		SEI Investments Co	12,159
600		T Rowe Price Group, Inc	46,926
811		TD Ameritrade Holding Corp	16,926

		TOTAL SECURITY AND COMMODITY BROKERS	1,043,070

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE
SPECIAL TRADE CONTRACTORS - 0.02%
518	*	Quanta Services, Inc	$8,298

		TOTAL SPECIAL TRADE CONTRACTORS	8,298

STONE, CLAY, AND GLASS PRODUCTS - 0.05%
100		Apogee Enterprises, Inc	1,688
12		Eagle Materials, Inc	765
42		Eagle Materials, Inc (Class B)	2,679
200		Florida Rock Industries, Inc	11,244

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	16,376

TRANSPORTATION BY AIR - 0.74%
200	*	Airtran Holdings, Inc	3,622
945	*	AMR Corp	25,562
700	*	Continental Airlines, Inc (Class B)	18,830
1,038		FedEx Corp	117,232
321	*	Frontier Airlines, Inc	2,472
225	*	JetBlue Airways Corp	2,412
390	*	Mesa Air Group, Inc	4,462
267		Skywest, Inc	7,815
3,789		Southwest Airlines Co	68,164

		TOTAL TRANSPORTATION BY AIR	250,571

TRANSPORTATION EQUIPMENT - 0.73%
200		American Axle & Manufacturing Holdings, Inc	3,426
400		ArvinMeritor, Inc	5,964
800		Autoliv, Inc	45,264
100		BorgWarner, Inc	6,004
558		Brunswick Corp	21,684
904	*	Fleetwood Enterprises, Inc	10,098
400		Gentex Corp	6,984
1,329		Harley-Davidson, Inc	68,949
230		Harsco Corp	19,003
292		Modine Manufacturing Co	8,614
504	*	Quantum Fuel Systems Technologies Worldwide, Inc	1,804
200		Superior Industries International, Inc	3,872
800	*	Tenneco, Inc	17,352
400	*	TRW Automotive Holdings Corp	9,320
1,400	*	Visteon Corp	6,440
141		Wabash National Corp	2,785
300		Westinghouse Air Brake Technologies Corp	9,780

		TOTAL TRANSPORTATION EQUIPMENT	247,343

TRANSPORTATION SERVICES - 0.17%
500		GATX Corp	20,645
1,244	*	IAC/InterActiveCorp	36,661

		TOTAL TRANSPORTATION SERVICES	57,306

TRUCKING AND WAREHOUSING - 0.71%
3,044		United Parcel Service, Inc (Class B)	241,633

		TOTAL TRUCKING AND WAREHOUSING	241,633

WATER TRANSPORTATION - 0.15%
400	*	Gulfmark Offshore, Inc	11,120

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE
300	*	Hornbeck Offshore Services, Inc	$10,821
500		Tidewater, Inc	27,615

		TOTAL WATER TRANSPORTATION	49,556

WHOLESALE TRADE-DURABLE GOODS - 1.05%
900		Adesa, Inc	24,066
177	*	Advanced Medical Optics, Inc	8,255
1,100	*	Aviall, Inc	41,888
400		Castle (A.M.) & Co	11,800
360		Commercial Metals Co	19,256
1,400		Genuine Parts Co	61,362
200		IKON Office Solutions, Inc	2,850
100	*	Ingram Micro, Inc (Class A)	2,000
400		Metal Management, Inc	12,660
300		Omnicare, Inc	16,497
400	*	Patterson Cos, Inc	14,080
450		Reliance Steel & Aluminum Co	42,264
1,005		Ryerson Tull, Inc	26,894
672		Schnitzer Steel Industries, Inc (Class A)	28,795
600		W.W. Grainger, Inc	45,210

		TOTAL WHOLESALE TRADE-DURABLE GOODS	357,877

WHOLESALE TRADE-NONDURABLE GOODS - 1.64%
600	*	Allscripts Healthcare Solutions, Inc	10,986
2,394		Cardinal Health, Inc	178,401
532	*	First Horizon Pharmaceutical Corp	13,412
1,500		McKesson Corp	78,195
1,200		Nike, Inc (Class B)	102,120
1,808		Safeway, Inc	45,417
300		Supervalu, Inc	9,246
2,576		Sysco Corp	82,561
880		World Fuel Services Corp	35,587

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	555,925

		TOTAL COMMON STOCKS (Cost $32,739,904)	33,872,830

		TOTAL PORTFOLIO - 99.76% (Cost $32,739,904)	33,872,830
		OTHER ASSETS & LIABILITIES, NET - 0.24%	82,019

		NET ASSETS - 100.00%	$33,954,849

*	Non-income producing

**	Percentage represents less than 0.01%

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

STATEMENT OF INVESTMENTS (Unaudited)

March 31, 2006

SHARES			VALUE
COMMON STOCKS - 99.53%
HOLDING AND OTHER INVESTMENT OFFICES - 92.46%
9,700		Affordable Residential Communities	$101,850
9,280		Alexandria Real Estate Equities, Inc	884,662
22,400		AMB Property Corp	1,215,648
32,715		American Financial Realty Trust	381,130
50,500		Archstone-Smith Trust	2,462,885
17,000		AvalonBay Communities, Inc	1,854,700
21,000		BioMed Realty Trust, Inc	622,440
22,500		BNP Residential Properties, Inc	378,000
45,500		Boston Properties, Inc	4,242,875
13,500		BRE Properties, Inc (Class A)	756,000
6,500		CarrAmerica Realty Corp	289,965
14,900		CBL & Associates Properties, Inc	632,505
25,000	f,v	CBRE Realty Finance, Inc	375,000
10,000		Cedar Shopping Centers, Inc	158,400
38,177		Cogdell Spencer, Inc	813,934
14,000		Columbia Equity Trust, Inc	246,120
9,500		Corporate Office Properties Trust	434,530
15,000	f,v	Crystal River Capital, Inc	375,000
25,000	f,v*	Deerfield Triarc Capital Corp	337,250
19,000		Developers Diversified Realty Corp	1,040,250
14,000		DiamondRock Hospitality Co	193,340
25,000	f,v	DiamondRock Hospitality Co	345,250
17,000		Duke Realty Corp	645,150
11,375		EastGroup Properties, Inc	539,630
65,000		Education Realty Trust, Inc	994,500
18,560		Equity Office Properties Trust	623,245
13,000		Equity One, Inc	319,280
76,100		Equity Residential	3,560,719
7,000		Essex Property Trust, Inc	761,110
60,000		Extra Space Storage, Inc	1,031,400
18,000		Federal Realty Investment Trust	1,353,600
56,000		Feldman Mall Properties, Inc	686,000
23,000		First Potomac Realty Trust	649,750
46,000		General Growth Properties, Inc	2,248,020
18,000		Glenborough Realty Trust, Inc	391,500
9,057		GMH Communities Trust	105,423
20,000	f,v*	GSC Capital Corp	500,000
55,607		Hersha Hospitality Trust	544,393
38,000		Highland Hospitality Corp	482,980
57,062		HomeBanc Corp	501,575
64,000		Host Marriott Corp	1,369,600
40,423		iShares Cohen & Steers Realty Majors Index Fund	3,472,336
33,518		iShares Dow Jones US Real Estate Index Fund	2,463,573
337,080	*	Jameson Inns, Inc	825,846
6,900		Kilroy Realty Corp	533,094
53,300		Kimco Realty Corp	2,166,112
7,000		Kite Realty Group Trust	111,650
12,500		KKR Financial Corp	280,375
7,700		LaSalle Hotel Properties	315,700
9,500		Lexington Corporate Properties Trust	198,075
7,500		Liberty Property Trust	353,700
15,000		LTC Properties, Inc	348,900
31,000		Macerich Co	2,292,450
10,000		Mack-Cali Realty Corp	480,000
45,000		Medical Properties Trust, Inc	486,000
12,700		Mills Corp	355,600
64,529		Monmouth REIT (Class A)	543,334
12,000		New Plan Excel Realty Trust	311,280
10,500		Pan Pacific Retail Properties, Inc	744,450
7,350		Parkway Properties, Inc	321,048

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES			VALUE
30,000	f,v*	People’s Choice Financial Corp	$300,000
67,401		Prologis	3,605,953
30,400		Public Storage, Inc	2,469,392
23,400		Reckson Associates Realty Corp	1,072,188
14,700		Regency Centers Corp	987,693
32,071		Republic Property Trust	377,476
51,900		Simon Property Group, Inc	4,366,866
17,100		SL Green Realty Corp	1,735,650
9,500		Taubman Centers, Inc	395,865
13,000		Town & Country Trust	527,670
45,000		Trizec Properties, Inc	1,157,850
32,300		United Dominion Realty Trust, Inc	921,842
12,900		U-Store-It Trust	259,935
48,500		Vornado Realty Trust	4,656,000
20,900		Weingarten Realty Investors	851,675

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	75,739,187

HOTELS AND OTHER LODGING PLACES - 4.65%
19,863	*	Lodgian, Inc	275,897
52,200	*	Starwood Hotels & Resorts Worldwide, Inc	3,535,506

		TOTAL HOTELS AND OTHER LODGING PLACES	3,811,403

REAL ESTATE - 2.42%
40,000	f,v*	Asset Capital Corp, Inc	340,000
48,000	*	Brookfield Properties Corp	1,639,200

		TOTAL REAL ESTATE	1,979,200

		TOTAL COMMON STOCKS
		(Cost $70,303,636)	81,529,790

PRINCIPAL
SHORT-TERM INVESTMENTS - 0.22%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.22%
$180,000		Federal National Mortgage Association 4.650%, 04/03/06	180,000

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	180,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $179,953)	180,000

		TOTAL PORTFOLIO - 99.75%
		(Cost $70,483,589)	81,709,790
		OTHER ASSETS & LIABILITIES, NET - 0.25%	201,223

		NET ASSETS - 100.00%	$81,911,013

*	Non-income producing

f	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transaction exempt from registration to qualified institutional buyers.

At March 31, 2006, the value of these securities amounted to $2,572,500 or 3.14% of net assets.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

Restricted securities held by the Fund are as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST	VALUE
Asset Capital Corp, Inc	06/23/05	$340,000	$340,000
CBRE Realty Finance, Inc	06/02/05	375,000	375,000
Crystal River Capital, Inc	03/09/05	375,000	375,000
GSC Capital Corp	06/24/05	500,000	500,000
People’s Choice Financial Corp	12/21/04	300,000	300,000

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

STATEMENT OF INVESTMENTS (Unaudited)

March 31, 2006

PRINCIPAL			RATE	MATURITY DATE	MOODY’S RATING	VALUE
BONDS - 97.65%
CORPORATE BONDS - 32.73%
ASSET BACKED - 15.34%
$ 400,000		Centex Home Equity Series 2004-C (Class AF5)	5.980%	06/25/34	Aaa	$389,726
749,092		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	745,857
500,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	484,122
250,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	245,658
288,746		Countrywide Home Loan Mortgage Pass Through Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	283,043
250,000	v	GMAC Mortgage Corp Loan Trust 2006-HLTV A3	5.590	03/01/30	Aaa	249,180
250,000	v	GMAC Mortgage Corp Loan Trust 2006-HLTV A4	5.810	03/01/36	Aaa	248,633
100,000		Morgan Stanley Capital I Series 2006-HQ8 (Class AJ)	5.641	03/12/44	Aaa	99,013
100,000	v	Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	99,609
1,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	995,393
2,801,535		TRAINS	5.940	01/25/07	A3	2,802,180
3,420,000		TRAINS	6.962	01/15/12	A3	3,602,047

		TOTAL ASSET BACKED				10,244,461

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.15%
100,000		Home Depot, Inc	5.400	03/01/16	Aa3	98,697

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				98,697

CHEMICALS AND ALLIED PRODUCTS - 0.43%
100,000		Genentech, Inc	5.250	07/15/35	A1	89,790
100,000		Lubrizol Corp	5.500	10/01/14	Baa3	97,011
100,000		Procter & Gamble Co	4.950	08/15/14	Aa3	96,713

		TOTAL CHEMICALS AND ALLIED PRODUCTS				283,514

COMMUNICATIONS - 1.72%
100,000		AT&T, Inc	6.150	09/15/34	A2	95,073
100,000		BellSouth Corp	6.875	10/15/31	A2	103,581
100,000		Comcast Corp	6.500	11/15/35	Baa2	96,890
100,000		COX Communications, Inc	5.450	12/15/14	Baa3	94,725
100,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	119,748
100,000		New Cingular Wireless Services, Inc	8.750	03/01/31	Baa2	126,497
100,000		Sprint Capital Corp	8.750	03/15/32	Baa2	124,868
100,000		Telecom Italia Capital S.A.	6.375	11/15/33	Baa2	94,688
100,000		Verizon Global Funding Corp	7.375	09/01/12	A3	108,037
100,000		Verizon Global Funding Corp	5.850	09/15/35	A3	89,680
100,000		Vodafone Group plc	6.250	11/30/32	A2	97,420

		TOTAL COMMUNICATIONS				1,151,207

DEPOSITORY INSTITUTIONS - 2.12%
100,000		Bank of America Corp	4.750	08/15/13	Aa3	95,131
100,000		Bank One Corp	5.900	11/15/11	A1	101,884
212,000		Citigroup, Inc	5.000	09/15/14	Aa2	202,788
200,000		Citigroup, Inc	5.875	02/22/33	Aa2	193,993
250,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	240,902

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		RATE	MATURITY DATE	MOODY’S RATING	VALUE
100,000	MBNA America Bank NA	4.625	08/03/09	Aa1	$97,820
100,000	US Bancorp	4.500	07/29/10	Aa2	96,582
100,000	Wachovia Corp	5.250	08/01/14	A1	96,890
100,000	Washington Mutual Bank/Seattle WA	4.500	08/25/08	A2	98,101
100,000	Wells Fargo & Co	4.950	10/16/13	Aa2	96,203
100,000	Zions Bancorporation	5.500	11/16/15	Baa1	97,350

	TOTAL DEPOSITORY INSTITUTIONS				1,417,644

ELECTRIC, GAS, AND SANITARY SERVICES - 0.86%
100,000	Atmos Energy Corp	4.000	10/15/09	Baa3	95,036
100,000	Consolidated Edison Co of New York	5.375	12/15/15	A1	97,930
100,000	FirstEnergy Corp	6.450	11/15/11	Baa3	103,487
100,000	Florida Power & Light Co	4.850	02/01/13	Aa3	96,314
100,000	Southern California Edison Co	5.350	07/15/35	A3	90,022
100,000	Virginia Electric and Power Co	4.750	03/01/13	Baa1	94,174

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				576,963

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.15%
100,000	Cisco Systems, Inc	5.250	02/22/11	A1	99,127

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				99,127

FOOD AND KINDRED PRODUCTS - 0.14%
100,000	Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	93,294

	TOTAL FOOD AND KINDRED PRODUCTS				93,294

GENERAL BUILDING CONTRACTORS - 0.14%
100,000	Centex Corp	5.250	06/15/15	Baa2	92,719

	TOTAL GENERAL BUILDING CONTRACTORS				92,719

GENERAL MERCHANDISE STORES - 0.47%
220,000	Sears Roebuck Acceptance	6.750	08/15/11	Ba1	216,914
100,000	Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	94,743

	TOTAL GENERAL MERCHANDISE STORES				311,657

HEALTH SERVICES - 0.15%
100,000	Laboratory Corp of America Holdings	5.625	12/15/15	Baa3	97,669

	TOTAL HEALTH SERVICES				97,669

HOLDING AND OTHER INVESTMENT OFFICES - 0.15%
100,000	iStar Financial, Inc	5.700	03/01/14	Baa2	97,519

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES				97,519

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.28%
200,000	Caterpillar Financial Services Corp	2.700	07/15/08	A2	189,037

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				189,037

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL			RATE	MATURITY DATE	MOODY’S RATING	VALUE
INSTRUMENTS AND RELATED PRODUCTS - 0.14%
100,000		Medtronic, Inc	4.750	09/15/15	A1	$93,800

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				93,800

INSURANCE CARRIERS - 0.58%
100,000		American International Group, Inc	5.050	10/01/15	Aa2	95,119
100,000		Metlife, Inc	5.000	06/15/15	A2	94,872
100,000		Travelers Property Casualty Corp	6.375	03/15/33	A3	100,922
100,000		WellPoint, Inc	5.000	01/15/11	Baa1	97,770

		TOTAL INSURANCE CARRIERS				388,683

METAL MINING - 0.28%
100,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	94,284
100,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	93,575

		TOTAL METAL MINING				187,859

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
100,000	g	Controladora Mabe SA CV	6.500	12/15/15	NR	97,523

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				97,523

MOTION PICTURES - 0.29%
100,000		News America, Inc	5.300	12/15/14	Baa2	96,259
100,000		Historic TW, Inc	6.625	05/15/29	Baa2	97,588

		TOTAL MOTION PICTURES				193,847

NONDEPOSITORY INSTITUTIONS - 1.98%
220,000		Ford Motor Credit Co	6.500	01/25/07	Ba2	219,158
100,000		General Electric Capital Corp	5.875	02/15/12	Aaa	101,937
100,000		HSBC Finance Corp	4.125	11/16/09	Aa3	95,549
200,000		HSBC Finance Corp	5.500	01/19/16	Aa3	195,060
100,000		John Deere Capital Corp	7.000	03/15/12	A3	107,301
100,000		Kreditanstalt fuer Wiederaufbau	5.125	03/14/16	Aaa	99,175
100,000		MBNA Corp	6.125	03/01/13	Aa2	103,242
100,000		Residential Capital Corp	6.125	11/21/08	Baa3	100,047
100,000		Residential Capital Corp	6.875	06/30/15	Baa3	104,304
100,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	94,861
100,000		Wachovia Capital Trust III	5.800	12/30/49	A2	98,248

		TOTAL NONDEPOSITORY INSTITUTIONS				1,318,882

OIL AND GAS EXTRACTION - 0.63%
100,000	h	Baker Hughes, Inc	6.875	01/15/29	A2	112,758
100,000		Burlington Resources Finance Co	7.200	08/15/31	A3	116,645
100,000		Petro-Canada	5.950	05/15/35	Baa2	95,821
100,000		XTO Energy, Inc	6.100	04/01/36	Baa3	97,804

		TOTAL OIL AND GAS EXTRACTION				423,028

OTHER MORTGAGE BACKED SECURITIES - 3.89%
25,000		Banc of America Commercial Mortgage, Inc Series 2005-6 (Class AJ)	5.182	09/10/47	Aaa	24,201
626,657		Bank of America Alternative Loan Trust Series 2004-7 (Class 2A1)	6.000	08/25/34	NR	621,958

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		RATE	MATURITY DATE	MOODY’S RATING	VALUE
90,000	Bear Stearns Commercial Mortgage Securities Series 2005-PW10 (Class AJ)	5.458	12/11/40	Aaa	$89,036
100,000	Bear Stearns Commercial Mortgage Securities Series 2006-PW11 (Class A4)	5.626	03/11/39	NR	99,779
50,000	Countrywide Alternative Loan Trust Series 2005-J8 (Class 1A5)	5.500	07/25/35	Aaa	47,625
100,000	Credit Suisse Mortgage Capital Certificates Series 2006-C1 (Class A4)	5.609	02/15/39	Aaa	99,779
154,974	First Horizon Asset Securities, Inc Series 2003-9 (Class 1A4)	5.500	11/25/33	NR	153,150
750,000	JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	746,235
500,000	Merrill Lynch Mortgage Trust Series 2004-BPC1 (Class AJ)	4.922	10/12/41	NR	474,216
55,000	Merrill Lynch Mortgage Trust Series 2005-LC1 (Class A4)	5.291	01/12/44	Aaa	53,786
75,000	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1 (Class A4)	5.621	02/12/39	NR	74,583
50,000	Morgan Stanley Capital I Series 2006-T21 (Class AJ)	5.273	10/12/52	Aaa	48,433
67,576	Wells Fargo Mortgage Backed Securities Trust Series 2005-5 (Class 1A1)	5.000	05/25/20	Aaa	65,380

	TOTAL OTHER MORTGAGE BACKED SECURITIES				2,598,161

PAPER AND ALLIED PRODUCTS - 0.14%
100,000	Bemis Co	4.875	04/01/12	Baa1	94,868

	TOTAL PAPER AND ALLIED PRODUCTS				94,868

PETROLEUM AND COAL PRODUCTS - 0.15%
100,000	ConocoPhillips	5.900	10/15/32	A1	100,088

	TOTAL PETROLEUM AND COAL PRODUCTS				100,088

PIPELINES, EXCEPT NATURAL GAS - 0.29%
100,000	Enterprise Products Operating Lp	4.000	10/15/07	Baa3	97,849
100,000	TransCanada Corp	5.850	03/15/36	A2	97,881

	TOTAL PIPELINES, EXCEPT NATURAL GAS				195,730

PRIMARY METAL INDUSTRIES - 0.14%
100,000	Alcan, Inc	5.000	06/01/15	Baa1	94,344

	TOTAL PRIMARY METAL INDUSTRIES				94,344

PRINTING AND PUBLISHING - 0.16%
100,000	CBS Corp	7.700	07/30/10	Baa3	106,920

	TOTAL PRINTING AND PUBLISHING				106,920

SECURITY AND COMMODITY BROKERS - 1.18%
100,000	Credit Suisse First Boston USA, Inc	5.250	03/02/11	Aa3	98,870
100,000	Goldman Sachs Group Lp	4.500	06/15/10	Aa3	96,413
100,000	Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	98,091
100,000	Goldman Sachs Group, Inc	5.350	01/15/16	Aa3	96,643
100,000	Lehman Brothers Holdings, Inc	6.625	01/18/12	A1	105,190
100,000	Lehman Brothers Holdings, Inc	5.500	04/04/16	A1	98,093
100,000	Merrill Lynch & Co, Inc	4.790	08/04/10	Aa3	97,418
100,000	Morgan Stanley	5.300	03/01/13	Aa3	97,717

	TOTAL SECURITY AND COMMODITY BROKERS				788,435

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL			RATE	MATURITY DATE	MOODY’S RATING	VALUE
TRANSPORTATION EQUIPMENT - 0.63%
100,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	$102,878
100,000		Boeing Co	6.125	02/15/33	A2	103,651
100,000		DaimlerChrysler NA Holding Corp	8.500	01/18/31	A3	116,687
100,000		General Dynamics Corp	3.000	05/15/08	A2	95,349

		TOTAL TRANSPORTATION EQUIPMENT				418,565

		TOTAL CORPORATE BONDS
		(Cost $22,650,759)				21,854,241

GOVERNMENT BONDS - 64.92%
AGENCY SECURITIES - 18.28%
493,335		Cal Dive International, Inc	4.930	02/01/27	NR	466,542
550,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	529,941
550,000		Federal Farm Credit Bank (FFCB)	4.125	04/15/09	Aaa	535,024
175,000		Federal Farm Credit Bank (FFCB)	4.875	12/16/15	Aaa	170,776
250,000		Federal Home Loan Bank (FHLB)	3.625	02/16/07	Aaa	246,808
2,017,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	04/15/07	Aaa	1,988,805
100,000		Federal Home Loan Mortgage Corp (FHLMC)	4.625	02/21/08	Aaa	99,179
500,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	04/28/08	Aaa	484,696
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.875	03/21/11	Aa2	1,022,220
250,000		Federal Home Loan Mortgage Corp (FHLMC)	6.250	03/05/12	Aa2	251,387
575,000		Federal Home Loan Mortgage Corp (FHLMC)	8.250	06/01/16	NR	710,705
250,000		Federal National Mortgage Association (FNMA)	4.750	01/02/07	Aa2	249,149
1,000,000		Federal National Mortgage Association (FNMA)	3.875	05/15/07	Aaa	986,402
500,000	h	Federal National Mortgage Association (FNMA)	5.210	03/16/09	Aaa	498,125
850,000		Federal National Mortgage Association (FNMA)	7.125	06/15/10	Aaa	912,626
200,000		Federal National Mortgage Association (FNMA)	4.125	01/30/12	Aaa	188,552
1,000,000		Federal National Mortgage Association (FNMA)	5.250	08/01/12	Aa2	990,181
500,000		Federal National Mortgage Association (FNMA)	2.000	08/17/12	Aaa	412,218
500,000		Federal National Mortgage Association (FNMA)	6.470	09/25/12	Aaa	533,407
150,000		Federal National Mortgage Association (FNMA)	4.000	02/25/19	NR	132,949
340,000		Federal National Mortgage Association (FNMA)	6.210	08/06/38	Aaa	382,515
437,500		Totem Ocean Trailer Express, Inc	4.514	12/18/19	NR	415,590

		TOTAL AGENCY SECURITIES				12,207,797

FOREIGN GOVERNMENT BONDS - 4.64%
250,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	246,483
100,000		China Development Bank	5.000	10/15/15	A2	94,883
100,000		Development Bank of Japan	4.250	06/09/15	Aaa	92,342
200,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	189,576
100,000		Eksportfinans A/S	4.750	12/15/08	Aaa	98,962
100,000		European Investment Bank	4.875	02/15/36	Aaa	92,868
250,000		Federal Republic of Germany	3.875	06/01/10	Aaa	239,950
100,000		Mexico Government International Bond	5.625	01/15/17	Baa1	97,033
100,000		Mexico Government International Bond	6.750	09/27/34	Baa1	103,400
1,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa2	975,711
100,000		Province of Ontario	4.750	01/19/16	Aa2	96,102
200,000		Province of Quebec Canada	5.000	03/01/16	A1	193,714
500,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa2	579,191

		TOTAL FOREIGN GOVERNMENT BONDS				3,100,215

MORTGAGE BACKED SECURITIES - 32.01%
431,833		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/18		421,670
560,209		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19		546,493
531,731		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	07/01/33		507,276
386,481		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	11/01/33		368,706
713,675		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	11/01/33		714,500
100,000		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	03/01/36		97,646
661,241		Federal National Mortgage Association (FNMA)	6.306	12/01/08		665,533

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL			RATE	MATURITY DATE	VALUE
49,792		Federal National Mortgage Association (FNMA)	5.000	06/01/13	$49,067
1,947,122		Federal National Mortgage Association (FNMA)	4.560	01/01/15	1,842,324
396,740		Federal National Mortgage Association (FNMA)	6.000	02/01/18	402,241
188,211		Federal National Mortgage Association (FNMA)	5.500	04/01/18	187,208
134,453		Federal National Mortgage Association (FNMA)	5.500	05/01/18	133,737
217,000		Federal National Mortgage Association (FNMA)	4.500	03/01/19	207,678
476,676		Federal National Mortgage Association (FNMA)	5.500	07/01/20	473,945
338,900		Federal National Mortgage Association (FNMA)	4.500	12/01/20	324,183
326,265		Federal National Mortgage Association (FNMA)	5.500	02/01/24	321,572
753,510		Federal National Mortgage Association (FNMA)	5.500	07/01/24	742,260
27,795		Federal National Mortgage Association (FNMA)	5.500	09/01/24	27,381
302,340		Federal National Mortgage Association (FNMA)	5.500	07/01/33	295,710
669,399		Federal National Mortgage Association (FNMA)	5.500	07/01/33	654,719
1,024,214		Federal National Mortgage Association (FNMA)	5.500	07/01/33	1,001,753
402,387		Federal National Mortgage Association (FNMA)	4.500	08/01/33	372,940
492,905		Federal National Mortgage Association (FNMA)	4.500	09/01/33	456,896
745,792		Federal National Mortgage Association (FNMA)	6.000	10/01/33	746,192
372,104		Federal National Mortgage Association (FNMA)	5.000	11/01/33	355,250
2,032,396		Federal National Mortgage Association (FNMA)	5.500	11/01/33	1,987,824
1,477,316		Federal National Mortgage Association (FNMA)	5.000	03/01/34	1,410,403
822,746		Federal National Mortgage Association (FNMA)	5.000	03/01/34	785,481
391,871		Federal National Mortgage Association (FNMA)	4.350	03/25/34	374,746
250,563		Federal National Mortgage Association (FNMA)	5.500	04/01/34	244,940
112,840	h	Federal National Mortgage Association (FNMA)	6.500	02/01/35	115,135
1,489,256		Federal National Mortgage Association (FNMA)	5.000	02/25/35	1,454,346
135,938		Federal National Mortgage Association (FNMA)	7.500	06/01/35	142,005
178,928		Federal National Mortgage Association (FNMA)	5.500	07/01/35	174,706
298,228		Federal National Mortgage Association (FNMA)	7.500	07/01/35	311,536
73,460		Federal National Mortgage Association (FNMA)	6.000	11/01/35	73,487
540,410		Government National Mortgage Association (GNMA)	5.500	07/20/33	533,795
98,874		Government National Mortgage Association (GNMA)	5.000	03/15/34	95,879
366,287		Government National Mortgage Association (GNMA)	5.000	06/15/34	355,190
1,400,000		GSR Mortgage Loan Trust Series 2005-6F (Class 4A3)	6.000	07/25/35	1,397,745

		TOTAL MORTGAGE BACKED SECURITIES			21,374,098

U.S. TREASURY SECURITIES - 9.99%
187,696	k	United States Treasury Inflation Indexed Bonds	3.375	01/15/07	189,719
302,213	k	United States Treasury Inflation Indexed Bonds	3.875	01/15/09	316,381
500,000		United States Treasury Note	2.625	05/15/08	478,035
840,000		United States Treasury Note	4.000	06/15/09	819,605
300,000		United States Treasury Note	4.500	02/28/11	295,650
600,000		United States Treasury Note	3.625	05/15/13	556,110
100,000		United States Treasury Note	4.500	02/15/16	97,250
2,984,000		United States Treasury Note	8.000	11/15/21	3,919,514

		TOTAL U.S. TREASURY SECURITIES			6,672,264

		TOTAL GOVERNMENT BONDS
		(Cost $44,593,668)			43,354,374

		TOTAL BONDS
		(Cost $67,244,427)			65,208,615

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 2.60%
U.S. GOVERNMENT AGENCIES AND DISCOUNT NOTES - 2.60%
1,740,000	Federal National Mortgage Association (FNMA)	4.650	04/03/06	$1,740,000

	TOTAL U.S. GOVERNMENT AGENCIES AND DISCOUNT NOTES			1,740,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,739,550)			1,740,000

	TOTAL PORTFOLIO - 100.25%
	(Cost $68,983,977)			66,948,615
	OTHER ASSETS & LIABILITIES, NET - (0.25)%			(168,581)

	NET ASSETS -100.00%			$66,780,034

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At March 31, 2006, the value of these securities amounted to $293,976 or 0.44% of net assets.

h	These securities were purchased on a delayed delivery basis.

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

v	Security valued at fair value.

ABBREVIATION:

NR - Not Rated

For ease of presentation,we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

STATEMENT OF INVESTMENTS (Unaudited)

March 31, 2006

PRINCIPAL			RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 100.37%
CERTIFICATES OF DEPOSIT - 5.31%
$565,000		American Express Centurion Bank	4.610%	04/10/06	$565,001
295,000		American Express Centurion Bank	4.750	05/26/06	295,007
1,290,000		Wells Fargo	4.810	05/22/06	1,290,000

		TOTAL CERTIFICATES OF DEPOSIT			2,150,008

COMMERICAL PAPER - 82.31%
783,000	c	Beta Finance, Inc	4.630	05/05/06	779,576
500,000	c	Beta Finance, Inc	4.690	05/12/06	497,335
1,000,000	c	Caylon North America, Inc	4.435	04/11/06	998,770
535,000	c	CC (USA), Inc	4.500	04/17/06	533,911
750,000	c	CC (USA), Inc	4.690	05/17/06	745,505
300,000	c	Ciesco Lp	4.620	04/21/06	299,230
465,000	c	Ciesco Lp	4.750	05/19/06	462,055
875,000		Citigroup Funding, Inc	4.520	04/06/06	874,451
1,296,000	c	Corporate Asset Funding Corp, Inc	4.620	04/19/06	1,293,006
750,000	c	Dorada Finance, Inc	4.670	05/15/06	745,719
270,000	c	Dorada Finance, Inc	4.820	05/25/06	268,048
825,000	c	Edison Asset Securitization, LLC	4.840	08/21/06	809,250
1,000,000	c	Gannett Co, Inc	4.750	04/27/06	996,584
500,000		General Electric Capital Corp	4.520	06/27/06	494,538
360,000	c	Govco, Inc	4.530	04/25/06	358,913
900,000	c	Govco, Inc	4.660	05/18/06	894,525
1,000,000	c	Harley-Davidson Funding Corp	4.520	04/13/06	998,520
400,000	c	Harrier Finance Funding LLC	4.600	04/12/06	399,440
900,000	c	Harrier Finance Funding LLC	4.700	05/11/06	895,300
350,000		HSBC Finance Corp	4.410	04/04/06	349,871
900,000	c	HSBC Finance Corp	4.730	06/05/06	892,314
490,000	c	IBM Capital, Inc	4.700	06/08/06	485,650
1,000,000	c	Kitty Hawk Funding Corp	4.750	04/27/06	996,714
300,000	c	Kitty Hawk Funding Corp	4.820	06/19/06	296,827
890,000	c	Links Finance LLC	4.620	05/09/06	885,660
400,000		Paccar Financial Corp	4.435	04/11/06	399,507
355,000		Paccar Financial Corp	4.670	05/18/06	352,854
495,000		Paccar Financial Corp	4.680	05/25/06	491,473
1,300,000	c	Park Avenue Receivables Corp	4.740	04/25/06	1,295,892
930,000	c	Preferred Receivables Funding Corp	4.665	05/04/06	925,934
635,000	c	Private Export Funding Corp	4.470	06/07/06	629,724
300,000	c	Private Export Funding Corp	4.660	07/06/06	296,152
1,300,000	c	Procter & Gamble Co	4.490	04/05/06	1,299,351
1,000,000	c	Ranger Funding Co LLC	4.500	04/17/06	998,000
685,000	c	Scaldis Capital LLC	4.810	06/12/06	678,410
400,000	c	Scaldis Capital LLC	4.920	09/12/06	391,035
1,300,000	c	Shell International Finance BV	4.570	05/02/06	1,294,884
300,000	c	Sigma Finance, Inc	4.400	05/08/06	298,643
465,000		Societe Generale North America, Inc	4.600	04/20/06	463,915
825,000		Societe Generale North America, Inc	4.830	06/12/06	817,128

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL			RATE	MATURITY DATE	VALUE
$ 545,000	c	The Stanley Works	4.640%	05/01/06	$542,893
700,000	c	Toronto Dominion Holdings (US)	4.700	05/31/06	694,517
525,000		Toronto Dominion Holdings (US)	4.800	10/27/06	510,370
500,000		UBS Finance, (Delaware), Inc	4.370	04/07/06	499,636
800,000		UBS Finance, (Delaware), Inc	4.620	04/20/06	798,049
1,090,000	c	Variable Funding Capital Corp	4.450	04/03/06	1,089,731
900,000	c	Wal-Mart Stores, Inc	4.760	06/20/06	890,480
400,000	c	Yorktown Capital, LLC	4.820	06/19/06	395,769

		TOTAL COMMERICAL PAPER			33,306,059

U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES - 12.75%
144,000		Federal Farm Credit Banks (FFCB)	4.720	07/19/06	141,942
1,655,000		Federal Home Loan Bank (FHLB)	4.670	05/03/06	1,648,130
200,000		Federal Home Loan Bank (FHLB)	4.450	05/10/06	199,036
150,000		Federal Home Loan Bank (FHLB)	4.660	05/31/06	148,875
428,000		Federal Home Loan Bank (FHLB)	4.760	08/18/06	420,134
1,357,000		Federal Home Loan Mortgage Corp (FHLMC)	4.490	04/18/06	1,354,210
500,000		Federal Home Loan Mortgage Corp (FHLMC)	4.400	05/23/06	496,605
520,000		Federal Home Loan Mortgage Corp (FHLMC)	4.410	05/30/06	516,242
235,000		Federal National Mortgage Association (FNMA)	4.390	05/10/06	233,867

		TOTAL U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES			5,159,041

		TOTAL SHORT-TERM INVESTMENTS - 100.37%
		(Cost $40,615,108)			40,615,108

		TOTAL PORTFOLIO - 100.37%
		(Cost $40,615,108)			40,615,108
		OTHER ASSETS & LIABILITIES, NET - (0.37)%			(149,107)

		NET ASSETS - 100.00%			$40,466,001

c	Commerical Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentrati

Item 2.	Controls and Procedures.

(a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: May 17, 2006	By:	/s/ Scott C. Evans
Scott C. Evans Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 17, 2006	By:	/s/ Scott C. Evans
Scott C. Evans Executive Vice President (principal executive officer)

Date: May 16, 2006	By:	/s/ Russell G. Noles
Russell G. Noles Vice President and Acting Chief Financial Officer, (acting principal financial officer)

EXHIBIT LIST

Item 3.	Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)